As filed with the Securities and Exchange Commission on April 30, 2002
                                                         File No. 333-47940

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 2
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

               Columbus Life Insurance Company Separate Account 1
                              (Exact Name of Trust)

                         Columbus Life Insurance Company
                               (Name of Depositor)

                             400 East Fourth Street
                             Cincinnati, Ohio 45202
          (Complete Address of Depositor's Principal Executive Offices)

                  Please send copies of all communications to:

       DONALD J. WUEBBLING, ESQ.                   ELISABETH DAHL, ESQ.
    Columbus Life Insurance Company                       M.S. 32
        400 East Fourth Street                         400 Broadway
        Cincinnati, Ohio 45202                    Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

|X|   On May 1, 2002 pursuant to paragraph (b).

|_|   60 days after filing pursuant to paragraph (a)(1).

|_|   On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      An Indefinite Amount of Interests in
            Columbus Life Insurance Company Separate Account 1 Under
                    Pinnacle Variable Universal Life Policies
                     (Title of Securities Being Registered)

                     RECONCILIATION AND TIE BETWEEN ITEMS IN
                         FORM N-8B-2 AND THE PROSPECTUS

                         COLUMBUS LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT 1

--------------------------------------------------------------------------------
FORM N-8B-2*                         CAPTION IN PROSPECTUS**
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Item 1            Cover Page
--------------------------------------------------------------------------------
Item 2            Columbus Life Insurance Company and Separate Account 1
--------------------------------------------------------------------------------
Item 3            Not Applicable****
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Item 4            Service Providers
--------------------------------------------------------------------------------
Item 5            Columbus Life Insurance Company and Separate Account 1
--------------------------------------------------------------------------------
Item 6            Columbus Life Insurance Company and Separate Account 1
--------------------------------------------------------------------------------
Item 7            Not Required***
--------------------------------------------------------------------------------
Item 8            Not Required***
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Item 9            Not Applicable****
--------------------------------------------------------------------------------
Item 10           Purchasing Your Policy
--------------------------------------------------------------------------------
                  Borrowing Money
--------------------------------------------------------------------------------
                  Withdrawing Your Money
--------------------------------------------------------------------------------
                  Death Benefit
--------------------------------------------------------------------------------
                  Payment of Policy Proceeds
--------------------------------------------------------------------------------
                  Charges
--------------------------------------------------------------------------------
                  Continuation of Your Policy
--------------------------------------------------------------------------------
                  Other Information About Your Policy
--------------------------------------------------------------------------------
                  Premium Payments
--------------------------------------------------------------------------------
                  Voting Rights
--------------------------------------------------------------------------------
                  Columbus Life Insurance Company and Separate Account 1
--------------------------------------------------------------------------------
                  Information About the Investment Options
--------------------------------------------------------------------------------
                  Allocation of Net Premiums
--------------------------------------------------------------------------------
                  Transferring Your Money
--------------------------------------------------------------------------------
                  Riders
--------------------------------------------------------------------------------
                  Tax Matters
--------------------------------------------------------------------------------
Item 11           Information About the Investment Options
--------------------------------------------------------------------------------
Item 12           Service Providers
--------------------------------------------------------------------------------
Item 13           Policy at a Glance
--------------------------------------------------------------------------------
                  Borrowing Money
--------------------------------------------------------------------------------
                  Withdrawing Your Money
--------------------------------------------------------------------------------
                  Death Benefit
--------------------------------------------------------------------------------
                  Charges
--------------------------------------------------------------------------------
                  Riders
--------------------------------------------------------------------------------
                  Information About the Investment
--------------------------------------------------------------------------------
                  Options
--------------------------------------------------------------------------------
                  Service Providers
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FORM N-8B-2*                         CAPTION IN PROSPECTUS**
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Item 14           Purchasing Your Policy
--------------------------------------------------------------------------------
                  Riders
--------------------------------------------------------------------------------
                  Other Information About Your Policy
--------------------------------------------------------------------------------
Item 15           Purchasing Your Policy
--------------------------------------------------------------------------------
                  Premium Payments
--------------------------------------------------------------------------------
                  Allocation of Net Premiums
--------------------------------------------------------------------------------
                  Transferring Your Money
--------------------------------------------------------------------------------
                  Other Information About Your Policy
--------------------------------------------------------------------------------
                  Information About the Investment
--------------------------------------------------------------------------------
                  Options
--------------------------------------------------------------------------------
                  Valuation of Your Investment
--------------------------------------------------------------------------------
Item 16           Allocation of Net Premiums
--------------------------------------------------------------------------------
                  Transferring Your Money
--------------------------------------------------------------------------------
                  Borrowing Money
--------------------------------------------------------------------------------
                  Withdrawing Your Money
--------------------------------------------------------------------------------
                  Charges
--------------------------------------------------------------------------------
                  Information About the Investment
--------------------------------------------------------------------------------
                  Options
--------------------------------------------------------------------------------
                  Valuation of Your Investment
--------------------------------------------------------------------------------
Item 17           Purchasing Your Policy
--------------------------------------------------------------------------------
                  Borrowing Money
--------------------------------------------------------------------------------
                  Withdrawing Your Money
--------------------------------------------------------------------------------
                  Death Benefit
--------------------------------------------------------------------------------
                  Payment of Policy Proceeds
--------------------------------------------------------------------------------
                  Charges
--------------------------------------------------------------------------------
                  Continuation of Your Policy
--------------------------------------------------------------------------------
                  Other Information About Your Policy
--------------------------------------------------------------------------------
                  Riders
--------------------------------------------------------------------------------
Item 18           Valuation of Your Investment
--------------------------------------------------------------------------------
                  Columbus Life Insurance Company and Separate Account 1
--------------------------------------------------------------------------------
Item 19           Other Information About Your Policy
--------------------------------------------------------------------------------
Item 20           Not Applicable****
--------------------------------------------------------------------------------
Item 21           Borrowing Money
--------------------------------------------------------------------------------
                  Continuation of Your Policy
--------------------------------------------------------------------------------
Item 22           Not Applicable****
--------------------------------------------------------------------------------
Item 23           Columbus Life Insurance Company and Separate Account 1
--------------------------------------------------------------------------------
Item 24           Information About the Investment Options
--------------------------------------------------------------------------------
                  Valuation of Your Investment
--------------------------------------------------------------------------------
Item 25           Columbus Life Insurance Company and Separate Account 1
--------------------------------------------------------------------------------
Item 26           Not Applicable****
--------------------------------------------------------------------------------
Item 27           Columbus Life Insurance Company and Separate Account 1
--------------------------------------------------------------------------------
Item 28           Columbus Life Insurance Company and Separate Account 1
--------------------------------------------------------------------------------
Item 29           Columbus Life Insurance Company and Separate Account 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FORM N-8B-2*                         CAPTION IN PROSPECTUS**
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Item 30           Not Applicable****
--------------------------------------------------------------------------------
Item 31           Not Applicable****
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Item 32           Not Applicable****
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Item 33           Not Applicable****
--------------------------------------------------------------------------------
Item 34           Not Applicable****
--------------------------------------------------------------------------------
Item 35           Purchasing Your Policy
--------------------------------------------------------------------------------
                  Service Providers
--------------------------------------------------------------------------------
Item 36           Not Required***
--------------------------------------------------------------------------------
Item 37           Not Applicable****
--------------------------------------------------------------------------------
Item 38           Service Providers
--------------------------------------------------------------------------------
Item 39           Service Providers
--------------------------------------------------------------------------------
Item 40           Not Applicable****
--------------------------------------------------------------------------------
Item 41           Service Providers
--------------------------------------------------------------------------------
Item 42           Not Applicable****
--------------------------------------------------------------------------------
Item 43           Not Applicable****
--------------------------------------------------------------------------------
Item 44           Charges
--------------------------------------------------------------------------------
                  Valuation of Your Investment
--------------------------------------------------------------------------------
                  Premium Payments
--------------------------------------------------------------------------------
Item 45           Not Applicable****
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Item 46           Payments of Policy Proceeds
--------------------------------------------------------------------------------
                  Charges
--------------------------------------------------------------------------------
                  Valuation of Your Investment
--------------------------------------------------------------------------------
Item 47           Information about the Investment Options
--------------------------------------------------------------------------------
Item 48           Not Applicable****
--------------------------------------------------------------------------------
Item 49           Not Applicable****
--------------------------------------------------------------------------------
Item 50           Columbus Life Insurance Company and Separate Account 1
--------------------------------------------------------------------------------
Item 51           Columbus Life Insurance Company and Separate Account 1
--------------------------------------------------------------------------------
                  Death Benefit
--------------------------------------------------------------------------------
                  Riders
--------------------------------------------------------------------------------
                  Other Information About Your Policy
--------------------------------------------------------------------------------
                  Payment of Policy Proceeds
--------------------------------------------------------------------------------
                  Purchasing Your Policy
--------------------------------------------------------------------------------
                  Premium Payments
--------------------------------------------------------------------------------
                  Borrowing Money
--------------------------------------------------------------------------------
                  Withdrawing Your Money
--------------------------------------------------------------------------------
                  Continuation of Your Policy
--------------------------------------------------------------------------------
                  Charges
--------------------------------------------------------------------------------
                  Valuation of Your Investment
--------------------------------------------------------------------------------
Item 52           Information About the Investment Options
--------------------------------------------------------------------------------
Item 53           Tax Matters
--------------------------------------------------------------------------------
Item 54           Not Applicable****
--------------------------------------------------------------------------------
Item 55           Not Applicable****
--------------------------------------------------------------------------------
Item 56           Not Required***
--------------------------------------------------------------------------------
Item 57           Not Required***
--------------------------------------------------------------------------------
Item 58           Not Required***
--------------------------------------------------------------------------------
Item 59           Not Required***
--------------------------------------------------------------------------------

* Registrant includes this Reconciliation and Tie Statement in its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Registrant, previously filed a Notification of Registration as an investment company on Form N-8A and a Form N-8B-2 Registration Statement under the Investment Company Act of 1940 on May 14, 1999. Pursuant to Sections 8 and 30(b)(1) of the Investment Company Act of 1940, Rule 30a-1 under that Act, and Forms N-8B-2 and N-SAR under that Act, Registrant will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission. In addition, the Registration Statement on Form S-6 and any amendments thereto are deemed to update and amend Registrant's N-8B-2 to the extent necessary that the N-8B-2 is not inconsistent therewith.

** Caption in Prospectus, to the extent relevant to this Form. Certain items are not relevant pursuant to the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.

*** Not required pursuant to Instruction 1(a) as to the Prospectus as set out in Form S-6.

**** Omitted from the Prospectus pursuant to Instruction 3 as to the Prospectus as set out in Form S-6.

                                    PINNACLE
                             VARIABLE UNIVERSAL LIFE


Columbus Life Insurance Company                                       Prospectus
Separate Account 1                                                   May 1, 2002


This Prospectus describes the Pinnacle Variable Universal Life Insurance Policy (Policy) and the investment options available to Policy owners. It contains information you should know before purchasing a Policy and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Policy is issued by Columbus Life Insurance Company (Columbus Life). The Policy is an investment alternative that offers you:

           o  Life insurance protection       o  Tax-deferred earnings
           o  Flexible premium payments       o  Access to your funds through
           o  Flexible benefits                  withdrawals and loans
           o  Optional coverages and riders   o  35 investment options

You tell us how to invest your premium payments among the investment options. Your investment options include 34 Sub-Accounts of Separate Account 1 that invest in the following Funds:

Deutsche Asset Management VIT Funds                                  MFS(R) Variable Insurance Trust(SM)

Scudder VIT EAFE(R)  Equity Index Fund - Class A                     MFS(R) Capital Opportunities Series - Service Class
Scudder VIT Equity 500 Index Fund - Class A                          MFS(R)  Emerging Growth Series - Service Class
Scudder VIT Small Cap Index Fund - Class A                           MFS(R) Mid Cap Growth Series - Service Class
                                                                     MFS(R) New Discovery Series - Service Class
Fidelity(R) Variable Insurance Products Funds
                                                                     Oppenheimer Variable Account Funds
Fidelity(R) VIP Equity-Income Portfolio - Service Class 2
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2            Oppenheimer Aggressive Growth Fund/VA - Service Class
Fidelity(R) VIP Growth & Income Portfolio - Service Class 2          Oppenheimer Strategic Bond Fund/VA - Service Class
Fidelity(R) VIP Growth Portfolio - Service Class 2
Fidelity(R) VIP Asset Manager(SM) Portfolio - Service Class 2        Oppenheimer's Panorama Series Fund, Inc.
Fidelity(R) VIP Balanced Portfolio - Service Class 2
Fidelity(R) VIP Mid Cap Portfolio - Service Class 2                  Oppenheimer International Growth Fund/VA - Service Class
Fidelity(R) VIP Money Market Portfolio - Initial Class
                                                                     Touchstone Variable Series Trust
Janus Aspen Series
                                                                     Touchstone Emerging Growth Fund
Janus Aspen Aggressive Growth Portfolio - Service Shares             Touchstone Small Cap Value Fund
Janus Aspen Capital Appreciation Portfolio - Service Shares          Touchstone Growth/Value Fund
Janus Aspen Worldwide Growth Portfolio - Service Shares              Touchstone Large Cap Growth Fund
                                                                     Touchstone Enhanced 30 Fund
The Legends Fund, Inc.                                               Touchstone Value Plus Fund
                                                                     Touchstone High Yield Fund
Harris Bretall Sullivan & Smith Equity Growth Portfolio              Touchstone Bond Fund
Third Avenue Value Portfolio                                         Touchstone Standby Income Fund
Gabelli Large Cap Value Portfolio
Baron Small Cap Portfolio


The Fixed Account is an additional investment option. It is a fixed-rate option backed by the general assets of Columbus Life.

The description of the Policy in this Prospectus is subject to the specific terms of your Policy as it contains specific contractual provisions and conditions. If the terms in your Policy differ from the description of the Policy in the Prospectus, you should rely on the terms in your Policy.

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains certain other material that is legally part of the registration statement for Columbus Life Insurance Company Separate Account 1 (Separate Account 1) and other information about Separate Account 1. You can also view these documents at the Public Reference Room of the Securities and Exchange Commission or obtain copies, for a fee, by writing to the Public Reference Room of the Securities and Exchange Commission, 450 Fifth Street N.W., Washington, D.C. 20549, or by e-mailing a request to: publicinfo@sec.gov. You can also call the Securities and Exchange Commission at 800.SEC.0330. The Registration Number for the Policies is 333-47940. The Registration Number for the Separate Account is 811-09337.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Policies or determined if the Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This Policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the Policy. The Policy is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

Each Sub-Account invests in a corresponding Fund that may have a name and/or investment objective that is very similar to the name and/or investment objective of a publicly available mutual fund managed by the same advisor and sub-advisor. The Funds in which the Sub-Accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from the differences in various factors that affect the operation of a Fund, such as implementation of the Fund's investment policies, Fund expenses and size of the Fund. In addition, your investment return from your Policy will be less than the investment return of a shareholder in the publicly available mutual funds because you will pay additional charges related to your Policy, such as premium expense charges, state tax charges and mortality and expense risk charges.

Investments in variable life insurance policies involve investment risk, including possible loss of principal.

Benefits described in this Prospectus may not be available in every jurisdiction. Please refer to your Policy and contact your insurance agent/financial representative for specific benefit information.

No one is authorized to give any information or make any representation other than those contained in the Policy (including any attached riders or endorsements), this Prospectus or our approved sales literature. You should rely only on the information contained in the Policy (including any attached riders or endorsements), this Prospectus or our approved sales literature.


 The Policy is a flexible premium variable universal life insurance policy. The amount or duration of the death benefit may be variable or fixed under specified conditions and may increase or decrease. The cash value of the policy may increase or decrease in accordance with the experience of the separate account.
   You could lose your entire investment, depending on the performance of the investment options. If this occurs and a no-lapse guarantee is not in effect, there could be no death benefit absent additional payments made to keep the policy in force.

        The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein.


         No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

                                TABLE OF CONTENTS

POLICY AT A GLANCE.................................................4
SUMMARY.............................................................7
PURCHASING YOUR POLICY............................................11
PREMIUM PAYMENTS..................................................13
ALLOCATION OF NET PREMIUMS........................................15
TRANSFERRING YOUR MONEY...........................................17
BORROWING MONEY...................................................19
WITHDRAWING YOUR MONEY............................................20
DEATH BENEFIT.....................................................21
PAYMENT OF POLICY PROCEEDS........................................24
CHARGES............................................................27
CONTINUATION OF YOUR POLICY.......................................32
RIDERS.............................................................34
OTHER INFORMATION ABOUT YOUR POLICY...............................40
INFORMATION ABOUT THE INVESTMENT OPTIONS..........................44
VALUATION OF YOUR INVESTMENT......................................54
PERFORMANCE INFORMATION...........................................55
VOTING RIGHTS.....................................................56
COLUMBUS LIFE INSURANCE COMPANY AND SEPARATE ACCOUNT 1............57
SERVICE PROVIDERS.................................................60
TAX MATTERS........................................................62
OTHER GENERAL INFORMATION.........................................68
SUPPLEMENT A - POLICY ILLUSTRATION...............................A-1
SUPPLEMENT B - TABLE OF APPLICABLE DEATH BENEFIT FACTORS.........B-1
SUPPLEMENT C - TABLE OF COST OF INSURANCE CHARGES................C-1
SUPPLEMENT D - TABLE OF SURRENDER TARGET AMOUNTS.................D-1
SUPPLEMENT E - CALCULATION OF SURRENDER CHARGES..................E-1
SUPPLEMENT F - CONTINUATION PROVISIONS...........................F-1
SUPPLEMENT G - VALUATION PROCEDURES..............................G-1
GLOSSARY..........................................................H-1
SEPARATE ACCOUNT 1 ANNUAL FINANCIAL STATEMENTS...................I-1
COLUMBUS LIFE ANNUAL FINANCIAL STATEMENTS........................J-1

                               POLICY AT A GLANCE

The following is a snapshot of the Policy. Please refer to the Policy and the remainder of the Prospectus for further details and other information. Policy provisions may vary slightly from state to state according to state laws. See Supplement A for illustrations of how various aspects of the Policy and investment performance can affect your Policy.

PREMIUM PAYMENTS AND WITHDRAWALS

Minimum Premium Amount          Depends on the Insured's issue age, gender and
Target Premium                  underwriting class, the Specified Amount of
                                insurance coverage and the addition of any
                                riders Depends on the Insured's issue age,
                                gender and underwriting class, the initial
                                Specified Amount of insurance coverage, the
                                amount and timing of any increases in the
                                Specified Amount of insurance coverage and the
                                addition of any riders
Minimum Withdrawal Amount       $500

INSURANCE BENEFITS

Death Benefit
Option 1 Greater of (1) Specified Amount, or (2) the applicable multiple of your Account Value; less Indebtedness
Option 2 Greater of (1) Specified Amount plus Account Value, or (2) the applicable multiple of your Account Value; less Indebtedness

Minimum Issue Limit             Your Base Specified Amount must be at least
                                $100,000.

Minimum Increase or Decrease    $25,000, subject to Minimum Issue Limit
  in Coverage                   restrictions
Rider Benefits
   Included Riders*             Accelerated Death Benefit Plus
                                Accelerated Death Benefit
                                Extended Maturity Benefit**

   Optional Riders***           Additional Life
                                Accidental Death
                                Insured Insurability
                                Disability Credit
                                Children's Term
                                Other Insured
                                Extended Maturity Benefit Plus
                                Extended No-Lapse Guarantee

TRANSFERS

Number of Transfers             Unlimited times between Sub-Accounts or to the
                                Fixed Account (a Transfer Charge will apply
                                after 12 transfers per Policy Year); and 1 time
                                from the Fixed Account per Policy Year (25%
                                limitation in the first 4 years) (restrictions
                                do not apply to transfers made under the Dollar
                                Cost Averaging Program or Automatic Rebalancing
                                Program)
Minimum Amount of Transfer      $250 or the total amount in the Sub-Account,
                                whichever is less

LOANS
Loan Amount

   Minimum                      None
   Maximum                      90% of the Cash Surrender Value, less any
                                Indebtedness and less the next 2 Monthly
                                Deductions and Monthly Expense Charges


Interest Rate                   4.00% (maximum of 4.00%)

* Where permitted by state law.
** Where the Insured is between the ages of 0 and 65 when the Policy is issued. *** Issue restrictions may apply. See the Riders section of this Prospectus.

POLICY CHARGES AND DEDUCTIONS


Percent of Premium Charges
   Premium Expense Charges      6.50% of premium payments up to Target Premium
     Up to Target Premium       (maximum of 7.50%) for a Coverage Layer in a
                                Coverage Year for first 12 Coverage Years; 2.50%
                                of premium payments up to Target Premium
                                (maximum of 3.50%) for a Coverage Layer in a
                                Coverage Year after the first 12 Coverage Years
     In Excess of Target        3.25% of premium payments in excess of Target
       Premium                  Premium (maximum of 4.25%) for a Coverage Layer
                                in a Coverage Year for first 12 Coverage Years;
                                1.75% of premium payments in excess of Target
                                Premium (maximum of 2.75%) for a Coverage Layer
                                in a Coverage Year after the first 12 Coverage
                                Years
   State Tax Charges            Varies by state of residence (range of estimated
                                rates - 1.40% to 3.50%)


Monthly Deductions from
   Account Value
   Cost of Insurance Charges    Depends on the Insured's issue age, gender and
                                underwriting class, your Account Value,
                                Indebtedness, selected death benefit option and Specified Amount, and the length of time your Policy or any increase in Specified Amount has been in effect (See Supplement C for guaranteed maximum charges)


Monthly Expense Charges
     Per Policy Charge          $7.50 (maximum of $9.00)
     Per $1,000 Charge          Depends on the Base Specified Amount, and the
                                Insured's age and underwriting class at time of
                                issue or any increase of Base Specified Amount,
                                and the Insured's gender (maximum of $0.42 per
                                $1,000 of Base Specified Amount)
     Mortality and Expense      0.70% effective annual rate (maximum of 0.90%)
     Risk Charge                of Variable Account Value during the first 12
                                policy years; a graduated reduction in the effective annual rate ranging from 0.70% to 0.10% (maximum range of 0.90% to 0.30%)
                                depending on Variable Account Value after the first 12 policy years


Rider Charges
   Accelerated Death Benefit    No charge until advance of funds (the Company
   Plus                         may charge a transaction fee of up to $150 to
                                process the advance and interest is charged on
                                the advance)
   Accelerated Death Benefit    No charge until advance of funds (the Company
                                may charge a transaction fee of up to $150 to
                                process the advance and interest is charged on
                                the advance)
   Extended Maturity Benefit    No charge
   Additional Life              A cost of insurance charge will be determined as
                                described above under Cost of Insurance Charges
                                for the Additional Life Rider Specified Amount.
                                Target premium and therefore premium expense
                                charge will increase.
   Accidental Death             Depends on the Insured's Attained Age and
                                selected Accidental Death Benefit Amount
   Insured Insurability         Depends on the Insured's Attained Age and
                                selected Insured Insurability Option Amount
   Disability Credit            Depends on the Insured's Attained Age and
                                selected Credit Amount
   Children's Term              Depends on selected Children's Term Benefit
                                Amounts
   Other Insured                Depends on each Other Insured's Attained Age,
                                gender and underwriting class and selected Other
                                Insured Benefit Amounts
   Extended Maturity Benefit    Depends on the Insured's age when the rider is
   Plus                         issued

   Extended No-Lapse            $0.01 per $1,000 of Specified Amount and
           Guarantee            Additional Life Rider Specified Amount,
                                monthly, starting in Policy Year 6

Transaction Charges
   Transfer Charges             $0 for first 12 transfers among Sub-Accounts or
                                to the Fixed Account each Policy Year; $10 for
                                each additional transfer in a Policy Year;
                                deducted from Account Value at time of transfer
   Surrender Charge             Applies during the first 12 years since your
                                Policy Date or since the date of any increase in
                                Base Specified Amount, if you surrender your
                                Policy, or if it terminates at the end of a
                                Grace Period because no continuation provision
                                applies and we did not receive sufficient
                                premium to keep it in effect. The Surrender
                                Charge depends on the length of time from the
                                Policy Date and the date of any increase in Base
                                Specified Amount, the Insured's gender, issue
                                age and underwriting class on the Policy Date
                                and on the date of any increase in Base
                                Specified Amount, and your Base Specified Amount
                                (maximum of 90% of the surrender target amounts
                                for your Policy) (See Supplements D & E)
   Withdrawal Fees              $50 withdrawal fee for your second and each
                                additional withdrawal in a Policy Year.

FUND EXPENSES(1)                                                       After Expense Reimbursement(3)        Before Expense
                                                                                                            Reimbursement(3)

                                                                   Advisor     Other     12b-1    Total
                                                                     Fees    Expenses   Fees(2)  Expenses    Total Expenses
                                                                     ----    --------   -------  --------    --------------
Deutsche Asset Management VIT Funds
   Scudder VIT EAFE(R) Equity Index Fund(4) - Class A                0.45%     0.20%       --      0.65%          0.81%
   Scudder VIT Equity 500 Index Fund(4) - Class A                    0.20%     0.10%       --      0.30%          0.31%
   Scudder VIT Small Cap Index Fund(4) - Class A                     0.35%     0.10%       --      0.45%          0.63%
Fidelity(R) Variable Insurance Products Funds
   Fidelity(R) VIP Equity-Income Portfolio - Service Class 2         0.48%     0.11%     0.25%     0.84%          0.84%
   Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2         0.58%     0.11%     0.25%     0.94%          0.94%
   Fidelity(R) VIP Growth & Income Portfolio - Service Class 2       0.48%     0.11%     0.25%     0.84%          0.84%
   Fidelity(R) VIP Growth Portfolio - Service Class 2                0.58%     0.10%     0.25%     0.93%          0.93%
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Service Class 2     0.53%     0.12%     0.25%     0.90%          0.90%
   Fidelity(R) VIP Balanced Portfolio - Service Class 2              0.43%     0.15%     0.25%     0.83%          0.83%
   Fidelity(R) VIP Mid Cap Portfolio - Service Class 2               0.58%     0.11%     0.25%     0.94%          0.94%
   Fidelity(R) VIP Money Market Portfolio - Initial Class            0.18%     0.10%       --      0.28%          0.28%
Janus Aspen Series
   Janus Aspen Aggressive Growth Portfolio - Service Shares          0.65%     0.02%     0.25%     0.92%          0.92%
   Janus Aspen Capital Appreciation Portfolio - Service Shares       0.65%     0.01%     0.25%     0.91%          0.91%
   Janus Aspen Worldwide Growth Portfolio - Service Shares           0.65%     0.04%     0.25%     0.94%          0.94%
The Legends Fund, Inc.
   Harris Bretall Sullivan & Smith Equity Growth Portfolio           0.65%     0.42%       --      1.07%          1.07%
   Third Avenue Value Portfolio                                      0.65%     0.50%       --      1.15%          1.21%
   Gabelli Large Cap Value Portfolio                                 0.90%     0.50%       --      1.40%          1.66%
   Baron Small Cap Portfolio                                         1.05%     0.50%       --      1.55%          3.10%
MFS(R)  Variable Insurance Trust(SM)
   MFS(R) Capital Opportunities Series - Service Class               0.75%     0.16%     0.25%     1.16%          1.21%
   MFS(R) Emerging Growth Series - Service Class                     0.75%     0.12%     0.25%     1.12%          1.12%
   MFS(R) Mid Cap Growth Series - Service Class                      0.75%     0.15%     0.25%     1.15%          1.20%
   MFS(R) New Discovery Series - Service Class                       0.90%     0.16%     0.25%     1.31%          1.34%
Oppenheimer Variable Account Funds
   Oppenheimer Aggressive Growth Fund/VA - Service Class             0.64%     0.04%     0.25%     0.93%          0.93%
   Oppenheimer Strategic Bond Fund/VA - Service Class                0.74%     0.03%     0.25%     1.02%          1.02%
Oppenheimer's Panorama Series Fund, Inc.
   Oppenheimer International Growth Fund/VA - Service Class          1.00%     0.05%     0.25%     1.30%          1.30%


FUND EXPENSES(1)                                                       After Expense Reimbursement(3)        Before Expense
                                                                                                            Reimbursement(3)

                                                                   Advisor     Other     12b-1    Total
                                                                     Fees    Expenses   Fees(2)  Expenses    Total Expenses
                                                                     ----    --------   -------  --------    --------------
Touchstone Variable Series Trust
   Touchstone Emerging Growth Fund                                   0.80%     0.35%       --      1.15%          1.36%
   Touchstone Small Cap Value Fund                                   0.80%     0.20%       --      1.00%          2.16%
   Touchstone Growth/Value Fund                                      1.00%     0.10%       --      1.10%          3.00%
   Touchstone Large Cap Growth Fund(5)                               0.75%     0.20%       --      0.95%          2.28%
   Touchstone Enhanced 30 Fund                                       0.65%     0.10%       --      0.75%          1.79%
   Touchstone Value Plus Fund                                        0.75%     0.40%       --      1.15%          2.24%
   Touchstone High Yield Fund                                        0.60%     0.20%       --      0.80%          1.45%
   Touchstone Bond Fund                                              0.55%     0.20%       --      0.75%          1.09%
   Touchstone Standby Income Fund                                    0.25%     0.25%       --      0.50%          0.96%

(1) Fund expenses shown are based on actual advisor fees and other expenses incurred, before and after expense reimbursements, for the 12-month period ended December 31, 2001, or in the case of The Legends Fund, Inc., for the period ended June 30, 2001, except in the case of the following Funds that commenced operations after January 1, 2001: The Oppenheimer Strategic Bond Fund/VA-Service Class and Oppenheimer International Growth Fund/VA-Service Class which commenced operations on March 19, 2001; and the Touchstone Growth/Value and Large Cap Growth Funds, which commenced operations on May 1, 2001. Fund expenses shown for these Funds are annualized as discussed in the Fund prospectuses provided to you with this Prospectus.
(2) Certain of the Funds have entered into distribution and service plan agreements in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Funds may pay their distributors a fee as a percentage of average daily net assets of the Funds. These plans are described in greater detail in the Fund prospectuses provided with this Prospectus. The amount of 12b-1 fees may change from time to time in accordance with the plans. 12b-1 fees shown are fees in effect as of May 1, 2002.
(3) The Funds or their Advisors may have entered into fee waiver and/or expense reimbursement arrangements that limit the total expenses a Fund pays. The Fund prospectuses provided with this Prospectus describe these arrangements in greater detail. Such arrangements may change from year to year. Without fee waiver or expense reimbursement limits, the Funds would have incurred the expenses set forth in the "Before Expense Reimbursement" column.
(4) Formerly "Deutsche VIT" Funds.
(5) Formerly "Touchstone Equity Fund".

                                     SUMMARY

This summary answers some basic questions about the Policy. Because this is a summary, please read the Policy and the remainder of the Prospectus for more details and other information. If the terms of your Policy differ from the description of the Policy in this Prospectus, you should rely on the terms of your Policy.

What Kind of Life Insurance is the Policy?


The Policy is a flexible premium, variable universal life insurance policy. The Policy is called "flexible premium" because you can change the amount and frequency of your premium payments, within certain limits. The Policy is called "variable" life insurance because your Cash Surrender Value and your Death Benefit can vary because your Account Value will vary.


Can I Obtain Personalized Illustrations Demonstrating How the Policy Might Work?

Yes, we will furnish, upon request and free of charge, a personalized illustration reflecting the proposed Insured's issue age, gender and underwriting class. We may charge a reasonable fee for additional illustrations.

How Do I Purchase a Policy?

You can apply for a Policy by contacting your insurance agent/financial representative. We will not issue a Policy that insures a person who does not meet our underwriting standards. We will also not issue a Policy that insures a person who will be over 85 years of age on the date the Policy is issued. Insurance coverage under your Policy begins on the effective date of your Policy.

How Much Life Insurance Can I Purchase?

The minimum amount of life insurance you must purchase is $100,000. We call this minimum amount of insurance the "Minimum Issue Limit." We call the amount of insurance that you request the "Specified Amount."

You may apply for an increase in your Specified Amount at any time. We will approve a requested increase if the Insured meets our underwriting standards for the requested increase.


You can request a decrease in your Specified Amount at any time after the first Policy Year. We must approve each request. Generally, the minimum amount of an increase or decrease we will approve is $25,000. You cannot decrease your Base Specified Amount below the Minimum Issue Limit.


What Insurance Protection Does the Policy Offer?

The Policy provides life insurance on the Insured. We will pay the Beneficiary the Death Proceeds when the Insured dies. The Death Proceeds include the Death Benefit under the Policy plus any insurance provided by riders to the Policy.

The Death Benefit will never be lower than your Specified Amount less any Indebtedness. Depending on the Insured's age and your Account Value, the Death Benefit could be higher than your Specified Amount. The amount of the Death Benefit also depends on the death benefit option you selected. We offer 2 death benefit options--Option 1 and Option 2.

Option 1 emphasizes the potential growth of your Account Value. If you select Option 1, any increase in your Account Value will decrease the risk to us relative to the death benefit we must pay when the Insured dies and will decrease your cost of insurance.

Option 2 emphasizes the potential growth of your Death Benefit. If you select Option 2, any increase in your Account Value will increase the amount of your Death Benefit. Your cost of insurance will be higher under Option 2.

How Much are the Premium Payments?

When you purchase your Policy, you tell us how much you plan to pay and how often you plan to pay. This is called your Planned Premium. The amount and frequency of your Planned Premium is shown on your Policy Schedule. Generally, you would continue to make Planned Premium payments until the Insured reaches 100 years of age or dies.

You are not required to make premium payments in set amounts or on a set schedule. You may skip a Planned Premium payment and you may change the amount and frequency of your Planned Premium. You must use this flexibility responsibly to ensure that your insurance coverage continues. You may need to increase your Planned Premium or make additional premium payments to keep your Policy in force.

What Charges Will I Pay Under the Policy?

We assess charges to support the operation of your Policy and Separate Account 1, such as the premium expense charge, the state tax charge, the Monthly Deduction and the Monthly Expense Charge. In addition, we assess administrative fees for processing withdrawals and certain transfers among the Sub-Accounts. We also assess a Surrender Charge if you surrender your Policy within the first 12 years of the Policy or within 12 years following an increase in the Specified Amount. Some charges are deducted from your premium payments and others reduce your Account Value.

What Factors Affect My Cost of Insurance Charges?

Your cost of insurance charges, or Monthly Deduction, will depend on the Insured's issue age, gender and underwriting class, your Account Value, Indebtedness, selected death benefit option and Specified Amount, the length of time your Policy has been in effect and the division of your Specified Amount between Base Specified Amount and Additional Life Rider Specified Amount. The underwriting class depends on the Insured's health, whether the Insured uses tobacco and other factors that we use to determine the insurability of the Insured. The maximum monthly cost of insurance charges will never exceed the guaranteed monthly cost of insurance rates as shown on your Policy Schedule.

What are My Investment Options?

You have 35 investment options for your Net Premiums. You may allocate your Net Premiums among the 34 available Sub-Accounts of Separate Account 1 and the Fixed Account. Each Sub-Account invests exclusively in a corresponding Fund of Deutsche Asset Management VIT Funds (Deutsche); Fidelity(R) Variable Insurance Products Funds (Fidelity); Janus Aspen Series (Janus); The Legends Fund, Inc. (Legends); MFS(R) Variable Insurance Trust(SM) (MFS); Oppenheimer Variable Account Funds & Oppenheimer's Panorama Series Fund, Inc. (Oppenheimer) or Touchstone Variable Series Trust (Touchstone). The Sub-Accounts provide an opportunity for a higher rate of return than the Fixed Account but also expose you to a higher risk of losing money. The Fixed Account provides a guaranteed minimum rate of return.

How Do I Allocate My Net Premiums Among Investment Options?

You allocate your Net Premiums by specifying on your application the percentage of your Net Premiums you would like us to allocate to each investment option. You may change your allocation instructions at any time by notifying us either by telephone or in writing. When we receive a premium payment from you, we allocate the Net Premiums based on the most recent allocation instructions we have received from you.

How Will My Account Value Vary?

Your Account Value will vary on a daily basis to reflect the investment experience of the Sub-Accounts. Your Account Value will also reflect the amount and frequency of premium payments, any withdrawals, any Indebtedness and charges and deductions connected with your Policy. There is no guaranteed minimum Account Value, which means that you bear the entire investment risk that your Account Value could fall to zero.

Can I Transfer My Account Value Among Investment Options?

Yes, you can transfer your Account Value among the Sub-Accounts or from the Sub-Accounts to the Fixed Account up to 12 times per Policy Year without charge. We will charge you $10 for each additional transfer either among the Sub-Accounts or from the Sub-Accounts to the Fixed Account. You are also permitted to make 1 transfer from the Fixed Account per Policy Year without charge. In the first 4 Policy Years, you cannot transfer more than 25% of your money from the Fixed Account in a Policy Year.

How Do I Access My Account Value?

Generally, you can withdraw from your Policy part of your Cash Surrender Value, less any applicable withdrawal fees, and less any Indebtedness. Withdrawals and related fees will reduce your Account Value. Depending upon your Account Value and death benefit option, a withdrawal may also reduce your Specified Amount. A withdrawal may have tax consequences.

You may also surrender your Policy and withdraw all of your Account Value, less any Surrender Charges, and less any Indebtedness. We generally assess a Surrender Charge for a full surrender of your Policy. A full surrender will terminate your Policy. A withdrawal or full surrender of your Policy may have tax consequences.

Can I Borrow Against My Policy?

Yes, you can borrow money from us by using your Policy as the sole collateral for the loan. The most you can borrow against your Policy is 90% of your Cash Surrender Value, less any Indebtedness and less an amount sufficient to cover the next 2 Monthly Deductions and Monthly Expense Charges. The maximum interest rate we charge on loans is 4.00%. A loan, whether repaid or not, will have a permanent negative effect on the Death Benefit and Account Value of your Policy.

What Optional Insurance Benefits May I Purchase?

There are a number of optional insurance benefits that may be available to you. Among them are:

      o Additional Life Rider - designed to provide additional, low cost, permanent insurance coverage on the life of the Insured
      o Accidental Death Rider - designed to provide additional insurance coverage if the Insured's death occurs accidentally rather than by natural means
      o Insured Insurability Rider - designed to provide the option to purchase additional insurance coverage without evidence of insurability at certain ages and under certain circumstances
      o Disability Credit Rider - designed to credit a selected premium to the Policy in the event you become disabled
      o Extended Maturity Benefit Plus Rider - designed to keep your Policy in force if you live past age 100
      o Extended No-Lapse Guarantee Rider - designed to keep your Policy in force regardless of the performance of your selected investment options

Each rider provides a valuable benefit, but each rider has a cost and/or trade-off in terms of the availability of other riders. Each rider should be considered in light of its potential benefits and potential costs.

What Will Cause the Policy to Lapse?

Your Policy will lapse if your Net Cash Surrender Value is insufficient to pay the Monthly Deduction and Monthly Expense Charge, the continuation provision does not apply and we do not receive sufficient premium payments from you during the Grace Period. If the Policy lapses, you will not receive any money from us because the Net Cash Surrender Value will have been reduced to zero.

Will My Death Benefit and Account Value be Taxed?

The Policy is intended to meet the definition of a "life insurance contract" under federal tax law. Therefore, the Death Proceeds should be fully excludable from the Beneficiary's gross income. In addition, any earnings on your investment in the Sub-Accounts should not be taxable to you while the Policy is in effect unless you withdraw some of your Account Value or surrender your Policy. Under certain circumstances, a loan may be treated as taxable income. We do not intend for this discussion to be tax advice. You should consult with your own tax advisor before purchasing a Policy.

Do I Have a "Free Look" Right to Examine the Policy?

Yes, you may cancel the Policy within 10 days after receiving it, or such longer period as state law may require. If you cancel your Policy during the free look period, we generally will refund to you (1) the difference between any premiums you have paid, including fees and charges, and the amounts allocated to the Sub-Accounts, plus (2) the value of your investments in the Sub-Accounts as calculated on the date your notice of cancellation is received by us or your insurance agent/financial representative, plus (3) any charges imposed on amounts allocated to the Sub-Accounts.

Can I Convert My Policy to a Fixed Benefit Policy?


You may elect to convert your Policy to a fixed benefit policy during the first two Policy Years and for certain periods following a change in the investment policy of Separate Account 1. We will transfer your entire Account Value to the Fixed Account at no charge, and the Sub-Accounts will no longer be available to you as investment options. In some states, your conversion rights may vary.

                             PURCHASING YOUR POLICY

To obtain an application to purchase a Policy, please contact your insurance agent/financial representative.

Eligible Purchasers

You can apply for a Policy if:

      o     You live in a state where we can issue a Policy; and
      o     You are of legal age.


Your application will be processed through our underwriting process, which may require the proposed Insured to have a medical exam. Any premium payment received by us from you before we have completed the underwriting process will be held by us in escrow. After we complete the underwriting process, we will notify you of our decision regarding your application. If we approve your application, the insurance coverage provided by your Policy will be effective when you have received the Policy, signed any applicable amendments to the application, and paid the required minimum initial premium while the Insured is alive and in the same health as indicated in the application.





We will allocate your initial Net Premium to the money market Sub-Account on the Policy Date (or the date we have received the initial premium and any required amendments to the application). It will be allocated to the investment options you select 15 days after the date is was allocated to the money market Sub-Account. We will send you statements confirming that your premium has been allocated.

We reserve the right to deposit premium in the money market Sub-Account for the duration of the free look period if such period exceeds 15 days.


Even if you live in a state where we can issue a Policy, we will not issue a Policy that insures a person who will be over 85 years of age on the date the Policy is issued. We will also not issue a Policy that insures a person who does not meet our underwriting standards. If we do not issue a Policy to you, we will return any premium payments made by you and received by us.

Specified Amount and Minimum Issue Limit

If you meet our underwriting standards, you may purchase a Policy with a Base Specified Amount as low as the Minimum Issue Limit. The Minimum Issue Limit for a Policy is $100,000. If you purchase a Policy with a Base Specified Amount equal to or near the Minimum Issue Limit, you might not be able to:

      o     Make withdrawals;
      o     Reduce your Specified Amount; or
      o     Change your death benefit option.

You should consider these limitations before you purchase a Policy with a Base Specified Amount at or near the Minimum Issue Limit. You should discuss the Specified Amount for your Policy with your insurance agent/financial representative before purchasing a Policy.

If you do not purchase the Additional Life Rider, your Base Specified Amount and your Specified Amount will be the same. However, if you do purchase the Additional Life Rider, your total Specified Amount will be divided between the Base Specified Amount of the Policy and the Additional Life Rider Specified Amount for the Additional Life Rider. The minimum initial Additional Life Rider Specified Amount you may purchase is $25,000. As a result, if you also purchase the Additional Life Rider, your initial Specified Amount must be at least $125,000 (i.e., $100,000 + $25,000).

10-Day Review Period

You have 10 days to review your Policy after you receive it. This 10-day review period is called the free look period. Some state laws may require us to give you a longer free look period.

If you are not satisfied with the Policy, you can cancel it during the free look period. To cancel your Policy, you must return it either to us at Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or to the insurance agent/financial representative who sold you the Policy within the free look period. If you cancel the Policy during the free look period, we will refund to you:

      o The difference between any premiums you have paid, including fees and charges, and the amounts allocated to the Sub-Accounts; plus
      o The value of your investments in the Sub-Accounts as calculated on the date your notice of cancellation is received by us or your insurance agent/financial representative; plus
      o     Any charges imposed on amounts allocated to the Sub-Accounts.

However, some state laws may require us to refund your total premium payments.

                                PREMIUM PAYMENTS

Premium payments are payments that you make to purchase and maintain your Policy. You can vary the amount and frequency of your premium payments. The amount and frequency of your premium payments will affect your Account Value and the duration of insurance coverage under your Policy. We reserve the right to reject any premium payment if, in our opinion, accepting the payment would mean the Policy would not qualify as life insurance under federal tax laws.

Your initial premium payment must equal at least 1/12th of the minimum annual premium for the Five-Year No-Lapse Guarantee. Your initial premium payment may be given to your insurance agent/financial representative. You should send your subsequent premium payments to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Generally, each premium payment must be at least $50.

You can make premium payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions. If you use one of these methods to make premium payments, we will accept premium payments in amounts less than $50.

Federal tax law may limit your ability to make certain large premium payments. We will monitor your premium payments to be sure that you do not exceed the permitted amounts or inadvertently incur any tax penalties due to excess premium payments.

Planned Premiums

When you purchase your Policy, you tell us how much you plan to pay and how often you plan to pay. This is called your Planned Premium. The amount and frequency of your Planned Premium is shown on your Policy Schedule. Generally, you would continue to make Planned Premium payments until the Policy Anniversary after the Insured reaches 100 years of age or the date the Insured dies. You are not required to make a Planned Premium payment, but making Planned Premium payments increases the likelihood that your insurance coverage under the Policy will continue.

You are not required to make premium payments in set amounts or on a set schedule. You may find this flexibility attractive, but you are responsible for making sufficient premium payments to ensure that your Policy continues.

Generally, your Policy continues so long as your Net Cash Surrender Value is equal to or more than the Monthly Deduction plus the Monthly Expense Charge. Your Net Cash Surrender Value will fluctuate depending on various factors including the amount of your premium payments. Making Planned Premium payments increases the likelihood that your Net Cash Surrender Value will be sufficient to continue your Policy. If you skip a Planned Premium payment or you stop making Planned Premium payments, it is more likely that your Net Cash Surrender Value will be insufficient to continue your Policy.

Making Planned Premium payments does not guarantee that your Policy will continue. Because your Net Cash Surrender Value is affected by other factors, such as the investment return of your Policy, the charges related to your Policy, and the amount of loans and withdrawals you have made, your Planned Premium payments may not be enough to keep your Policy in force. You may need to increase your Planned Premium or make additional premium payments to keep your Policy in force. We will monitor your Policy and notify you if your Net Cash Surrender Value is no longer sufficient to maintain your Policy. Also, each year we will send you a report that includes a projection, which is based upon certain assumptions, that will indicate whether or not your Planned Premium is likely to be sufficient to keep your Policy in force for the upcoming year.

An illustration is a useful tool for estimating, by assuming one or more hypothetical investment returns, whether a given Planned Premium is likely to achieve the goals you have set for your Policy. An illustration is available upon request and free of charge.

More information about the continuation of your Policy, including a provision of your Policy that guarantees continued coverage for the five-year period beginning on the Policy Date, is located on pages 32 - 33 of this Prospectus. You may be able to purchase a rider that will extend this guarantee of continued coverage for longer periods of time.

Changing Your Planned Premium

Planned Premium Changes by Phone. You can change the amount or frequency of your Planned Premium over the phone by following these steps:

Step 1: Fill out either the telephone authorization part of the application or a Telephone Access Authorization Form. You can get a copy of this form by contacting the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You must complete and return one of these authorizations before you can call to change your Planned Premium.

Step 2: Call the Columbus Life Variable Service Center at 800.677.9595 between 8:00 a.m. and 4:00 p.m. Eastern Time.

Give the representative the following information:

      o     Your Social Security number
      o Your Policy number or other precise information that identifies your Policy
      o     Your new Planned Premium information

Planned Premium Changes in Writing. You can also change the amount or frequency of your Planned Premium by writing to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your written instructions must include the following information:

      o Your Policy number or other precise information that identifies your Policy
      o     Your new Planned Premium information
      o     Your signature

Skipping Planned Premium Payments

You can skip Planned Premium payments and your Policy will continue to be effective if the Net Cash Surrender Value of your Policy is sufficient to pay the Monthly Deduction and the Monthly Expense Charge on the next Monthly Anniversary Day or the continuation provision described on pages 32 - 33 is applicable. If not, your Policy may terminate.

Investor Alert

      o Your Net Cash Surrender Value is affected by various factors, including the investment performance of the investment options you select. Therefore, it is possible that, due to poor investment performance, your Net Cash Surrender Value will not be sufficient to continue coverage under your Policy even if you have paid your Planned Premiums.
      o Skipped premium payments, withdrawals and loans will reduce your Net Cash Surrender Value and may prevent you from meeting the conditions required to continue coverage under your Policy.
      o Because of the relative size of the minimum annual premium for the Five-Year No-Lapse Guarantee and the Surrender Charge, your Net Cash Surrender Value may be zero for up to 5 years if you pay only that minimum annual premium. In addition, you may have to make an additional premium payment at the end of the first 5 years in order to continue coverage under your Policy. If you can only make the minimum annual premium payments, this type of policy may not be appropriate for you.

Target Premiums

Each Coverage Layer of your Policy is assigned a Target Premium for each Coverage Year. The Target Premium for each Coverage Layer is shown on your Policy Schedule. We use the Target Premium to determine the rate of the premium expense charge. We also use the Target Premium to determine the portion of a premium payment on which we assess the premium expense charge at the base rate and the portion that we assess the premium expense charge at the excess rate, which is lower.

Investor Alert

      o Attempting to structure the time and amount of premium payments to reduce the potential premium expense charge may increase your risk that your Policy will lapse.

================================================================================
* You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.
================================================================================


                           ALLOCATION OF NET PREMIUMS

Investment Options

You decide how to allocate your Net Premiums by selecting from the following investment options:

      Sub-Accounts


      o    Scudder VIT EAFE(R) Equity Index

      o    Scudder VIT Equity 500 Index

      o    ScudderVIT Small Cap Index


      o    Fidelity(R) VIP Equity-Income

      o    Fidelity(R) VIP Contrafund(R)

      o    Fidelity(R) VIP Growth & Income

      o    Fidelity(R) VIP Growth

      o    Fidelity(R) VIP Asset Manager(SM)

      o    Fidelity(R) VIP Balanced

      o    Fidelity(R) VIP Mid Cap

      o    Fidelity(R) VIP Money Market

      o    Janus Aspen Aggressive Growth

      o    Janus Aspen Capital Appreciation

      o    Janus Aspen Worldwide Growth

      o    Legends Harris Bretall Sullivan & Smith Equity Growth

      o    Legends Third Avenue Value

      o    Legends Gabelli Large Cap Value

      o    Legends Baron Small Cap

      o    MFS(R) Capital Opportunities

      o    MFS(R) Emerging Growth

      o    MFS(R) Mid Cap Growth

      o    MFS(R) New Discovery

      o    Oppenheimer International Growth

      o    Oppenheimer Aggressive Growth

      o    Oppenheimer Strategic Bond

      o    Touchstone Emerging Growth

      o    Touchstone Small Cap Value

      o    Touchstone Growth/Value


      o    Touchstone Large Cap Growth


      o    Touchstone Enhanced 30

      o    Touchstone Value Plus

      o    Touchstone Bond

      o    Touchstone Standby Income

      Fixed Account

Allocation of Net Premiums

Your initial allocation instructions are included in your application and are shown on your Policy Schedule. You can change your allocation instructions by contacting us either by phone or in writing. If we receive a premium payment from you, we allocate your Net Premiums based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your Net Premiums:

      o Allocate at least 1% of your Net Premiums to each investment option you choose.
      o Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 33 1/3%.
      o     Make sure your percentages total 100%.

Allocation Changes by Phone. You can change the allocation of your future Net Premiums over the phone by following these steps:

Step 1: Fill out either the telephone authorization part of the application or a Telephone Access Authorization Form. You can get a copy of this form by contacting the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You must complete and return one of these authorizations before you can call to change your allocations over the phone.

Step 2: Call the Columbus Life Variable Service Center at 800.677.9595 between 8:00 a.m. and 4:00 p.m. Eastern Time.

Give the representative the following information:

      o     Your Social Security number
      o Your Policy number or other precise information that identifies your Policy
      o     Your allocation instructions

Allocation Changes in Writing. You can also change the allocation of your future Net Premiums by writing to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your written instructions must include the following information:

      o Your Policy number or other precise information that identifies your Policy
      o     Your allocation instructions
      o     Your signature

Third Party Authorizations. You can authorize a third party to allocate your Net Premiums. To do so, you must complete the appropriate authorization forms. Contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595 for additional information.

Investor Alert

      o There is no guaranteed minimum value for amounts allocated to the Sub-Accounts. This means that you bear the entire investment risk that your investment in a Sub-Account could fall to zero.

                             TRANSFERRING YOUR MONEY

After your free look period, you can transfer money from one investment option to another. You can make transfers by phone or in writing.

The following guidelines apply to transfers other than dollar cost averaging transfers and automatic rebalancing transfers:

      o Each transfer must be at least $250 or the total value of the Sub-Account, if less than $250.
      o The allocation to each investment option must be at least 1% of the total transfer amount.
      o You can transfer money among the Sub-Accounts or from the Sub-Accounts to the Fixed Account up to 12 times in a Policy Year without charge. You will be charged $10 per transfer for each additional transfer in a Policy Year.
      o You can transfer from the Fixed Account to the Sub-Accounts only once each Policy Year. During the first 4 Policy Years, you can transfer up to 25% of your money from the Fixed Account in a Policy Year. After your 4th Policy Year, you can transfer all of your money from the Fixed Account at any time.

All transfers requested on the same day will be considered a single transfer for purposes of these guidelines and charges.

Transfers by Phone. You can transfer your money by calling us and following these steps:

Step 1: Fill out either the telephone authorization part of the application or a Telephone Access Authorization Form. You can get a copy of this form by contacting the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You must complete and return one of these authorizations before you can call to transfer your money.

Step 2: Call the Columbus Life Variable Service Center at 800.677.9595 between 8:00 a.m. and 4:00 p.m. Eastern Time.

Give the representative the following information:

      o     Your Social Security number
      o Your Policy number or other precise information that identifies your Policy
      o     Your transfer instructions

Transfers in Writing. You can also transfer your money by writing to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your written instructions must include the following information:

      o Your Policy number or other precise information that identifies your Policy
      o     Your transfer instructions
      o     Your signature

Third Party Authorizations. You can authorize a third party to transfer your money for you. To do so, you must complete the appropriate authorization forms. Contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595 for additional information.


Market Timing. Market timing transfers can disrupt an underlying Fund's ability to process transactions, which may disadvantage other Policy owners. To avoid this, we can modify the transfer rights of Policy owners engaged in market timing activity that deemed to be disruptive.

Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more when prices are low and less when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

The Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from a Sub-Account we designate for this purpose, or from the Fixed Account, to the other Sub-Accounts. You can make the following transfers:

      o     A specific dollar amount
      o A specific percentage of your money in the Sub-Account we designate for this purpose or the Fixed Account (or a pro rata portion until source of funds is depleted)
      o Earnings in the Sub-Account we designate for this purpose or the Fixed Account

You select the number and frequency of your transfers in the Dollar Cost Averaging Program. We will transfer the money on your Monthly Anniversary Day.

The following guidelines apply to dollar cost averaging transfers:

      o Dollar cost averaging transfers must continue for at least 12 months;
      o     Each transfer must be at least $100; and
      o The allocation to each Sub-Account must be at least 1% of the transfer amount.

To set up dollar cost averaging transfers, contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595. We currently do not charge a fee for this service. However, we may charge a fee in the future for your transfers in the Dollar Cost Averaging Program.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for 12 months, you do not have enough money in your accounts to complete the transfer, or we discontinue the program, where permitted by law. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

Automatic Rebalancing Program

Some Sub-Accounts may grow faster than other Sub-Accounts or the Fixed Account, shifting the asset allocation among Sub-Accounts and the Fixed Account from your preferred mix. Automatic rebalancing of assets among Sub-Accounts and the Fixed Account maintains your desired asset allocation by resetting the account balances to your desired allocations on a quarterly, semi-annual or annual basis. This discipline has the effect of transferring money from accounts that have earned more to those that have not performed as well, thus "buying lower, selling higher," and ensures that your overall allocation remains consistent with your personal investment strategy. No contract minimum is required to take advantage of this feature. Automatic rebalancing may not be available if a Dollar Cost Averaging Program is in place.

To set up automatic rebalancing, contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595. We currently do not charge a fee for this service. However, we may charge a fee in the future for your transfers in the Automatic Rebalancing Program.

                                 BORROWING MONEY

Your Policy is designed to provide insurance coverage and to help you achieve your long-term financial goals. However, there may be times when you need to borrow money against your Policy.

Loans

You can borrow money from us using your Policy as collateral. We calculate the maximum loan amount using the following procedure:

      o     We determine 90% of your Cash Surrender Value.
      o     We subtract any outstanding Indebtedness.
      o We determine and subtract the next 2 Monthly Deductions and Monthly Expense Charges.

Collateral for Loans

If you borrow money, we will transfer an amount equal to the amount of the loan to your Loan Account. We transfer money on a pro-rata basis from each of your investment options. For example, if you have 25% of your money in the Touchstone High Yield Sub-Account and 75% of your money in the Touchstone Enhanced 30 Sub-Account and you borrow $2,000, we will transfer $500 from the Touchstone High Yield Sub-Account (25% of $2,000) and $1,500 from the Touchstone Enhanced 30 Sub-Account (75% of $2,000) to your Loan Account.

We pay interest on your Loan Account. The minimum interest we pay is 3.00% annually.

Interest on Borrowed Amounts

We charge interest on the amounts you borrow at the current rate. We may change the interest rate at any time, but the interest rate will never be greater than the maximum interest rate that is listed on your Policy Schedule.

Interest is due on each Policy Anniversary and on the date the loan is repaid. If you do not pay the interest when it is due, we will treat it as an additional loan.

Investor Alert

      o Any loan, even if you repay the loan, will generally have a permanent negative effect on the Death Benefit and Account Value because:

            o Loan amounts will not be available for investment in the Sub-Accounts or Fixed Account.
            o Interest charged on borrowed amounts may be treated as an additional loan.
            o Outstanding Indebtedness is subtracted when determining your Death Benefit.

Loan Repayments


You can repay all or part of your loan at any time while the Insured is living. When you make a payment toward the principal amount of your loan, we transfer the amount of the loan payment from your Loan Account back to your investment options on a pro-rata basis according to your allocation instructions at that time. You must specifically designate a payment as a loan repayment or we will treat is as an additional premium payment instead.


If you do not repay the loan before the Insured dies, we will deduct the Indebtedness when determining your Death Benefit. If you do not repay the loan before you surrender your Policy, we will deduct the Indebtedness to determine the Net Cash Surrender Value proceeds.

Cancellation Based on Indebtedness

If the Indebtedness exceeds the Cash Surrender Value less the Monthly Deduction and Monthly Expense Charge for the current month, we can terminate your Policy. We will tell you that we intend to terminate your Policy by mailing a notice to you at least 31 days before we terminate your Policy. The notice will tell you the minimum amount that you must pay to keep your Policy in effect. We will mail the notice to your address as shown on our records. If our records indicate that someone holds your Policy as collateral, we will also mail a copy of the notice to that person's address as shown on our records.

                             WITHDRAWING YOUR MONEY

There may be times when you need to withdraw money from or cancel your Policy. If you cancel your Policy, you may have to pay a Surrender Charge. Surrender Charges are explained on pages 29 - 30.

Withdrawals

After you have owned your Policy for one year, you may withdraw a portion of your money from your Policy by sending written instructions to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a withdrawal, please call the Columbus Life Variable Service Center at 800.677.9595.

The following guidelines apply to withdrawals:

      o You must include your Policy number or other information that identifies your Policy and the amount to be withdrawn on your instructions.
      o     Each withdrawal must be at least $500.
      o No withdrawal may be made that would reduce your Net Cash Surrender Value below $250.
      o You can make one withdrawal in a Policy Year without paying a withdrawal fee. You will be charged a fee of $50 per withdrawal for each additional withdrawal in that Policy Year. o If you have death benefit Option 1, we will reduce the Specified Amount by the amount necessary to keep your Death Benefit less your Account Value the same both before and after the withdrawal. (If you have also purchased the Additional Life Rider, for any reduction in your Specified Amount, you will keep the same proportion of Base Specified Amount and Additional Life Rider Specified Amount.)
      o The amount of your withdrawal if you have death benefit Option 1 may be limited because your Base Specified Amount cannot be reduced to less than the Minimum Issue Limit by a withdrawal. As a result, if your Base Specified Amount is equal to the Minimum Issue Limit for your Policy, you will not be able to make withdrawals.

Processing Withdrawals

When we process your withdrawal, we will deduct the amount withdrawn plus any withdrawal fees from your Account Value. We withdraw money from each of your investment options on a pro-rata basis.

Payment of Withdrawals

We will generally send payments to you within 7 days of the date we process your request. We may delay calculating the amount of payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

      o You have made a premium payment by check that has not cleared the banking system.
      o The New York Stock Exchange is closed on a day that it normally would be open.
      o     Trading on the New York Stock Exchange is restricted.
      o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.
      o The Securities and Exchange Commission permits us to postpone payments from the Sub-Accounts for your protection.

We reserve the right to delay payments from the Fixed Account for up to 6 months or a shorter period if required by state law. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.

Canceling Your Policy

You can cancel your Policy at any time. When you cancel your Policy, we pay you the Net Cash Surrender Value. This payment terminates your Policy and our obligations under the Policy.

The Net Cash Surrender Value will equal your Account Value, less any Indebtedness and any applicable Surrender Charge. Because investment performance, Monthly Deductions and Monthly Expense Charges affect your Account Value, loan activity affects your Indebtedness and a Surrender Charge may apply, the Net Cash Surrender Value may be much less than the total of your premium payments.

To cancel your Policy, send written instructions to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Policy number or other information that identifies your Policy and your signature in your instructions. For assistance, please call the Columbus Life Variable Service Center at 800.677.9595.

                                  DEATH BENEFIT

Death Benefit Options

Your Death Benefit depends on the death benefit option you select. When you complete your application, you select one of 2 death benefit options (Option 1 or Option 2).

                                                  Option 1                                            Option 2
What Your                        The Death Benefit will equal the greater of the following amounts:
Beneficiary Receives
                                 o   The Specified Amount, less any                  o   The Specified Amount plus the
                                     Indebtedness; or                                    Account Value, less any
                                                                                         Indebtedness; or

                                 o   The Account Value multiplied by the             o   The Account Value multiplied by the
                                     Applicable Death Benefit Factor (see                Applicable Death Benefit Factor (see
                                     Supplement B), less any Indebtedness.               Supplement B), less any Indebtedness.

                                 We calculate these amounts as of the date of the Insured's death.

Why Select This                  Option 1 emphasizes the potential growth            Option 2 emphasizes the potential growth
Option                           of your Account Value. Under Option 1,              of your Death Benefit. Under Option 2,
                                 any increase in your Account Value will             any increase in your Account Value will
                                 decrease the risk to us relative to the             increase the amount of your Death
                                 Death Benefit we must pay when the                  Benefit. As a result, your Death Benefit
                                 Insured dies. As a result, all other things         under Option 2 will generally be greater
                                 being equal, you will pay less in cost of           than that under Option 1 for the same
                                 insurance charges under Option 1 for the            Specified Amount. However, you will
                                 same Specified Amount than you would                pay more in cost of insurance charges
                                 under Option 2. These lower charges may             under Option 2 for the same Specified
                                 allow your Account Value to grow faster.            Amount than you would under Option 1.

Examples                         Facts:

                                 o   The Insured is less than 40 years old (Applicable Death Benefit Factor = 2.50).

                                 o   Your Policy's Specified Amount is $100,000.

                                 o   You have never borrowed money from your Policy.

                                 o   Your Account Value is $25,000.

                                 Under Option 1, your Death Benefit                  Under Option 2, your Death Benefit
                                 would be the greater of $100,000 and                would be the greater of $125,000
                                 $62,500 ($25,000 multiplied by 2.50).               ($100,000 plus $25,000) and $62,500
                                                                                     ($25,000 multiplied by 2.50).
                                 Therefore, your Death Benefit would be
                                 $100,000.                                           Therefore, your Death Benefit would be
                                                                                     $125,000.

If your Policy has been modified by an aviation exclusion rider, your Death Benefit including any death benefit payable by rider, may be reduced if death results from an aviation accident. An aviation exclusion rider may be required for certain underwriting classes.

Changing Your Death Benefit Option

After you have owned your Policy for one year, you may change your death benefit option by sending written notice to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. If you change your death benefit option, your Specified Amount will also change unless you elect to keep the same Specified Amount. (If you have also purchased the Additional Life Rider, for any change in your Specified Amount, you will keep the same proportion of Base Specified Amount and Additional Life Rider Specified Amount.) The change in Specified Amount ensures that your Death Benefit will be the same both before and after the change. Also, a change in death benefit option will generally affect your cost of insurance charges. If you change your death benefit option, we will automatically make any other changes necessary to preserve the status of the Policy as life insurance under the federal tax laws. We must approve any changes in your death benefit option. Changes in your death benefit option are effective on the first Monthly Anniversary Day after we approve your request. We will send you an amended Policy Schedule.

      Changing from Option 1 to Option 2

      If you change from Option 1 to Option 2, your previous Specified Amount will be reduced by the amount, if any, needed to keep the Death Benefit the same both before and after the change. We will not allow this change if it causes the new Specified Amount to fall below the Minimum Issue Limit shown on your Policy Schedule.

      If you elect to keep the same Specified Amount as before, you must provide us with proof of insurability satisfactory to us.

      Changing from Option 2 to Option 1

      If you change from Option 2 to Option 1, your previous Specified Amount will be increased by the amount, if any, needed to keep the Death Benefit the same both before and after the change.

Changing Your Specified Amount

You may ask to change your Specified Amount by sending a written request to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You may change the Specified Amount of your Policy without changing your death benefit option. The Specified Amount must be increased or decreased by at least $25,000. (If you have also purchased the Additional Life Rider, for any change in your Specified Amount, you will keep the same proportion of Base Specified Amount and Additional Life Rider Specified Amount.)

      Increasing the Specified Amount

      You may apply for an increase in your Specified Amount on a supplemental application. Before the increase is effective, we will require proof of insurability satisfactory to us. Any approved increase will be effective as of the date shown on the amended Policy Schedule.

      Decreasing the Specified Amount

      You may request a decrease in your Specified Amount at any time after you have owned the Policy for one year. Only your written request is needed to decrease your Specified Amount. However, you may not decrease your Base Specified Amount below the Minimum Issue Limit shown on your Policy Schedule. We may also limit the amount of the decrease in order to preserve the tax status of your Policy as life insurance.

      A decrease in your Specified Amount will be applied in the following order:

            (1) We will reduce the most recent increase in your Specified Amount, if any.
            (2) We will then reduce the next most recent increase in your Specified Amount, if any.
            (3) We will continue reducing any increase in your Specified Amount until it has been reduced to your initial Specified Amount.
            (4) Finally, any remaining decreases will reduce your initial Specified Amount.

                           PAYMENT OF POLICY PROCEEDS

Policy Proceeds

We will pay the proceeds of this Policy in a lump sum or under one of the Income Plans. We will pay one of 2 types of proceeds--Death Proceeds or Net Cash Surrender Value proceeds. Proceeds applied under one of the Income Plans do not vary with the investment experience of the Sub-Accounts.

                                                Death Proceeds                                  Net Cash Surrender Value
                                                --------------                                  ------------------------
When Paid?                  o     Upon the death of the Insured.                     o     Upon any cancellation of the Policy
                                                                                           during the lifetime of the Insured.

Who Receives                o     The Beneficiaries or their designated              o     You receive the payments.
Payments or Who                   Payee(s) receive the payments.
are the Payees?             o     If there are no surviving Beneficiaries, the
                                  Contingent Beneficiaries who are still alive,
                                  or their designated Payee(s), receive the
                                  payments.
                            o     If there are no surviving Beneficiaries or
                                  Contingent Beneficiaries, you or your estate
                                  receive the payments.

Amount of                   o     The proceeds equal your Death Benefit              o     The proceeds equal your Account Value
Proceeds?                         plus any insurance on the life of the                    less any applicable Surrender Charge
                                  Insured provided by riders (other than                   and less any Indebtedness on the date of
                                  the Additional Life Rider because the                    cancellation.
                                  amount of insurance is already included            o     We will also pay you interest on the
                                  in the Death Benefit).                                   proceeds at not less than the rate
                            o     We will also pay you interest on the                     required by law for the time between the
                                  proceeds at not less than the rate                       date the Policy is cancelled to the date
                                  required by law for the time between the                 of the lump-sum payment or the date on
                                  date of the Insured's death to the date of               which we apply the proceeds to the
                                  the lump-sum payment or the date on                      selected Income Plan.
                                  which we apply the proceeds to the
                                  selected Income Plan.
                            o     If the Insured dies during a Grace Period, we
                                  will reduce the proceeds by the amount of any
                                  unpaid charges, but not by more than 3 times
                                  the sum of the Monthly Deduction and the
                                  Monthly Expense Charge.


How to Claim                o     The Beneficiary must contact us for instructions   o     You must write to us and tell us that you
Proceeds?                         and provide proof of the Insured's death.                want to cancel your Policy.
                            o     We may request other information before we pay     o     We may request other  information before
                                  the proceeds.                                            we pay the proceeds.

Selecting an Income Plan

While the Insured is alive, you may select an Income Plan under which we will pay the proceeds of your Policy. If the Insured dies and you have not selected an Income Plan, the Beneficiary may select an Income Plan. If you select an Income Plan before the Insured's death, the Beneficiary may not change the Income Plan after the Insured's death.

We will send you a separate written agreement putting the selected Income Plan into effect. One of the following Income Plans may be selected:


      Income Plan 1         Payments for Fixed Period - we make monthly payments
                            for a fixed number of years.
      Income Plan 2         Payments for Life--Guaranteed Period - we make
                            monthly payments for a guaranteed period or the life
                            of a designated person, whichever is longer.
      Income Plan 3         Payments of a Fixed Amount - we make monthly
                            payments of a fixed amount until an amount equal to
                            the proceeds plus accrued interest has been paid.
      Income Plan 4         Life Annuity--No Guaranteed Period - we make monthly
                            payments for the life of a designated person.
      Income Plan 5         Joint and Survivor - we make monthly payments as
                            long as one of two designated persons is alive.


In addition to these Income Plans, other Income Plans may be available in the future or upon request.

If you or the Beneficiary do not select an Income Plan, we will make a lump-sum payment of the proceeds. We generally make this lump-sum payment to a special account retained by us. We provide the Beneficiary with a checkbook to access these funds from that special account.

The Income Plan selected and the time when the Income Plan is selected can affect the tax consequences to you or the Beneficiary. You should consult your tax advisor before selecting an Income Plan.

Summary of Income Plans

The total amount to be applied under an Income Plan includes both the proceeds and any interest we have paid on the proceeds.

      Income Plan 1
      (Payments for Fixed Period)

      We will pay the proceeds in equal monthly installments for a fixed period of time, up to a maximum of 30 years. The installment payments will remain the same throughout the period of years selected.

      The amount of the monthly installment payment will depend on the following:

            o     The total amount to be applied under this Income Plan; and
            o     The number of years selected for installment payments.

      Income Plan 2
      (Payments for Life--Guaranteed Period)

      You select a guaranteed payment period of 10 or 20 years. We will make equal monthly payments for the selected guaranteed period or the life of a designated person, whichever is longer. Before we make a payment, we may require proof that designated person is alive at the time a payment is due.

      The amount of the monthly installment payment will depend on the following:

            o     The total amount to be applied under this Income Plan;
            o     The gender of the designated person;
            o The age of the designated person on the effective date of this Income Plan; and
            o     The selected guaranteed period.

      Income Plan 3
      (Payments of a Fixed Amount)

      We will pay the proceeds in equal monthly installment payments. You select the amount of the monthly installment payment, which must be at least $5 for every $1,000 of proceeds. For example, if the proceeds are $60,000, the minimum monthly installment payment is $300 ($5 x 60). The monthly installment payment will remain the same until the total amount to be applied under this Income Plan is paid. The last payment will be for the balance only. All monthly installment payments must be made in 30 years or less.

      Income Plan 4
      (Life Annuity--No Guaranteed Period)

      We will make equal monthly payments as long as the designated person is alive. When the designated person dies, we will stop making payments, even if we have only made one payment. Before we make a payment, we may require proof that the designated person is alive at the time a payment is due.

      The amount of the monthly installment payment will depend on the following:

            o     The total amount to be applied under this Income Plan;
            o     The gender of the designated person; and
            o The age of the designated person on the effective date of this Income Plan.

      Income Plan 5
      (Joint and Survivor)

      We will make equal monthly payments as long as one of two designated persons is alive. We will stop making payments when the second of the two designated persons dies regardless of how many payments we have made. Before we make a payment, we may require proof that at least one of the designated persons is alive at the time the payment is due.

      The amount of the monthly installment payment will depend on the following:

            o     The total amount to be applied under this Income Plan;
            o     The gender of each of the designated persons; and
            o The age of each of the designated persons on the effective date of this Income Plan.

                                     CHARGES

Premium Expense Charge

The premium expense charge partially covers our distribution expenses and federal taxes associated with the Policy. We deduct the premium expense charge from each premium payment that we receive from you before we allocate the Net Premiums to your investment options.

The premium expense charge that you pay to us depends on the Coverage Year for each Coverage Layer. We allocate premium payments to each Coverage Layer in the same proportion that the Target Premium for a Coverage Layer bears to the total Target Premiums for all Coverage Layers. The premium expense charge rate that you pay for each Coverage Layer depends on the following:

      o The total amount of premium payments allocated to that Coverage Layer in each Coverage Year; and
      o Whether the total amount of premium payments allocated to that Coverage Layer in that Coverage Year is more than or less than the Target Premium for that Coverage Layer.

If the premium payments allocated to a Coverage Layer in a Coverage Year are more than the Target Premium for that Coverage Layer, we assess a lower premium expense charge rate on the excess premium payments. The total premium expense charge that you pay on a specific premium payment is the sum of the premium expense charges that we calculate for each Coverage Layer. The maximum premium expense charge for a Coverage Layer is 7.50% of the part of the premium payment allocated to that Coverage Layer. The table below describes the current and maximum premium expense charge rate that we charge.

-------------------------------------------------------------    ------------------------------------------------------------
            Current Premium Expense Charge Rates                          Maximum Premium Expense Charge Rates

-------------------------------------------------------------    ------------------------------------------------------------
                           Up to                In Excess of                             Up to                  In Excess of
 Coverage Year        Target Premium           Target Premium    Coverage Year       Target Premium            Target Premium
      1-12                6.50%                    3.25%             1-12                 7.50%                     4.25%
      13+                 2.50%                    1.75%             13+                  3.50%                     2.75%
-------------------------------------------------------------    ------------------------------------------------------------

At our option, we may charge an amount different than the current rates shown above. However, the premium expense charge rate is guaranteed to be no more than the maximum shown above.

State Tax Charge


The state tax charge covers state taxes on insurance premiums, which are estimated to range from 1.40% to 3.50%. We will deduct the state tax charge from each premium payment that we receive from you before we allocate the Net Premiums to your investment options.


Monthly Deduction and Monthly Expense Charge

The Monthly Deduction includes the cost of insurance charge described below plus the cost of any additional benefits provided under your Policy by rider.

The Monthly Expense Charge partially covers our expenses for distributing, issuing and administering the Policy and for assuming the mortality risks and the expense risks associated with the Policy. The Monthly Expense Charge consists of 3 components:

      o     a per policy charge;
      o     a per $1,000 charge; and
      o     a mortality and expense risk charge.

We deduct the Monthly Deduction and the Monthly Expense Charge on each Monthly Anniversary Day, including the Policy Date. We normally deduct these charges from each of your investment options on a pro-rata basis. You may elect to have all of these charges deducted entirely from the Fixed Account or from a single Sub-Account that you select. Please contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or call us at 800.677.9595 for assistance in making this election.

Cost of Insurance Charge

You pay us a monthly cost of insurance charge for providing you with life insurance protection.

The cost of insurance charge that you pay to us depends on the Insured's issue age, gender and underwriting class, your Specified Amount, the length of time the Policy or any increase in Specified Amount has been in effect and the division of your Specified Amount between Base Specified Amount and Additional Life Rider Specified Amount.

The table in Supplement C shows the maximum cost of insurance charge if the Insured under a Policy is in either a standard or preferred underwriting class. Various risk factors determine the underwriting class of the Insured. The cost of insurance charge rate is generally higher for an Insured who uses tobacco, but the cost of insurance charge rate is generally lower for an Insured who is in the preferred underwriting class. The monthly cost of insurance charge may be higher than the amount shown in Supplement C if the Insured under a Policy is in a special or substandard underwriting class.

The maximum monthly cost of insurance charge rates under your Policy are shown on your Policy Schedule. At our option, we may charge less than the maximums shown on your Policy Schedule. For early Coverage Years of a Coverage Layer, we also generally charge a lower cost of insurance charge rate for a Specified Amount above $250,000. Also, for early Coverage Years of a Coverage Layer, this charge may be even lower for the cost of insurance charge rate attributable to the Additional Life Rider Specified Amount.

Per Policy Charge

The per policy charge is a component of the Monthly Expense Charge that partially compensates us for administering the Policy. The maximum per policy charge is $9.00. The current per policy charge is $7.50. At our option, we may change the current per policy charge but we will not charge more than the maximum per policy charge.

Per $1,000 Charge

The per $1,000 charge is a component of the Monthly Expense Charge that partially compensates us for issuing and distributing the Policy. A per $1,000 charge applies to your initial Base Specified Amount and to any requested increase in Base Specified Amount. We will charge the per $1,000 charge on your initial Base Specified Amount for the first 12 years after your Policy Date. We will also charge a per $1,000 charge on any increase in Base Specified Amount for the first 12 years after that increase. However, we will not change your per $1,000 charge for a Coverage Layer if you reduce your Specified Amount.

The per $1,000 charge that you pay to us depends on the Base Specified Amount, and the Insured's age and underwriting class on the Policy Date and on the date of any increase in Base Specified Amount, and the Insured's gender. Various risk factors determine the underwriting class of the Insured. The maximum per $1,000 charge we may charge is $0.42 per $1,000 of Base Specified Amount. Your maximum per $1,000 charge under your Policy is shown on your Policy Schedule. At our option, we may charge less than the maximum shown on your Policy Schedule. We do not charge a per $1,000 charge on the Additional Life Rider Specified Amount.

Mortality and Expense Risk Charge

The mortality and expense risk charge is a component of the Monthly Expense Charge that partially compensates us for assuming the mortality risk and the expense risk associated with the Policy. We take a mortality risk that the Insured will not live as long as we expect and therefore the amount of the death benefits we pay under the Policy will be greater than we expect. We take an expense risk that the costs of issuing and administering the Policy will be greater than we expect.


You pay us to assume these risks by paying the mortality and expense risk charge. The maximum mortality and expense risk charge is 0.90% annually. The current annual rate of these charges is 0.70% for the first 12 Policy Years. Beginning in Policy Year 13, we charge a different rate on different portions of your Variable Account Value. The table below describes the current and maximum mortality and expense risk charge rates that we charge.

--------------------------------------------------------------------------------
                                      Current Annual           Maximum Annual
Policy       Variable Account     Mortality and Expense    Mortality and Expense
 Year             Value              Risk Charge Rate         Risk Charge Rate
 ----             -----              ----------------         ----------------
1 - 12         All Amounts                 0.70%                   0.90%

13 +           0 - $25,000                 0.70%                   0.90%
            $25,001 - $50,000              0.45%                   0.65%
           $50,001 - $250,000              0.20%                   0.40%
               $250,001 +                  0.10%                   0.30%
--------------------------------------------------------------------------------


Surrender Charge

A Surrender Charge will generally apply if your Policy is cancelled or terminated for any reason, including lapse, during the first 12 years after the issuance of your Policy or the first 12 years after an increase in the Specified Amount. A separate 12-year period applies to each Coverage Layer.

The maximum Surrender Charge under your Policy depends upon your surrender target amount for each Coverage Layer and the Coverage Year of each Coverage Layer on the date of termination or cancellation. The maximum surrender target amount shown in Supplement D depends upon the Insured's issue age, gender and underwriting class at the time each Coverage Layer begins, and the Base Specified Amount associated with each Coverage Layer. (Because there is no Surrender Charge associated with the Additional Life Rider Specified Amount, we only determine the surrender target amount for the Base Specified Amount). The formula for determining your Surrender Charge from your surrender target amount is shown in Supplement E. The maximum Surrender Charge that we may charge is 90% of the surrender target amounts for your Policy. Your maximum Surrender Charge is shown on your Policy Schedule.

The following example should help you understand Surrender Charges and the formula shown in Supplement E for determining the amount of a Surrender Charge.

      o A male, preferred, tobacco abstainer born on January 1, 1965 purchases a Policy with an initial Base Specified Amount of $200,000 on October 1, 2000. This is Coverage Layer 1. The issue age for Coverage Layer 1 is 35. The surrender target amount for Coverage Layer 1 is set at $1,700.00.
      o He increases the Base Specified Amount by $100,000 on January 1, 2007. This is Coverage Layer 2. The issue age for Coverage Layer 2 is 42. The surrender target amount for Coverage Layer 2 is set at $1,211.00.
            o     The total Base Specified Amount would then be $300,000.
      o He increases the Base Specified Amount by $50,000 on April 1, 2012. This is Coverage Layer 3. The issue age for Coverage Layer 3 is 47. The surrender target amount for Coverage Layer 3 is $774.00.
            o     The total Base Specified Amount would then be $350,000.
      o     On July 1, 2015, he surrenders his Policy. On the date of surrender
            o Coverage Layer 1 is in its 15th Coverage Year (178th month in effect),
            o Coverage Layer 2 is in its 9th Coverage Year (103rd month in effect), and
            o Coverage Layer 3 is in its 4th Coverage Year (40th month in effect).
      o We would charge him a Surrender Charge determined as described in the following steps:

            Step 1: The Surrender Charge attributed to Coverage Layer 1 is $0.
                    Coverage Layer 1 has been in effect for more than 12 Coverage Years.
            Step 2: The Surrender Charge attributed to Coverage Layer 2 is
                    $569.17. The calculation for this portion of the Surrender Charge is [90% - (103-60)%] x $1,211.00.
            Step 3: The Surrender Charge attributed to Coverage Layer 3 is
                    $696.60. The calculation for this portion of the Surrender Charge is 90% x $774.00.
            Step 4: The total Surrender Charge is ($0 + $569.17 + $696.60) or
                    $1,265.77.

Transfer Charges

We do not charge you for the first 12 transfers among Sub-Accounts or from the Sub-Accounts to the Fixed Account in a Policy Year. If you make more than 12 transfers among Sub-Accounts or from the Sub-Accounts to the Fixed Account in a Policy Year, we will charge you $10 per transfer for each additional transfer. We do not charge you for transfers made in connection with the Dollar Cost Averaging Program or Automatic Rebalancing Program and we do not count these transfers when we determine the number of transfers you have made in a Policy Year. We deduct the $10 transfer charge from your Account Value.

All transfers requested on the same day will be considered a single transfer for purposes of determining transfer charges.

Withdrawal Fees

We do not charge you for the first withdrawal in a Policy Year. If you make more than one withdrawal in a Policy Year, we will charge you $50 per withdrawal for each withdrawal. We deduct the $50 withdrawal fee from your Account Value.

Summary of Charges

----------------------------------------------------------------------------------------------------------------------
                        When Charged?                   How Much Charged?                       How Charged?
----------------------------------------------------------------------------------------------------------------------
Premium Expense                                  The maximum premium expense
Charge                                           charge is 7.50% of each
                                                 premium payment. The premium
                                                 expense charge that you pay
                     When you make a             depends on the current rates,
                     premium payment.            the number of Coverage Layers          We deduct these charges from
                                                 and their Coverage Years, and          each premium payment before we
                                                 the total amount of premium            allocate the Net Premiums to
                                                 payments allocated to each             your investment options.
                                                 Coverage Layer in a Coverage
                                                 Year.
-------------------                              -------------------------------
State Tax Charge                                 The state tax charge that you
                                                 pay will reflect the actual
                                                 state premium tax charges in
                                                 the state in which you reside.
----------------------------------------------------------------------------------------------------------------------
Monthly Deduction                                This charge is generally based
(cost of insurance)                              on the cost of insurance and
                                                 the cost of benefits provided
                                                 by riders. See Supplement C
                                                 for the guaranteed maximum
                                                 cost of insurance charge. See
                                                 the Riders section of this
                                                 Prospectus for the cost of
                                                 benefits to be provided by
                                                 rider.
-------------------                              -------------------------------
Monthly Expense      On each Monthly             This charge consists of three
Charge               Anniversary Day,            components: the per policy
                     including the Policy        charge, the per $1,000 charge
                     Date.                       and the mortality and expense
                                                 risk charge.

                                                 The maximum per policy charge
                                                 is $9.00 each month (current =
                                                 $7.50).

                                                 The per $1,000 charge depends          We reduce your Account Value.
                                                 on the Insured's age and
                                                 underwriting class on the
                                                 Policy Date and the date of
                                                 any increase in Base Specified
                                                 Amount and the length of time
                                                 the Coverage Layer has been in
                                                 effect (maximum = $0.42 per
                                                 $1,000 of Base Specified
                                                 Amount)

                                                 The maximum mortality and
                                                 expense risk charge is 0.90%
                                                 annually for the first 12
                                                 years (current = 0.70%).
                                                 Beginning in year 13, the rate
                                                 charged depends on your
                                                 Account Value and the value of
                                                 your Loan Account.
--------------------------------------------------------------------------------
Surrender Charge     When the Policy is          This charge is based on the
                     surrendered or              surrender target amounts
                     otherwise terminates.       associated with your Base
                                                 Specified Amount and the
                                                 Coverage Year of each Coverage
                                                 Layer. The maximum Surrender
                                                 Charge is 90% of the surrender
                                                 target amounts for your
                                                 Policy. (See Supplements D & E)
----------------------------------------------------------------------------------------------------------------------

Transfer Charges     On transfers among          $10 per transfer
                     Sub-Accounts or from
                     Sub-Accounts to the
                     Fixed Account after
                     the first 12 transfers
                     in a Policy Year.
--------------------------------------------------------------------------------
Withdrawal Fees      On withdrawals after        $50 per withdrawal
                     the first withdrawal in
                     the Policy Year.
----------------------------------------------------------------------------------------------------------------------

                           CONTINUATION OF YOUR POLICY

Continuation of Insurance Coverage

On each Monthly Anniversary Day, we determine whether your insurance coverage will continue. If your Net Cash Surrender Value is equal to or more than the monthly charges to be charged on the Monthly Anniversary Day, your Policy will continue.

If your Net Cash Surrender Value is less than the monthly charges, then a Grace Period related to the continuation of your Policy will start unless the Five-Year No-Lapse Guarantee described below applies. If the Five-Year No-Lapse Guarantee does not apply, and you do not make the required additional premium payment during the Grace Period, your Policy will lapse without value.

      o Monthly charges include the Monthly Deduction and the Monthly Expense Charge. The Monthly Deduction includes the amount deducted for the cost of insurance plus the cost of any additional benefits provided under your Policy by rider.
      o Supplement F to this Prospectus contains a description of the procedures we use to determine if your Policy meets the conditions for the Five-Year No-Lapse Guarantee.
      o Grace Periods, which are designed to give you time to make an additional premium payment, are explained below.

Continuation Coverage Under the Five-Year No-Lapse Guarantee

Even if your Net Cash Surrender Value on a Monthly Anniversary Day is not sufficient to continue your Policy, your Policy may continue under the Five-Year No-Lapse Guarantee. During the first 5 years after the Policy Date, we guarantee that we will not terminate your Policy or start a Grace Period related to continuation of your Policy.

On each Monthly Anniversary Day, we determine if your Policy meets the conditions for the Five-Year No-Lapse Guarantee as described in Supplement F. If your Policy does not meet these conditions, then a Grace Period will start. If you do not make the required additional premium payment during this Grace Period, you will lose the Five-Year No-Lapse Guarantee. It cannot be reinstated.

You may be able to purchase a rider that will provide a guarantee of continued coverage for an extended period of time.

Minimum Annual Premium

Your minimum annual premium for the Five-Year No-Lapse Guarantee is shown on your Policy Schedule. We use the minimum annual premium to determine if you have met the conditions for continuing your insurance coverage under this provision.

If you make any changes in your Policy that result in an increase in the Specified Amount or you add any riders, we will determine a new minimum annual premium. We will send you a new Policy Schedule showing the new minimum annual premium.

However, we will not change your minimum annual premium if you make any changes to your Policy that result in a decrease in the Specified Amount or if you cancel any riders.

Policy Lapse

If a Grace Period related to the continuation of your Policy ends, you have not paid the minimum additional premium needed to continue your Policy and the Five-Year No-Lapse Guarantee does not apply, your Policy will lapse and you will not receive any money from us because the Net Cash Surrender Value of your Policy will have been reduced to zero.

Grace Periods

A Grace Period is a 61-day period that starts on the day after we mail you the applicable notice. Under certain circumstances, the Grace Periods related to the continuation of your Policy and the continuation of the Five-Year No-Lapse Guarantee may overlap or start at the same time. The chart below shows how a Grace Period works.

--------------------------------------------------------------------------------------------------------------------------
                                                                                     Continuation of Five-Year
                                  Continuation of Your Policy                           No-Lapse Guarantee
--------------------------------------------------------------------------------------------------------------------------
When Does a Grace    o     A Grace Period related to the continuation     o     A Grace Period related to the Five-Year
Period Start?              of your Policy will start if:                        No-Lapse Guarantee will start if your
                                                                                Policy does not meet the conditions for
                           o     Your Net Cash Surrender Value is not           this guarantee.
                                 sufficient on a Monthly Anniversary
                                 Day; and
                           o     The Five-Year No-Lapse Guarantee does
                                 not apply.
--------------------------------------------------------------------------------------------------------------------------
What Will the        o     The notice will tell you the amount of the     o     The notice will tell you the amount of the
Notice Tell Me?            minimum additional premium you must                  minimum additional premium you must
                           pay to keep your Policy in effect.                   pay to maintain the Five-Year No-Lapse
                                                                                Guarantee.
--------------------------------------------------------------------------------------------------------------------------
What If I Make the   o     If you make the required additional            o     If you make the required additional
Payment Within the         premium payment during the Grace                     premium payment during the Grace
Grace Period?              Period, your Policy will continue to be              Period, the Five-Year No-Lapse Guarantee
                           effective.                                           will continue to be effective.
--------------------------------------------------------------------------------------------------------------------------
What If I Do Not     o     If you do not make the required additional     o     If you do not make the required additional
Make the Payment           premium payment during the Grace                     premium payment during the Grace
Within the Grace           Period, your Policy will terminate at the            Period, you will lose the Five-Year No-
Period?                    end of the Grace Period without value.               Lapse Guarantee.
                                                                          o     The Five-Year No-Lapse Guarantee cannot be
                                                                                reinstated.
--------------------------------------------------------------------------------------------------------------------------
What If the Insured  o     If the Insured dies during the Grace
Dies During the            Period, we will reduce the Death Proceeds
Grace Period?              by the amount of any unpaid charges up to
                           3 times the sum of the Monthly Deduction
                           and the Monthly Expense Charge.
--------------------------------------------------------------------------------------------------------------------------

We will mail Grace Period notices to you at your address as shown on our records. We will also mail these notices to anyone holding your Policy as collateral as shown on our records at the collateral holder's address as shown on our records.

Reinstatement


If your Policy was terminated but the Insured is still living, you can ask us to reinstate your Policy at any time during the 5-year period (or shorter period in some states) after the Grace Period ends. We will reinstate your Policy if:


      o     We receive satisfactory evidence of insurability.

      o You pay a premium that increases your Net Cash Surrender Value to an amount equal to or greater than:

            o All costs and charges that we would have deducted from your Account Value on each Monthly Anniversary Day from the date of termination to the date of reinstatement; and
            o The Monthly Deduction and Monthly Expense Charge for the next 3 months.

      o You pay or reinstate any Indebtedness that was outstanding on the date of termination.

If you do not maintain the Five-Year No-Lapse Guarantee, we will not reinstate it.

                                     RIDERS

Each rider's description in this Prospectus is subject to the specific terms of the rider as each contains definitions, contractual limitations and conditions. Issue age or other restrictions may apply to a rider. Rider provisions may vary slightly from state to state according to state law. All riders may not be available in your state. You should review any rider before purchasing it.

Included Riders

The Accelerated Death Benefit Plus Rider summarized below is automatically included with every Policy issued in a state where such an insurance benefit is permitted and if the Insured meets certain underwriting conditions. If the Accelerated Death Benefit Plus Rider is not available, the Accelerated Death Benefit Rider summarized below will be automatically included with every Policy issued in a state where the insurance benefit is permitted and if the Insured meets certain underwriting conditions. When the Accelerated Death Benefit Plus Rider becomes available in your state and the Insured meets the underwriting conditions, we will amend your previously issued Policy by substituting the Accelerated Death Benefit Plus Rider for the Accelerated Death Benefit Rider. You should ask your insurance agent/financial representative if these insurance benefits are available in your state and whether the Insured meets these underwriting conditions.

Accelerated Death Benefit Plus Rider


Benefit Summary:          Enables you to obtain an advance against the Death
                          Benefit upon any of the following qualifying events, as defined in the Rider:


                                (1) the Insured has been diagnosed with a
                          Critical Illness;
                                (2) the Insured has been Permanently Confined to
                          a Nursing Home; or
                                (3) the Insured has been diagnosed as having a
                          Terminal Illness.

                          Only one election may be made for each type of qualifying event.

Benefit Description:      When a qualifying event occurs, we will make special
                          loans to you secured by your Death Benefit payable under the Policy. The cumulative maximum amount of these special loans depends on which type of qualifying event occurs and described in the rider.
                          Multiple special loan advances are permitted during a specified (depending on the qualifying event) period from the date of the first advance until you reach the maximum amount. The minimum special loan is $5,000. We charge interest at an annual rate of 8% on all special loans we make to you. Some or all of the special loan advances may be considered taxable by the Internal
                          Revenue Service. You should consult your tax adviser before requesting an advance under this rider. The
                          Death Benefit will be reduced by the amount of all special loan advances, including interest, upon the death of the Insured.

Excluded Coverage:        This advance must be voluntarily elected. It is not
                          available if:

                                o You are required to elect this benefit by law to meet the claims of creditors; or
                                o You are required to elect this benefit by a government agency in order to apply, keep or maintain a government benefit.

Cost of Benefits:         No charge until elected. We reserve the right to
                          assess an administrative charge of up to $150.00 per qualifying event. We charge interest at a rate of 8% per year on the amount of the advance.

Termination of Benefits:  The benefits terminate on the earliest of:

                                o     The date your Policy ends;
                                o The date the cumulative maximum amount has been advanced; or
                                o     The date the Insured is age 100.

Accelerated Death Benefit Rider


Benefit Summary:          Enables you to obtain an advance against the Death
                          Benefit upon diagnosis of fatal illness (in most states, an illness expected to result in death within one year).


Benefit Description:      When the Insured is diagnosed with a fatal illness, we
                          will make special loans to you secured by the Death
                          Benefit payable under the Policy. The cumulative maximum amount of these special loans will be equal to the lesser of:

                                o     $250,000; or
                                o 60% of the difference between your Death Benefit and the maximum amount you are able to borrow from your Policy.

                          Multiple special loan advances are permitted during the 12-month period from the date of the first advance until you reach the maximum amount. The minimum special loan is $5,000. We charge interest at an annual rate of 8% on all special loans we make to you.

                          Some or all of the special loan advances may be considered taxable by the Internal Revenue Service. You should consult your tax adviser before requesting an advance under this rider.

                          The Death Benefit will be reduced by the amount of all special loan advances, including interest, upon the death of the Insured.

Excluded Coverage:        This advance must be voluntarily elected. It is not
                          available if:

                                o You are required to elect this benefit by law to meet the claims of creditors; or
                                o You are required to elect this benefit by a government agency in order to apply, keep or maintain a government benefit.

Cost of Benefits:         No charge until elected. We reserve the right to
                          assess an administrative charge of up to $150.00. We charge interest at a rate of 8% per year on the amount of the advance.

Termination of Benefits:  The benefits terminate on the earlier of:

                                o     The date your Policy ends; or
                                o The date the cumulative maximum amount has been advanced.

If the Insured is between the ages of 0 and 65 when the Policy is issued, the Extended Maturity Benefit Rider summarized below is automatically included with every Policy issued in a state where such an insurance benefit is permitted. You should ask your insurance agent/financial representative if these insurance benefits are available in your state.

Extended Maturity Benefit Rider

Benefit Summary:          If the Insured has a positive Net Cash Surrender Value
                          and is 100 years of age, the Policy will continue in effect until the Insured's death or until the Policy is surrendered.

Benefit Description:      The Policy will continue in effect on and after the
                          Policy Anniversary on which the Insured is age 100 if the Insured has a positive Net Cash Surrender Value.
                          For that time period, the death benefit will be revised to equal:

                                o The greater of the Specified Amount or the Cash Surrender Value of the Policy; less
                                o     Any Indebtedness.

                          Except for payment of proceeds, account activity will be suspended during this time period. Your entire Account Value will be transferred to the Fixed Account.

Excluded Coverage:        We will not provide this benefit if the Net Cash
                          Surrender Value is not positive on the day before the Policy Anniversary on which the Insured is age 100.

Cost of Benefits:         None

Termination of Benefits:  The benefits terminate at the earlier of:

                                o     The date your Policy ends; or
                                o     The date you cancel the rider.

Optional Riders

Subject to certain underwriting conditions and other requirements, you may add one or more of the following optional insurance benefits to your Policy by rider. We will deduct the cost of any rider as a part of the Monthly Deduction. Each available optional insurance benefit (or rider) is summarized below. You should ask your insurance agent/financial representative if these insurance benefits are available in your state and whether these underwriting conditions and other conditions are met.

Accidental Death Rider

Benefit Summary:          Pays an additional death benefit if the Insured's
                          death is caused by accidental bodily injury.

Benefit Description:      You select the Accidental Death Benefit Amount. The
                          Accidental Death Benefit Amount will be added to the Death Proceeds and paid under the same Income Plan.
                          Under certain circumstances, we will pay 2 times your Accidental Death Benefit Amount.

Excluded Coverage*:       We will not pay an Accidental Death Benefit if the
                          Insured's injury or death resulted from certain risks, such as suicide, certain travel in aircraft, certain use of drugs and participation in an activity while intoxicated.

Cost of Benefits:         Depends on the Insured's Attained Age and selected
                          Accidental Death Benefit Amount.

Termination of Benefits:  The benefits terminate at the earliest of:

                                o     The date your Policy ends;
                                o     The date you cancel the rider; or
                                o The day before the Policy Anniversary on which the Insured is 70 years old.

Additional Life Rider

Benefit Summary:          Provides an additional amount of insurance coverage,
                          the Additional Life Rider Specified Amount, on the life of the Insured that is payable as a part of the death benefit under the Policy.

Benefit Description:      You select the Additional Life Rider Specified Amount.

                                o     Minimum = $25,000
                                o Maximum = 10 times Base Specified Amount of the Policy

                          The Additional Life Rider Specified Amount is added to the Base Specified Amount to determine the Specified Amount and the Death Benefit of the Policy. Surrender Charges and per $1,000 charges under the Policy do not apply to the Additional Life Rider Specified Amount.

Excluded Coverage*:       This benefit is not available if you purchase the
                          Extended No-Lapse Guarantee Rider.

Cost of Benefits:         A cost of insurance charge will be determined for the
                          Additional Life Rider Specified Amount. In addition, target premium and therefore premium expense charge will increase.

Termination of Benefits:  The benefits terminate on the earlier of:

                                o     The date your Policy ends; or
                                o     The date you cancel the rider.

* If your Policy has been modified by an aviation exclusion rider, your Death Benefit, including any death benefit payable by rider, may be reduced if death results from an aviation accident. An aviation exclusion rider may be required for certain underwriting classes.

Children's Term Rider

Benefit Summary:          Pays a death benefit if an Insured Child dies.

Benefit Description:      You select the Children's Term Benefit Amount that
                          will be applicable to each Insured Child. The
                          Children's Term Benefit Amount will be paid upon the death of an Insured Child and can be paid under an Income Plan.

                          Under most circumstances, if the Insured dies, the insurance on each Insured Child provided by this rider will become fully paid-up nonparticipating term insurance and will continue until each Insured Child's 23rd birthday. After an Insured Child is age 18, that Insured Child may convert the term insurance policy to a whole life plan.

Excluded Coverage:        This rider provides coverage only for Insured Children
                          of the Insured. An Insured Child includes any child of the Insured who was at least 15 days old and less than 18 years old when named in the application. An Insured
                          Child also includes any child at least 15 days old, who after the date of application for this rider, was born of any marriage of the Insured or was adopted by the Insured when less than 18 years of age.

Cost of Benefits:         Depends only on selected Children's Term Benefit
                          Amounts.

Termination of Benefits:  The benefits terminate on the earliest of:

                                o     The date your Policy ends;
                                o     The date you cancel the rider;
                                o     The day before the Policy Anniversary on
                                      which the Insured is 65 years old;
                                o     On an Insured Child's 23rd birthday, for
                                      that Insured Child; or
                                o     The day an Insured Child exercises the
                                      conversion option, for that Insured Child.

Disability Credit Rider


Benefit Summary:          Makes premium payments equal to the "Credit Amount"
                          after you have been disabled for six months, as "disabled" is defined in the rider.


Benefit Description:      You select the Credit Amount. The Credit Amount is the
                          annual amount of premium payments we will pay under this optional policy benefit. The Credit Amount must always be greater than or equal to your minimum annual premium for the Five-Year No-Lapse Guarantee.

                          Your Credit Amount may be adjusted if the minimum annual premium changes.

                          We make a premium payment of 1/12 of the Credit Amount for each month you are disabled. This amount may or may not be sufficient to keep your Policy in effect.

Excluded Coverage:        Disabilities that result from the following are not
                          covered:

                                o     Self-inflicted injuries
                                o     A declared or undeclared war
                                o Injuries or diseases that first manifest while this optional insurance benefit is not in force

Cost of Benefits:         Depends on the Insured's Attained Age and selected
                          Credit Amount.

Termination of Benefits:  The benefits terminate on the earliest of:

                                o     The date your Policy ends;
                                o     The date you cancel the rider; or
                                o The day before the Policy Anniversary on which the Insured is 60 years old, unless such benefits are being paid at that time.

Extended Maturity Benefit Plus Rider

Benefit Summary:          If the Insured has a positive Net Cash Surrender Value
                          and is 100 years of age, the Policy will continue in effect until the Insured's death or until the Policy is surrendered.

Benefit Description:      The Policy will continue in effect on and after the
                          Policy Anniversary on which the Insured is age 100 if the Insured has a positive Net Cash Surrender Value.
                          For that time period, the death benefit under the Policy will be Option 2. We will not change your Specified Amount if you had Option 1 selected when we change your death benefit to Option 2.

                          Except for payment of proceeds, account activity will be suspended during this time period. Your entire Account Value will be transferred to the Fixed Account.

Excluded Coverage:        We will not provide this benefit if the Net Cash
                          Surrender Value is not positive on the day before the Policy Anniversary on which the Insured is age 100.

Cost of Benefits:         Depends on Insured's age when the rider is issued. You
                          may elect to defer the costs of this rider until the Insured is age 80. If you defer the costs of this rider, you will generally pay a higher charge.

Termination of Benefits:  The benefits terminate at the earlier of:

                                o     The date your Policy ends; or
                                o     The date you cancel the rider.

Insured Insurability Rider

Benefit Summary:          Provides an option to purchase additional insurance on
                          the life of the Insured without evidence of insurability.

Benefit Description:      We provide you an option to purchase additional
                          insurance on the life of the Insured without evidence of insurability. The Insured Insurability Option
                          Amount you select is the amount of additional insurance you have the option to purchase.

                          Under most circumstances, the options may be exercised on each regular option date. The regular option dates are the Policy Anniversaries that occur after the Insured is ages 25, 28, 31, 34, 37 and 40.

                          The options may also be exercised on alternate option dates. An alternate option date occurs on the 90th day following each of the following:

                                o     Insured's marriage
                                o     Birth of a living child of Insured
                                o     Adoption of a child by Insured

                          The exercise of an option on an alternate option date cancels the next regular option date still available.

Excluded Coverage*:       N/A

Cost of Benefits:         Depends on the Insured's Attained Age and selected
                          Insured Insurability Option Amount.

Termination of Benefits:  The benefits terminate on the earliest of:

                                o     The date your Policy ends;
                                o     The date you cancel the rider; or
                                o     The Policy Anniversary on which the
                                      Insured is 40 years old.

* If your Policy has been modified by an aviation exclusion rider, your Death Benefit, including any death benefit payable by rider, may be reduced if death results from an aviation accident. An aviation exclusion rider may be required for certain underwriting classes.


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

Extended No-Lapse Guarantee Rider

Benefit Summary:          If you meet certain conditions of this rider, we
                          guarantee not to terminate the Policy or begin the Grace Period during the Guaranteed Minimum
                          Continuation Period.

Benefit Description:      Beginning on the fifth anniversary of the Policy Date
                          and continuing through the Guaranteed Minimum
                          Continuation Period, we will not terminate the Policy or begin a Grace Period if, as calculated from the Policy Date, the sum of premiums paid, less any withdrawals and Indebtedness, is equal to or greater than a minimum amount specified in the rider.

                          If you do not satisfy the minimum premium requirements on any Monthly Anniversary Date beginning in Policy Year 6, we will allow a Grace Period. A Grace Period is a 61-day period that starts on the day after we mail you the applicable notice that indicates the minimum premium payment you must pay to keep this rider in force. If you do not make the minimum premium payment within the Grace Period, this rider will terminate.

Excluded Coverage:        This benefit is not available if you purchase the
                          Additional Life Rider.

Cost of Benefits:         $0.01 per $1,000 of Specified Amount and Additional
                          Life Rider Specified Amount, monthly, starting in
                          Policy Year 6.

Termination of Benefits:  The benefits terminate on the earliest of:

                                o     The date your Policy ends;
                                o     The date you cancel the rider;
                                o     The last day of the Guaranteed Minimum
                                      Continuation Period;
                                o The last day of the Grace Period if you fail to make adequate premium payments during the Grace Period for this rider; or
                                o During the first 5 Policy Years, the date you fail to satisfy the conditions of the Five-Year No-Lapse Guarantee.

                          If this rider lapses or is terminated, it cannot be reinstated.

Other Insured Rider

Benefit Summary:          Pays for a death benefit if an Other Insured dies.

Benefit Description:      For each Other Insured that you name in your
                          application, you select an Other Insured Benefit
                          Amount. The Other Insured Benefit Amount will be paid to the designated beneficiary upon the death of an Other Insured and can be paid under an Income Plan.

                          Under most circumstances, if the Insured dies, each Other Insured has the right to convert the coverage to a new life insurance policy.

                          Until the Policy Anniversary on which an Other Insured is age 85, that Other Insured may convert the coverage to any life insurance policy (other than term insurance) that we regularly issue.

Excluded Coverage:        N/A

Cost of Benefits:         Depends on each Other Insured's Attained Age, gender
                          and underwriting class and selected Other Insured
                          Benefit Amounts.

Termination of Benefits:  The benefits terminate on the earliest of:

                                o     The date your Policy ends;
                                o     The date you cancel the rider;
                                o     The day before the Policy Anniversary on
                                      which the Insured is 100 years old;
                                o     The day before the Policy Anniversary on
                                      which the Other Insured is 95 years old, for that Other Insured; or
                                o     The day an Other Insured exercises the
                                      conversion options, for that Other
                                      Insured.

                       OTHER INFORMATION ABOUT YOUR POLICY

Policy is a Contract

The Policy is a legal contract between you and us to insure the life of the person named in the application as the Insured. We provide the insurance coverage and other benefits described in the Policy in exchange for your completed application and your premium payments.

When we refer to the Policy, we mean the entire contract, which consists of:

      o     The basic policy;
      o     The application;
      o     Any supplemental applications; and
      o Any optional policy benefits, riders, endorsements or amendments that add provisions or change the terms of the basic policy.

The description of the Policy in this Prospectus is subject to the specific terms of your Policy as it contains specific contractual provisions and conditions. If the terms of your Policy differ from the description of the Policy in the Prospectus, you should rely on the terms in your Policy.

The Policy is subject to the laws in the state in which it is issued. To the extent that the Policy may not comply with the applicable state law, we will interpret it so that it complies.

Modification of Policy

Upon notice to you, we may modify your Policy:

      o If such modification is necessary to make the Policy comply with any law or regulation issued by a governmental agency applicable to the Policy;
      o If such modification is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;
      o If such modification is necessary to reflect a change in the operation of the Company, Separate Account 1 or the Sub-Accounts; or
      o If such modification adds, deletes or otherwise changes Sub-Account options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of a modification, we may make appropriate endorsement to the Policy to reflect the modification.

Your insurance agent/financial representative cannot change any of the terms of the Policy, extend the time for making premium payments or make any other agreement that would be binding on us.

Extended Maturity Benefit

On the Policy Anniversary after the Insured turns age 100, the total of the then current value of your Sub-Accounts will be automatically transferred to the Fixed Account, where it will begin earning interest at the Fixed Account's then current rate. Also, the interest rate credited to your Loan Account will be increased to equal the interest rate charged against any policy loans. After that time, we will not accept any further premium payments, we will not deduct any further charges, we will not permit you to transfer your money from the Fixed Account, we will not permit any additional loans and your Death Benefit will be revised to equal the Net Cash Surrender Value of your Policy. Your Policy will continue in effect until the Insured's death or until the Policy is surrendered for its Net Cash Surrender Value.

Conversion to a Fixed Policy

You may elect to convert your Policy to a fixed policy at any time:

      o Within 24 months of your Policy Date or such other period as may be required by state law; or
      o     Within 60 days of the later of:

            o a notification of a change in the investment policy of Separate Account 1; or
            o     the effective date of the change.

If you elect to convert your Policy, we will transfer the entire value of your investment in the Sub-Accounts to the Fixed Account. We will not charge you for this transfer. After the date of your election to convert your Policy, Net Premiums may not be allocated and transfers may not be made to any of the Sub-Accounts. All other terms and charges of your Policy will continue to apply.

Where required by state law, we will convert your Policy to a permanent whole life plan of insurance that was available for purchase on your Policy Date.

Confirmations and Statements

We will send you confirmation statements of premium payments, loans, transfers and withdrawals as required by law. We will also send you periodic statements showing the value of your investments in the Sub-Accounts and the Fixed Account and listing all financial transactions made with respect to your Policy during that period.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for the Fund in which the Sub-Account invests. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

Processing Guidelines

We use certain guidelines to determine when we will process your Policy application and other instructions. These processing guidelines determine your Policy Date and the effective date of instructions that you send to us. The effective date depends upon:

      o Whether we receive your application or instructions before or after the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time);
      o     Whether the New York Stock Exchange is open at that time; and
      o     Whether your application and instructions are in good order.

If you are the sole owner of the Policy, you must sign the Policy application and other instructions. If you and another person are joint owners of your Policy, you and your joint owner must both sign your Policy application and instructions.

Required Note on Computations

Calculations are based on the mortality table shown on your Policy Schedule.

We have filed a detailed statement of our computations with the applicable state insurance departments. The values under this Policy are not less than those required by the law of your state. Any benefit provided by an attached rider will not increase these values unless stated in the rider.

The method used in calculating Policy values will be based on the actuarial procedures that recognize the variable nature of this Policy.

Projection of Benefits and Values

In addition to any examples and illustrations provided to you by your insurance agent/financial representative, you may request that we send you a hypothetical illustration of Policy benefits and values. We may charge a reasonable fee to provide this information to you.

Incontestability

We issue the Policy in reliance on the answers you provided in the application and any supplemental applications. These answers are considered representations, and not warranties. We have assumed that all these answers are true and complete. If they are not, we may have the right to contest and void the Policy as if it had not been issued. Except for cases involving termination of the Policy for fraud, we will not contest:

      o The Policy after the Policy has been in effect for 2 years during the Insured's lifetime
      o Any increase in Specified Amount after the increase has been in effect for 2 years during the Insured's lifetime
      o Any rider attached to the Policy after the rider has been in effect for 2 years (except that in some states we reserve the right to contest the validity of any rider providing premium credit or accidental death benefits)

During these 2-year periods, we may contest the validity of your Policy, any increase in Specified Amount or the validity of any riders based on material misstatements made in the application or any supplemental application. No statement will be used in contesting a claim unless it is in an application or supplemental application and a copy of the application is attached to the Policy.

Except as otherwise required by state law, if your Policy is reinstated after termination, the 2-year period of contestability begins on the reinstatement date. If the Policy has been in effect for 2 years during the lifetime of the Insured, it will be contestable only as to statements made in the reinstatement application. If the Policy has been in force for less than 2 years, it will be contestable as to statements made in the reinstatement application as well as the initial application and any supplemental applications.

Suicide Exclusion

Your Policy does not cover suicide by the Insured, whether sane or insane, during the 2-year period beginning with the Policy Date. If the Policy is in effect and the Insured commits suicide during this 2-year period, we will not pay any Death Benefit but will pay you the greater of the following amounts:

      o Your premium payments, less any Indebtedness, less any previous withdrawals, and less all monthly costs of insurance on all persons other than the Insured ever covered by rider; or
      o     The Net Cash Surrender Value.

With respect to any increase in Specified Amount, we will not pay death benefits if the Insured, whether sane or insane, commits suicide within 2 years from the effective date of the increase. If the Policy has been in effect for more than 2 years after the Policy Date but less than 2 years from an increase in Specified Amount, we will return the monthly costs of insurance charged for the increase and pay death benefits based on the previous Specified Amount (on which the 2-year suicide exclusion has expired).

This provision also applies to any rider attached to the Policy. The 2-year period begins on the rider's date of issue. In some states the suicide exclusion period may be less than 2 years and may include other limitations.

Except as otherwise required by state law, if your Policy terminates and is later reinstated, we will measure the 2-year period from the effective date of reinstatement. Any premium payment refund will be limited to premiums paid on or after the effective date of reinstatement.

Termination of Your Policy

Your Policy will terminate and all insurance coverage under the Policy will stop in the following instances:

      o As of the date on which we receive notice from you requesting that the Policy be cancelled
      o As of the date the Insured dies (although some riders may provide benefits for other covered persons beyond the Insured's death)
      o As of the date a Grace Period related to the continuation of your Policy expires
      o As of 31 days or such other period as may be required by state law after we mail you a notice that your Indebtedness exceeds your Cash Surrender Value less the Monthly Deduction and the Monthly Expense Charge for the current month unless you make the necessary premium payment to continue the Policy

No Dividends

The Policies are "non-participating," which means that they do not pay dividends.

Misstatement of Age or Gender

If the age or gender of the Insured is misstated in information sent to us, we will change any benefits under the Policy to those benefits that your cost of insurance charge for the month of death would provide if the correct age and gender had been stated. If we do not discover the misstatement until after the payment of the Policy proceeds under one of the Income Plans has started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.

Telephone Security Procedures

We have established security procedures for telephone transactions, such as recording telephone calls. We may also require a personal identification number or other identifying information. We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

Assignment

Generally, you may assign your Policy. We will not be bound by an assignment until we receive and record written notice of the assignment at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your rights and the rights of your Beneficiary will be affected by an assignment. We are not responsible for the validity or any tax consequences of any assignment.

                    INFORMATION ABOUT THE INVESTMENT OPTIONS

The Sub-Accounts and the Funds

You may allocate all or part of your Net Premiums to one or more Sub-Accounts. You may also transfer amounts among the Sub-Accounts or make limited transfers from the Fixed Account to the Sub-Accounts. Each Sub-Account invests exclusively in a corresponding Fund of Deutsche Asset Management VIT Funds (Deutsche); Fidelity(R) Variable Insurance Products Funds (Fidelity); Janus Aspen Series (Janus); The Legends Fund, Inc. (Legends); MFS(R) Variable Insurance Trust(SM)
(MFS); Oppenheimer Variable Account Funds & Oppenheimer's Panorama Series Fund, Inc. (Oppenheimer) or Touchstone Variable Series Trust (Touchstone).

Each Sub-Account buys shares of the corresponding Fund at net asset value without a sales charge. Dividends and capital gains distributions from a Fund are reinvested at net asset value without a sales charge and held by the Sub-Account as an asset. Each Sub-Account redeems Fund shares at net asset value to the extent necessary to make payment of Death Proceeds or other payments under the Policy.

The following table contains general information about the investment advisor, investment objective and principal investment strategies of each Fund in which a corresponding Sub-Account invests. The Fund advisors and sub-advisors cannot guarantee that the Funds will meet their investment objectives nor is there any guarantee that your Account Value will equal or exceed the total of your Net Premiums. More complete information about each Fund, including information about its risks, performance and other investment strategies, is included in the prospectus of each Fund. Please read each prospectus carefully before you purchase a Policy or make other decisions about your investment options.

A Fund may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor or sub-advisor. The Funds in which the Sub-Accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a Fund, such as implementation of investment policies, Fund expenses and the size of the Fund. In addition, your investment return from your Policy will be less than the investment return of a shareholder in the publicly available funds because you will pay additional charges related to your Policy, such as the Monthly Expense Charge.

We may enter into certain arrangements under which Columbus Life or Touchstone Securities, Inc. is reimbursed by the Funds' advisors, distributors and/or affiliates for administrative services Columbus Life and Touchstone Securities provide to the Funds.

Deutsche Asset Management VIT Funds
Advisor: Deutsche Asset Management, Inc.


Scudder VIT EAFE(R)  Equity Index Fund - Class A

Investment Objective:     The Fund seeks to replicate, as closely as possible,
                          before deduction of expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE(R)
                          Index (EAFE(R) Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. This Fund was formerly called the "Deutsche VIT EAFE(R) Equity Index Fund".


Principal Investment      To attempt to match the country, industry and risk
Strategies:               characteristics of the EAFE(R) Index as closely as
                          possible, the Fund invests in a statistically selected sample of securities found in the EAFE(R) Index. In an effort to run an efficient and effective strategy, the Fund first buys the stocks that make up the larger portions of the Index's value in roughly the same proportion as the Index. In choosing smaller stocks, the Fund tries to match the industry and risk characteristics of all of the smaller companies in the EAFE(R) Index without buying all of those stocks. This approach attempts to maximize the Fund's liquidity and returns while minimizing its costs.

Scudder VIT Equity 500 Index Fund - Class A

Investment Objective:     The Fund seeks to match, as closely as possible,
                          before expenses, the performance of the Standard &
                          Poor's 500 Composite Stock Price Index (S&P 500
                          Index), which emphasizes stocks in large U.S.
                          companies. This Fund was formerly called the "Deutsche
                          VIT Equity 500 Index Fund".


Principal Investment      To attempt to match the risk and return
Strategies:               characteristics of the S&P 500 Index as closely as
                          possible, the Fund invests in a statistically selected sample of securities found in the S&P 500 Index, selecting stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics closely match those of the securities in the S&P 500 Index. Over the long term, the Fund seeks a correlation between the performance of the Fund, before expenses, and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.


Scudder VIT Small Cap Index Fund - Class A

Investment Objective:     The Fund seeks to match, as closely as possible,
                          before expenses, the performance of the Russell 2000
                          Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies. This Fund was formerly called the "Deutsche VIT Small Cap Index
                          Fund".


Principal Investment      To attempt to match the risk and return
Strategies:               characteristics of the Russell 2000 Index as closely
                          as possible, the Fund invests in a statistically selected sample of the securities found in the Russell
                          2000 Index, selecting stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics closely match those of the securities in the Russell 2000 Index. Over the long term, the Fund seeks a correlation between the performance of the Fund, before expenses, and the Russell 2000 Index of 95% or better. A figure of 100% would indicate perfect correlation.

Fidelity(R) Variable Insurance Products Funds
Advisor: Fidelity Management & Research Company

Fidelity(R) VIP Equity-Income Portfolio - Service Class 2

Investment Objective:     The Portfolio seeks reasonable income and will
                          consider the potential for capital appreciation. The
                          Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500.


Principal Investment      The Portfolio normally invests at least 80% of the
Strategies:               Portfolio's assets in equity securities. The Portfolio
                          normally invests primarily in income-producing securities. The Portfolio may also invest its assets in other types of equity securities and debt securities, including lower-quality debt securities.


Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2

Investment Objective:     The Portfolio seeks long-term capital appreciation.

Principal Investment      The Portfolio normally invests its assets primarily in
Strategies:               common stocks. The Portfolio invests its assets in
                          securities of companies it believes are undervalued by the public.


Fidelity(R) VIP Growth & Income Portfolio - Service Class 2

Investment Objective:     The Portfolio seeks a high total return through a
                          combination of current income and capital appreciation.

Principal Investment      The Portfolio normally invests a majority of its
Strategies:               assets in common stocks with a focus on those that pay
                          current dividends and show potential for capital appreciation. The Portfolio may also invest its assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends but offer prospects for future income or capital appreciation.

Fidelity(R) VIP Growth Portfolio - Service Class 2

Investment Objective:     The Portfolio seeks to achieve capital appreciation.


Principal Investment      The Portfolio normally invests its assets primarily in
Strategies:               companies it believes have above-average growth
                          potential. Growth may be measured by factors such as earnings or revenue.



Fidelity(R) VIP Asset Manager(SM) Portfolio - Service Class 2

Investment Objective:     The Portfolio seeks to obtain high total return with
                          reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

Principal Investment      The Portfolio allocates its assets among the following
Strategies:               classes, or types, of investments. The stock class
                          includes equity securities of all types. The bond class includes all the varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

Fidelity(R) VIP Balanced Portfolio - Service Class 2


Investment Objective:     The Portfolio seeks income and capital growth
                          consistent with reasonable risk.


Principal Investment      The Portfolio seeks to maintain a balance between
Strategies:               stocks and bonds. When the Portfolio's outlook is
                          neutral, it will invest approximately 60% of its assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower quality debt securities. The Portfolio may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the its total assets in fixed-income senior securities (including debt securities and preferred stock).

Fidelity(R) VIP Mid Cap Portfolio - Service Class 2

Investment Objective:     The Portfolio seeks long-term growth of capital.


Principal Investment      The Portfolio normally invests at least 80% of its
Strategies:               assets in securities of companies with medium market
                          capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.


Fidelity(R) VIP Money Market Portfolio - Initial Class

Investment Objective:     The Portfolio seeks a high level of current income as
                          is consistent with preservation of capital and liquidity.


Principal Investment      The Portfolio's principal investment strategies
Strategies:               include: (1) investing in U.S. dollar-denominated
                          money market securities and repurchase agreements, and entering into reverse repurchase agreements; (2) investing more than 25% of its total assets in the financial services industry; and (3) complying with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments. The Portfolio stresses maintaining a stable $1.00 share price, liquidity and income. As with any money market fund, there is no guarantee that the Portfolio will achieve its goal or will maintain a constant share price of $1.00.

Janus Aspen Series
Advisor: Janus Capital Management LLC


Janus Aspen Aggressive Growth Portfolio - Service Shares

Investment Objective:     The Fund seeks long-term growth of capital.

Principal Investment      The Fund invests primarily in common stocks selected
Strategies:               for their growth potential and normally invests at
                          least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index.

Janus Aspen Capital Appreciation Portfolio - Service Shares

Investment Objective:     The Fund seeks long-term growth of capital.

Principal Investment      The Fund is a non-diversified fund that invests
Strategies:               primarily in common stocks selected for their growth
                          potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Janus Aspen Worldwide Growth Portfolio - Service Shares

Investment Objective:     The Funds seeks long-term growth of capital in a
                          manner consistent with the preservation of capital.

Principal Investment      The Fund invests primarily in common stocks of
Strategies:               companies of any size throughout the world. The Fund
                          normally invests in issuers from at least five different countries, including the United States. The
                          Fund may at times invest in fewer than five countries or even a single country.

The Legends Fund, Inc.
Advisor: Touchstone Advisors, Inc.

Legends Harris Bretall Sullivan & Smith Equity Growth Portfolio
Fund Sub-Advisor: Harris Bretall Sullivan & Smith LLC


Investment Objective:     The Portfolio seeks long-term capital appreciation.


Principal Investment      The Portfolio invests primarily in stocks of
Strategies:               established companies with proven records of superior
                          and consistent earnings growth. Its benchmark is the S&P 500. In selecting equity securities, the portfolio manager looks for successful companies that have exhibited superior growth in revenues and earnings, strong product lines and proven management ability over a variety of business cycles.

Legends Third Avenue Value Portfolio
Fund Sub-Advisor: EQSF Advisers, Inc.

Investment Objective:     The Portfolio seeks long-term capital appreciation.

Principal Investment      The Portfolio is a non-diversified portfolio that
Strategies:               seeks to achieve its objective mainly by acquiring
                          common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the portfolio manager believes is their true value. The
                          Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments, that it believes are undervalued. Acquisitions of these senior securities will generally be limited to those providing (1) protection against the issuer taking certain actions that could reduce the value of the security and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Portfolio invests in companies regardless of market capitalization. It also invests in both domestic and foreign securities. The mix of the Portfolio's investments at any time will depend on the industries and types of securities the portfolio manager believes hold the most value.

Legends Gabelli Large Cap Value Portfolio
Fund Sub-Advisor: Gabelli Asset Management Company

Investment Objective:     The Portfolio seeks long-term capital appreciation.

Principal Investment      Under normal market conditions, the Portfolio invests
Strategies:               at least 65% of its assets in common stocks of "Blue
                          Chip" companies that the portfolio manager believes are undervalued and have the potential to achieve significant capital appreciation. "Blue Chip" companies are large, well-known companies that have a market capitalization of greater than $5 billion.

Legends Baron Small Cap Portfolio
Fund Sub-Advisor: BAMCO, Inc.

Investment Objective:     The Portfolio seeks long-term capital appreciation.

Principal Investment      The Portfolio invests primarily in common stocks of
Strategies:               smaller companies with market values under $2 billion
                          selected for their capital appreciation potential. In making investment decisions for the Portfolio, the portfolio manager seeks securities that it believes have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability and (2) the potential to increase in value at least 50% over two subsequent years. The Portfolio invests primarily in common stocks but may also invest in other equity or equity-linked securities such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks.

MFS(R) Variable Insurance Trust(SM)
Advisor: Massachusetts Financial Services Company

MFS(R) Capital Opportunities Series - Service Class

Investment Objective:     The Series seeks capital appreciation.


Principal Investment      The Series invests, under normal market conditions, at
Strategies:               least 65% of its net assets in common stocks and
                          related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The Series focuses on companies that it believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Series' investments may include securities listed on a securities exchange or traded in the over-the-counter markets. The Series may invest in junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Fund to be comparable to lower rated bonds.


MFS(R) Emerging Growth Series - Service Class

Investment Objective:     The Series seeks to provide long-term growth of
                          capital.


Principal Investment      The Series invests, under normal market conditions,
Strategies:               primarily (at least 65% of net assets) in the common
                          stocks of companies believed to be early in their life cycle but have the potential to become major enterprises (emerging growth companies) or major enterprises whose rates of earnings growth are expected to accelerate. The portfolio manager selects securities based upon fundamental analysis. The Series may invest in foreign securities through which it may have exposure to foreign currencies. It has and may engage in active and frequent trading.

MFS(R) Mid Cap Growth Series - Service Class

Investment Objective:     The Series' investment objective is long-term growth
                          of capital.


Principal Investment      The Series invests, under normal market conditions, at
Strategies:               least 80% of its net assets in common stocks and
                          related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalization that the Series believes have above-average growth potential. Medium market capitalization companies are defined by the Series as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Series' investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Series' 80% investment policy.


MFS(R) New Discovery Series - Service Class

Investment Objective:     The Series' investment objective is capital
                          appreciation.


Principal Investment      The Series invests, under normal market conditions, at
Strategies:               least 65% of its net assets in equity securities of
                          emerging growth companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for the securities. Emerging growth companies are companies that the Series believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises; or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Although emerging growth companies may be of any size, the Series will generally focus on smaller cap emerging growth companies that are early in their life cycle.


Panorama Series Fund, Inc.
Advisor: OppenheimerFunds, Inc.

Oppenheimer International Growth Fund/VA - Service Class

Investment Objective:     The Fund seeks long-term growth of capital.

Principal Investment      Under normal circumstances, the Fund invests at least
Strategies:               90% of its assets in equity securities of companies
                          wherever located, the primary stock market of which is outside the United States.

Oppenheimer Variable Account Funds
Advisor: OppenheimerFunds, Inc.

Oppenheimer Aggressive Growth Fund/VA - Service Class


Investment Objective:     The Fund seeks capital appreciation by investing in
                          "growth-type" companies.


Principal Investment      The Fund invests mainly in equity securities, such as
Strategies:               common stocks, and can invest in other equity
                          securities, such as preferred stocks and securities convertible into common stocks. The Fund emphasizes investments in companies believed by the investment manager to have significant growth potential. The Fund can invest in securities of issuers of all market capitalization ranges, but currently focuses on stocks of "Mid-Cap" issuers. The Fund can invest in domestic and foreign companies, although most of its investments are in stocks of U.S. companies.

Oppenheimer Strategic Bond Fund/VA - Service Class


Investment Objective:     The Fund seeks a high level of current income
                          principally derived from interest on debt securities.


Principal Investment      The Fund invests mainly in debt securities of issuers
Strategies:               in three market sectors: Foreign governments and
                          companies, U.S. Government securities and lower-grade high-yield securities of U.S. and foreign companies.
                          However, the Fund is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time.

Touchstone Variable Series Trust
Advisor: Touchstone Advisors, Inc.

Touchstone Emerging Growth Fund
Fund Sub-Advisors: TCW Investment Management Company; Westfield Capital Management Company, Inc.

Investment Objective:     The Fund seeks to increase the value of its shares as
                          a primary goal and to earn income as a secondary goal.


Principal Investment      The Fund invests primarily (at least 65% of total
Strategies:               assets) in emerging growth companies. In selecting its
                          investments, the portfolio managers focus on those companies they believe will grow faster than the U.S.
                          economy in general. They also choose companies they believe are priced lower in the market than their true value. The Fund will invest in common stocks of small cap and mid cap companies. The Fund may also invest in companies in the technology sector.

Touchstone Small Cap Value Fund
Fund Sub-Advisor: Ark Asset Management Co., Inc.


Investment Objective:     The Fund seeks long-term growth of capital.


Principal Investment      Under normal circumstances, the Fund invests at least
Strategies:               80% of net assets in common stocks of small
                          capitalization companies. The Fund may also invest in common stocks of mid cap companies. The portfolio manager looks for stocks that are priced lower than they should be, and also contain a catalyst for growth. These stocks may not pay dividends. The Fund may also invest up to 5% of its assets (at the time of purchase) in any one company. The Fund will limit its investments so that the percentage of the Fund's assets invested in a particular economic sector will not be more than double the percentage of the economic sector in the Russell 2000 Index.


Touchstone Growth/Value Fund
Fund Sub-Advisor: Mastrapasqua & Associates, Inc.

Investment Objective:     The Fund seeks long-term capital appreciation
                          primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth.


Principal Investment      The Fund invests primarily in stocks of mid to
Strategies:               large-cap domestic growth companies that the portfolio
                          manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. In choosing securities, the portfolio manager looks for companies that it believes to be priced lower than their true value. These may include companies in the technology sector. The Growth/Value Fund may also invest up to 10% of its total assets in common stocks of small cap companies.

Touchstone Large Cap Growth Fund
Fund Sub-Advisor: Fort Washington Investment Advisors, Inc.

Investment Objective:     The Fund seeks long-term growth of capital. This Fund
                          was formerly called "Touchstone Equity Fund".

Principal Investment      Under normal circumstances, the Fund invests at least
Strategies:               80% of net assets in a diversified portfolio of common
                          stocks of large cap companies. In selecting investments, the portfolio manager focuses on those companies that have attractive opportunities for growth of principal, yet sell at reasonable valuations compared to their expected growth rate of revenues, cash flows and earnings. These may include companies in the technology sector.


Touchstone Enhanced 30 Fund
Fund Sub-Advisor: Todd Investment Advisors, Inc.

Investment Objective:     The Fund seeks to achieve a total return which is
                          higher than the total return of the Dow Jones
                          Industrial Average (DJIA).


Principal Investment      The Fund's portfolio is based on the 30 stocks which
Strategies:               comprise the DJIA. The portfolio manager seeks to
                          surpass the total return of the DJIA by substituting stocks that offer above average growth potential for those stocks in the DJIA that appear to have less growth potential. The Fund's portfolio will at all times consist of 30 stocks and up to 1/3 of these holdings may represent substituted stocks in the enhanced section of the portfolio.


Touchstone Value Plus Fund
Fund Sub-Advisor: Fort Washington Investment Advisors, Inc.

Investment Objective:     The Fund seeks to increase the value of its shares
                          over the long-term.


Principal Investment      The Fund invests primarily (at least 65% of total
Strategies:               assets) in common stock of larger companies that the
                          portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages and are believed to be priced lower than their true value. These companies may not pay dividends. These may include companies in the technology sector. The Fund may also invest in common stocks of rapidly growing companies to enhance the Fund's return and vary its investments to avoid having too much of the Fund's assets subject to risks specific to undervalued stocks. Also, at least 70% of total assets will be invested in large cap companies and the remainder will generally be invested in mid cap companies.


Touchstone High Yield Fund
Fund Sub-Advisor: Fort Washington Investment Advisors, Inc.


Investment Objective:     The Fund seeks to achieve a high level of current
                          income as its main goal with capital appreciation as a secondary consideration.

Principal Investment      The Fund invests primarily (at least 80% of net
Strategies:               assets), under normal circumstancs, in non-investment
                          grade debt securities. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity between 6 and 10 years, but may vary between 4 and 12 years.

Touchstone Bond Fund
Fund Sub-Advisor: Fort Washington Investment Advisors, Inc.


Investment Objective:     The Fund seeks to provide a high level of current
                          income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

Principal Investment      The Fund invests primarily, under normal
Strategies:               circumstances, at least 80% of net assets in bonds.
                          Bonds include mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities. The Fund expects to have an average maturity between 5 and 15 years. The
                          Fund invests at least 65% of total assets in investment-grade debt securities.


Touchstone Standby Income Fund
Fund Sub-Advisor:  Fort Washington Investment Advisors, Inc.

Investment Objective:     The Fund seeks to provide a higher level of current
                          income than a money market fund, while also seeking to prevent large fluctuations in the value of investments by separate accounts. The Fund does not try to keep a constant $1.00 per share net asset value.

Principal Investment      The Fund invests mostly in various types of money
Strategies:               market instruments. All investments will be rated at
                          least investment grade. On average, the securities held by the Fund will mature in less than one year.


Neither Deutsche Asset Management, Inc., Fidelity Management & Research Company, Janus Capital Management LLC, Massachusetts Financial Services Company nor OppenheimerFunds, Inc. is an affiliate of Columbus Life.

Special Considerations


Deutsche, Fidelity, Janus, MFS and Oppenheimer offer shares to Separate Account 1 and other separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies, and may also offer shares to certain qualified plans. Touchstone and Legends offer shares to the separate accounts of affiliated life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in a Fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken.

If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its investment in a Fund. If it becomes necessary for a separate account to replace its shares of a Fund with another investment, the Fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the Funds are subject to conditions imposed by the Securities and Exchange Commission that are designed to prevent or remedy any conflict of interest. These conditions and procedures require the Board of Trustees of each Fund to monitor events in order to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.


The Funds underlying the Sub-Accounts may reserve the right to reject trades by Separate Account 1 in a Fund's shares if in the Fund's opinion, the trade would disrupt the management of the Fund. Such action would be taken only in extraordinary situations, such as where excessive market timing activity is taking place. In the event a Fund rejects a trade, we may not be able to immediately honor a purchase, transfer, withdrawal or loan request.

Changes in the Sub-Accounts and the Funds

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in the Fund's investment strategies or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Policy owners.

Fixed Account

The Net Premiums that you allocate to the Fixed Account will earn interest. We guarantee that this interest rate will never be less than an effective annual rate of at least 3%. We may, but are not required to, credit interest in excess of this rate. Different interest rates may apply to Net Premiums allocated, or amounts transferred, to the Fixed Account on different dates.

                          VALUATION OF YOUR INVESTMENT

Sub-Accounts

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

================================================================================
*     Accumulation Unit

      A unit of measure used to calculate a Policy owner's share of a Sub-Account. Although it is no the same as a mutual fund share, it is similar.
================================================================================

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

When you allocate Net Premiums or transfer amounts to a Sub-Account, your Account Value is credited with Accumulation Units. Other transactions, such as withdrawals and payments of the Monthly Deduction and Monthly Expense Charge, will decrease the number of Accumulation Units. The number of Accumulation Units added to or subtracted from your Account Value is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. We use the following guidelines to determine the Valuation Date when we process the transaction:

      o If we receive your premium payment or transfer instructions in good order on a Valuation Date before the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time), we will process the transaction on that Valuation Date.
      o     If not, we will process the transaction on the next Valuation Date.

To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

      o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund
      o     Any dividend or distributions paid by the corresponding Fund
      o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account

================================================================================
*     Accumulation Unit Value

      The dollar value of an Accumulation Unit in a Sub-Account.

================================================================================

Supplement G to this Prospectus contains a description of the procedures we use to calculate the Accumulation Unit Value of a Sub-Account.

Fixed Account

The value of the Fixed Account is calculated daily and reflects the following transactions:

      o     Net Premiums allocated to the Fixed Account
      o     Withdrawals from the Fixed Account
      o     Transfers to and from the Fixed Account
      o     Interest credited to the Fixed Account
      o Charges assessed against the Fixed Account, such as the Monthly Deduction and Monthly Expense Charge

Supplement G to this Prospectus contains a description of the procedures we use to calculate the value in the Fixed Account.

                             PERFORMANCE INFORMATION

We may include performance information in advertisements, sales literature and reports to Policy owners or prospective owners.

We may report performance information in any manner permitted under applicable law. For example, we may report total returns and average annual total returns for the Funds and the Sub-Accounts or present performance information as a change in a hypothetical Policy owner's Account Value or Death Benefit. The performance information may cover various periods of time, including periods beginning with the start of operations of a Sub-Account or the Fund in which it invests. Performance information may not reflect the deduction of all charges applicable to a particular Policy. For example, performance information may not reflect the deduction of the cost of insurance charge because of the individual nature of this charge. If all charges applicable to a particular Policy were included, performance would be reduced.

You can request a personalized illustration that shows the performance of a hypothetical Policy. The illustration will be based on the hypothetical investment return that you request. The Net Cash Surrender Value provided in the illustration will assume all Fund charges and expenses, all Separate Account 1 charges and all Policy charges are deducted. The Account Value provided in the illustration will assume all charges except the Surrender Charge are deducted. Your Policy's actual investment performance may not be the same as the performance of the hypothetical Policy shown in the illustration. You should not consider any performance information to be an estimate or guarantee of future performance.

We may also compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Accounts published by nationally recognized ranking services or nationally recognized financial publications.

                                  VOTING RIGHTS

Because each Sub-Account invests in a corresponding Fund, Columbus Life is entitled to vote at any meeting of the Fund's shareholders. Columbus Life, on behalf of Separate Account 1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of the Policies who have invested in that Sub-Account.


If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. You will have voting rights corresponding to the number of Fund shares represented by the number of Accumulation Units attributable to your Policy.


We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received from Policy owners who provide instructions. If Columbus Life itself is entitled to vote at the shareholders meeting, it will vote its shares in the same manner.

We may not ask the Policy owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of the Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Policy owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

              COLUMBUS LIFE INSURANCE COMPANY & SEPARATE ACCOUNT 1

Columbus Life Insurance Company

Columbus Life Insurance Company (Columbus Life) is a stock life insurance company organized under the laws of the State of Ohio on September 8, 1986. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. Columbus Life issues insurance and annuity contracts and is located at 400 East Fourth Street, Cincinnati, Ohio 45202. Columbus Life is subject to supervision by the department of insurance of the various states in which it is licensed to transact business.

Investments allocated to the Fixed Account are held in Columbus Life's general account along with Columbus Life's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and Columbus Life's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the Securities and Exchange Commission has not reviewed the information in this Prospectus about the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain general provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Because of state insurance law requirements, Columbus Life maintains reserves to cover its obligations under the Policies. The assets of Separate Account 1 attributable to the Policies make up a part of these reserves. Although these reserves support the Policies, Policy owners have no ownership interest in these reserves and any excess reserves will be for the benefit of Columbus Life and not the Policy owners. The general account of Columbus Life is available to satisfy Columbus Life's obligations under the Policies.


Directors of Columbus Life. Columbus Life is managed by its Board of Directors, 3 of whom are also officers of Columbus Life or WSLIC. Each Director's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted. The following persons serve as directors of Columbus Life:


      Name                                Principal Occupation (Past 5 years)
      ----                                -----------------------------------


      William J. Williams                 Former Chairman of the Board of
                                          Columbus Life (1989-2002); Chairman of
                                          the Board of WSLIC and
                                          Western-Southern Life Assurance
                                          Company (WSLAC) 1989-2002.

      John F. Barrett                     Chairman of the Board of Columbus Life
                                          since 2002; Vice-Chairman of the Board
                                          of Columbus Life 1987-2002; Chief
                                          Executive Officer of WSLIC and WSLAC
                                          since 1994; President of WSLIC and
                                          WSLAC since 1989.

      Lawrence L. Grypp                   President and Chief Executive Officer
                                          of Columbus Life since 1999; President
                                          and Chief Executive Officer of Summit
                                          Financial Resources, Inc. 1998-1999.


      James N. Clark                      Executive Vice President and Secretary
                                          of WSLIC and WSLAC since 1997.


      Paul H. Amato                       Former President and Chief Executive
                                          Officer of Columbus Life. 6216
                                          Whileaway Drive, Loveland, Ohio 45140.

      Ralph E. Waldo                      Former President and Chief Executive
                                          Officer of Columbus Life. 3974
                                          Patricia Drive, Columbus, Ohio 43220.

Officers of Columbus Life (other than directors). The senior officers of Columbus Life, other than the directors named above, and the officers responsible for the variable life operations are described below. Each officer's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted.

Name                                 Principal Occupation (Past 5 years)
----                                 -----------------------------------


Clint D. Gibler                      Senior Vice President and Chief Information
                                     Officer of Columbus Life, WSLIC and WSLAC
                                     since 2000; Vice President of Technology of
                                     Columbus Life, WSLIC and WSLAC 1996-2000.
Noreen J. Hayes                      Senior Vice President since 2002.
Edward S. Heenan                     Senior Vice President of Columbus Life,
                                     WSLIC and WSLAC since 2002; Vice President
                                     of Columbus Life, WSLIC and WSLAC
                                     1987-2002; Comptroller of Columbus Life,
                                     WSLIC and WSLAC 1987-2001.
Nora E. Moushey                      Senior Vice President and Chief Actuary of
                                     Columbus Life, WSLIC and WSLAC since 1998.
James M. Teeters                     Senior Vice President, Administration of
                                     Columbus Life since 1991; Senior Vice
                                     President, Administration of WSLIC and
                                     WSLAC since 1998.
Robert L. Walker                     Senior Vice President and Chief Financial
                                     Officer of Columbus Life, WSLIC and WSLAC
                                     since 1998; Chief Financial Officer of
                                     National Data Corporation 1997-1998.
Mark A. Wilkerson                    Senior Vice President and Chief Marketing
                                     Officer of Columbus Life since 1990.
Donald J. Wuebbling                  Senior Vice President and Secretary of
                                     Columbus Life since 2002; Vice President
                                     and Secretary of Columbus Life 1987-2002;
                                     Senior Vice President and General Counsel
                                     of WSLIC and WSLAC since 1999; Vice
                                     President and General Counsel of WSLIC and
                                     WSLAC 1988-1999.
Thomas D. Holdridge                  Vice President of Columbus Life since 1980;
                                     Vice President of WSLIC and WSLAC since
                                     2001.
Bradley J. Hunkler                   Vice President and Comptroller of Columbus
                                     Life, WSLIC and WSLAC since 2001.
William F. Ledwin                    Vice President of Chief Investment Officer
                                     of Columbus Life since 1987; Senior Vice
                                     President and Chief Investment Officer of
                                     WSLIC and WSLAC since 1989; President of
                                     Fort Washington Investment Advisors, Inc.
                                     since 1990.
Mario J. San Marco                   Vice President of Columbus Life since 1992;
                                     Vice President of WSLIC and WSLAC since
                                     1988.
Donna N. Schenk                      Vice President of Columbus Life since 2000;
                                     Assistant Vice President, Agency
                                     Administration of Columbus Life 1997-2000.
James J. Vance                       Vice President and Treasurer of Columbus
                                     Life, WSLIC and WSLAC since 1999; Treasurer
                                     of Columbus Life, WSLIC and WSLAC
                                     1997-1999.
Charles W. Wood, Jr.                 Vice President of Sales and Marketing of
                                     Columbus Life since 1999; Vice President of
                                     Marketing Support of Columbus Life
                                     1998-1999.


The directors, officers and employees of Columbus Life and Touchstone Securities are bonded in the amount of $12,500,000 by a Financial Institutions Blanket Bond, for dishonest, fraudulent, or criminal acts, wherever committed, and whether committed alone or in collusion with others.

Separate Account 1

Columbus Life established Columbus Life Separate Account 1 (Separate Account 1) under Ohio law on September 10, 1998. Separate Account 1 is registered with the SEC as a unit investment trust. We may operate Separate Account 1 as a management investment company or any other form permitted by law. We may also deregister Separate Account 1 if registration with the SEC is no longer required.

Separate Account 1 currently offers 34 Sub-Account options to purchasers of the Policies. Separate Account 1 holds the investments allocated to the Sub-Accounts by the owners of the Policies. It may also hold assets for the benefit of owners of certain other variable universal life insurance policies that it issues. Separate Account 1 invests the assets of each Sub-Account in an underlying Fund. The investment objective of a Sub-Account and the underlying Fund in which it invests are identical.

We own Separate Account 1's assets but we separate Separate Account 1's assets from our general account assets and the assets of our other separate accounts. Liabilities from other businesses we conduct will not be charged to Separate Account 1's assets. We hold Separate Account 1's assets exclusively for the benefit of owners and beneficiaries of the Policies and any other variable life insurance policies supported by Separate Account 1. We are obligated to pay all benefits provided under the Policies.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of the Sub-Account without regard to the income, capital gains and capital losses of any other Sub-Account or Columbus Life.

                                SERVICE PROVIDERS

Distribution of the Policies


Touchstone Securities, Inc. is the sole distributor of the Policy. Touchstone Securities is a wholly-owned subsidiary of WSLAC, a wholly-owned subsidiary of WSLIC. Touchstone Securities is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD) and Securities Investor Protection Corporation (SIPC). The Policy will be sold by registered representatives of Touchstone Securities who are also licensed as insurance agents and appointed by Columbus Life. The Policy may be offered through other broker-dealers who have entered into agreements with Touchstone Securities.

Broker-dealers or registered representatives may be paid a commission of up to 110% of the initial target annual premium (annualized) of the Policy until that level of premiums has been paid. If more than the initial target annual premium is paid in the first year, Columbus Life pays an additional commission of up to 3% of all premiums in excess of the initial target annual premium. The amount of the initial target annual premium generally depends upon the Base Specified Amount of a Policy. Each year thereafter, Columbus Life pays a commission of 4.5% or less on all premiums paid on a Policy. Each year Columbus Life also pays a service fee of 0.25% or less of the Account Value, less any Indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.

Service Providers to the Funds

The key service providers to each family of Funds in which the Sub-Accounts invest are indicated below:


------------------------------------------------------------------------------------------------------------------------
                                     Deutsche Asset Management VIT Funds (Deutsche)

            Advisor                                 Custodian                                Distributor
            -------                                 ---------                                -----------
Deutsche Asset Management, Inc.            Bankers Trust Company                     Provident Distributors, Inc.
130 Liberty Street                         130 Liberty Street                        Four Falls Corporate Center
New York, NY 10006                         New York, NY 10006                        West Conshohocken, PA 19428

            Fidelity(R) Variable Insurance Products Funds (Fidelity)

            Advisor                                 Custodian                                Distributor
            -------                                 ---------                                -----------
Fidelity Management & Research Company     The Bank of New York                      Fidelity Distributors Corporation
82 Devonshire Street                       110 Washington Street                     82 Devonshire Street
Boston, MA 02109                           New York, NY 10006                        Boston, MA 02109

                                           The Chase Manhattan Bank
                                           1 Chase Manhattan Plaza
                                           New York, NY 10006

                                           Brown Brothers Harriman & Co.
                                           40 Water Street
                                           Boston, MA 02109

                                               Janus Aspen Series (Janus)

            Advisor                                 Custodian                                Distributor
            -------                                 ---------                                -----------
Janus Capital Management LLC               State Street Bank and Trust Company       Janus Distributors LLC
100 Fillmore Street                        P.O. Box 0351                             100 Fillmore Street
Denver, CO 80206-4928                      Boston, MA 02117                          Denver, CO 80206-4928

                                            The Legends Fund, Inc. (Legends)

            Advisor                                 Custodian                                Distributor
            -------                                 ---------                                -----------
Touchstone Advisors, Inc.                  State Street KC                           Touchstone Securities, Inc.
221 East Fourth Street, Suite 300          801 Pennsylvania                          221 East Fourth Street, Suite 300
Cincinnati, OH 45202                       Kansas City, MO 64105                     Cincinnati, OH 45202

                                        MFS(R) Variable Insurance Trust(SM) (MFS)

            Advisor                                 Custodian                                Distributor
            -------                                 ---------                                -----------
Massachusetts Financial Services Company   State Street Bank and Trust Company       MFS Fund Distributors, Inc.
500 Boyleston Street                       225 Franklin Street                       500 Boyleston Street
Boston, MA 02116                           Boston, MA 02110                          Boston, MA 02116

                                          Oppenheimer Variable Account Funds &
                                 Oppenheimer's Panorama Series Fund, Inc. (Oppenheimer)

            Advisor                                 Custodian                                Distributor
            -------                                 ---------                                -----------
OppenheimerFunds, Inc.                     The Bank of New York                      OppenheimerFunds Distributor, Inc.
498 Seventh Avenue, 10th Floor             90 Washington Street                      P.O. Box 5270
New York, NY 10018                         New York, NY 10006                        Denver, CO 80217

                                      Touchstone Variable Series Trust (Touchstone)

            Advisor                                 Custodian                                Distributor
            -------                                 ---------                                -----------
Touchstone Advisors, Inc.                  Investors Bank & Trust Company            Touchstone Securities, Inc.
221 East Fourth Street, Suite 300          200 Clarendon Street                      221 East Fourth Street, Suite 300
Cincinnati, OH 45202                       Boston, MA 02116                          Cincinnati, OH 45202

--------------------------------------------------------------------------------

                                   TAX MATTERS


The following is a summary discussion of certain federal tax matters that apply to your Policy. The following discussion does not purport to be complete or to cover all situations. The discussion is general in nature, and it should not be considered tax advice. You should consult counsel and other competent advisors for more complete information.

The individual situation of each Policy owner or beneficiary will determine how ownership or receipt of the Policy's proceeds will be treated for purposes of federal estate tax, state inheritance tax and other taxes. Other than the very general overview of the effect of federal estate taxes on the Policy that is contained in the following discussion, the effect of federal estate tax, state inheritance tax and other taxes is generally not discussed herein.

The following discussion is based on federal income tax law and interpretations in effect as of the date of this Prospectus and is subject to later changes in such tax law or interpretations. Except as is otherwise expressly noted below, this discussion assumes that you are the Policy owner and that you are a natural person who is a U.S. citizen and resident. The tax effects on an owner who is not a natural person, U.S. citizen or U.S. resident may be different than the effects discussed herein.

General

Your Policy will be treated as "life insurance" for federal income tax purposes
(a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), and (b) for as long as the investments made by the mutual funds available for investment under the Policy satisfy certain investment diversification requirements under Code Section 817(h). We believe that the Policy will meet the statutory definition of life insurance. As a result, the death benefit payable under the Policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the Policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the Insured's death. However, if the Policy is transferred for valuable consideration, then a portion of the death benefit payable under the Policy may be includable in the beneficiary's gross income.

Your Policy will generally be considered under the Code to be a "modified endowment contract" if the Policy meets the requirements of Code Section 7702 but fails the "7-pay test" of Code Section 7702A. A life insurance policy will be classified as a modified endowment contract if premiums are paid more rapidly than allowed by the "7-pay test." The "7-pay test" compares the actual premium paid in the first 7 Policy Years against a pre-determined premium amount as set forth in Code Section 7702A. In addition, if your Policy is issued in exchange for a modified endowment contract, it will be considered a modified endowment contract. Further, if there is a material change to your Policy, like a change in the Policy's death benefit, your Policy may be subjected to a new 7-pay test over a new 7-year period to determine whether the change has caused the Policy to become a modified endowment contract.

If your Policy is a modified endowment contract, pre-death distributions will receive different tax treatment than distributions from a Policy that is not a modified endowment contract.

Pre-Death Distributions

In general, distributions from a life insurance policy, that is not considered a modified endowment contract, during the Insured's lifetime are treated as nontaxable return of premium, to the extent of premiums previously paid. Aggregate amounts distributed in excess of aggregate premiums paid are generally taxed as ordinary income.


With regard to a loan from a life insurance policy that is not considered a modified endowment contract, proceeds from such a loan will generally not be treated as a taxable distribution. However, in the event a loan is outstanding at the time the Policy is surrendered or lapses, the amount of the outstanding loan balance is treated as a distribution to you, as Policy owner, and all or part of such distribution may be treated as ordinary income.

If your Policy is a modified endowment contract, the Internal Revenue Code provides special rules for the income taxation of pre-death distributions, including surrenders, loans, collateral assignments and other amounts distributed. Under the Internal Revenue Code, any distribution from the Policy during the Insured's lifetime will generally be taxable to the extent the cash value of the Policy exceeds, at the time of the distribution, the premiums paid into the Policy. In addition, a 10% penalty tax will apply to the taxable portion of such distributions unless you are over the age of 59 1/2, disabled (as defined under the Code), or the distribution is part of a series of substantially equal periodic payments for your life
(or life expectancy) or the joint lives (or joint life expectancies) of you and a beneficiary under the Policy.

If your Policy is not a modified endowment contract, Code Section 7702 places certain restrictions on the amount of premium payments that may be made and the Policy's contract value that can accumulate relative to the death benefit. Where cash distributions are made during the first 15 Policy Years of your Policy which cause a reduction in death benefits, some or all of such distributions may be includible in income pursuant to Code Section 7702(f)(7). You, as Policy owner, should carefully consider the consequences of initiating any changes in the terms of the Policy.

Amounts received under an accelerated death benefit rider may be excludable from gross income under Section 101(g) in some circumstances, but such amounts are not always excludable. In addition, we reserve the right to modify the accelerated death benefit rider as we deem necessary in order to comply with changes in federal tax law and to preserve the status of your policy as a life insurance contract. You should consult a qualified tax advisor regarding the possible consequences of receiving an accelerated death benefit.

Diversification

As has been noted before, your Policy will be treated as "life insurance" for federal income tax purposes only if, among other things, the investments made by the mutual funds available for investment under the Policy satisfy certain investment diversification requirements under Code Section 817(h).

The U.S. Secretary of the Treasury has issued regulations that implement the investment diversification requirements of Code Section 817(h). If there is a failure to comply with these regulations, your Policy will be disqualified as a life insurance policy under Code Section 7702 and you will be subject to federal income tax on the income under the Policy for the period of disqualification and for subsequent periods, unless the failure was inadvertent, is corrected, and you, as Policy owner or the issuer pays an amount to the IRS. Separate Account 1, through the Funds, therefore intends to comply with these requirements.

In connection with the issuance of then temporary regulations, the U.S. Secretary of the Treasury has stated that it anticipated the issuance of guidelines that could describe certain circumstances in which your ability as the owner of your Policy to direct your investments under the Policy to particular sub-accounts within Separate Account 1 would cause you, rather than Columbus Life, to be treated as the owner of the assets of Separate Account 1. If you were considered the owner of the assets of Separate Account 1, income and gains from Separate Account 1 would be included in your income for federal income tax purposes. Columbus Life thus reserves the right to amend the Policy in any way necessary to avoid any such result.


As of the date of this Prospectus, however, no such guidelines have been issued, although the U.S. Secretary of the Treasury has informally suggested that any such guidelines could limit the number of investment funds or frequency of transfers among such funds. If issued, these guidelines may be applied retroactively.

Estate and Generation Skipping Taxes

Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, under the law in effect on the date of this Prospectus, in 2002, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes to the extent your estate is to be distributed to your surviving spouse.

If you are the Insured under the Policy, generally the death benefit under the Policy will be includible in your estate for purposes of federal estate tax if:
(1) the proceeds were payable to or for the benefit of your estate; (2) you held any "incident of ownership" in the policy at death or at any time within three years of death. . In addition, if you are not the Insured under the Policy, and you die before the Insured, the value of your Policy, as determined under U.S. Secretary of Treasury regulations, is includible in your estate for federal estate tax purposes.

If you as Policy owner transfer ownership of the Policy to another person, such transfer may be subject to federal gift tax. In addition, if you as Policy owner transfer ownership to a person two or more generations younger than you, the transfer may be subject to generation-skipping transfer tax. The generation-skipping transfer tax provisions generally apply to transfers that would be subject to the gift and estate tax rules.

Under the law in effect as of the date of this Prospectus, the generation-skipping transfer tax rate is equal to the maximum estate tax rate (currently 50%) and there is a provision for a lifetime exemption amount of $1,100,000 for 2002. Due to the complexity of these rules and the changes made in the federal estate, gift and generation-skipping tax laws under the Economic Growth and Tax Relief Reconciliation Act of 2001, you, as Policy owner, should consult with counsel and other competent advisors regarding such taxes.

Corporate and Qualified Retirement Plan Ownership

There are special tax issues for corporate and qualified retirement plan owners:

      o If the Policy is purchased by a trust or other entity that forms part of a qualified retirement plan that is qualified as a tax-favored plan under Code Section 401(a) for the benefit of participants covered under the plan, special tax treatment will apply to the Policy.
      o Using your Policy to fund deferred compensation arrangements for employees has special tax consequences.
      o Corporate ownership of the Policy may affect your liability under the alternative minimum tax.

You should consult with counsel and other competent advisors regarding these matters.

Withholding

Payments received by you from your Policy (other than the payment of a tax-free death benefit under the Policy) are generally subject to federal income tax withholding, except that you are generally permitted to elect not to have federal income taxes withheld from such payments if you notify us in a timely manner that you are making this election (and meet certain reporting requirements as to such election). A distribution from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived) if no taxpayer identification number is provided to Columbus Life or if the IRS notifies Columbus Life that back-up withholding is required. The mandatory back-up withholding rate is currently 31% of the income that is distributed.

Taxation of Columbus Life

Columbus Life is taxed as a life insurance company under federal income tax laws. Columbus Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to Separate Account 1. If, in the future, Columbus Life determines that Separate Account 1 may incur federal income taxes, then it may assess a charge against the Sub-Accounts for those taxes. Any charge will reduce your Policy's Account Value. We may have to pay state, local or other taxes in addition to premium taxes. At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to Separate Account 1 or allocable to your Policy.

In addition, certain funds in which the Sub-Accounts are invested may elect to pass through to Columbus Life taxes withheld by foreign taxing jurisdictions of foreign source income. Such an election may result in additional taxable income and income tax to Columbus Life, which could result in charges being made for such taxes. The amount of the additional income tax, however, may be more than offset by credits for the foreign taxes withheld that are also passed through. These credits may provide a benefit to Columbus Life.

                            OTHER GENERAL INFORMATION

Legal Matters


Columbus Life and its affiliates are or may become involved in various legal actions in the normal course of business. Although there can be no assurances, as of the date of this Prospectus, Columbus Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Columbus Life. As of the date of this Prospectus, neither Columbus Life, Separate Account 1, nor Touchstone Securities, Inc., is involved in any legal or administrative proceedings that are material to the Policies.

The validity of the interests under the Contracts offered hereby has been passed upon by Counsel of Columbus Life.


Experts


The financial statements of Columbus Life Insurance Company Separate Account 1 at December 31, 2001, and for the periods then ended, and Columbus Life Insurance Company at December 31, 2001 and 2000, and for the years then ended, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Actuarial matters in the Prospectus have been examined by Mr. David M. Burridge, FSA, MAAA, as stated in his opinion filed as an exhibit to the registration statement.


Financial Statements

This Prospectus contains financial statements for Separate Account 1 and financial statements of Columbus Life. The financial statements of Columbus Life included in this Prospectus are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the Policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

                                  SUPPLEMENT A
                              POLICY ILLUSTRATIONS

The following tables illustrate how the Death Benefits, Account Values and Net Cash Surrender Values of a Policy may vary over an extended period of time at certain ages, assuming hypothetical gross rates of investment return for the investment options equivalent to constant gross annual rates of 0% and 10%.

The hypothetical rates of investment return are for purposes of illustration only and should not be deemed a representation of past or future rates of investment return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by a Policy owner. Also, values would be different from those shown if the gross annual investment returns averaged 0% and 10% over a period of years but fluctuated above and below those averages for individual Policy Years.


The tables assume that the Sub-Accounts are subject to a daily charge for Fund advisory fees and operating expenses equivalent to an annual rate of 0.94% of the average daily net assets. This annual expense ratio is based on the average of the expense ratios of each available Fund underlying the Sub-Accounts for the last fiscal year (annualized for Funds beginning operations in 2001) and takes into account current expense caps or expense reimbursement arrangements. The fees and expenses of each underlying Fund vary, and the total fees and expenses used in the above calculation ranged from an annual rate of 0.28% to an annual rate of 1.55% of average daily net assets. For more information on the investment option expenses, see the "Policy at a Glance" at the beginning of the Prospectus.

The hypothetical gross annual rates of investment return of 0% and 10%, when adjusted for the above daily charges, result in the following net effective annual rates of return: -0.94% and 8.97%, respectively.


The tables reflect the deduction of all applicable Policy charges and deductions described in the Prospectus for the hypothetical Insured. The Net Cash Surrender Values illustrated in the tables also reflect the deduction of applicable Surrender Charges. The current Policy charges and deductions and the higher guaranteed maximum Policy charges and deductions Columbus Life may charge are reflected in separate tables on each of the following pages. The amounts shown are at the end of each Policy Year.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account 1 since Columbus Life is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0% or 10% by an amount sufficient to cover tax charges in order to produce the Death Benefits, Account Values and Net Cash Surrender Values illustrated.


The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Sub-Accounts, if no Policy loans have been made and if death benefit Option 1 has been selected. The tables are also based on the assumptions that the Policy owner has not requested an increase or a decrease in Specified Amount, that no withdrawals or transfers have been made and that the Policy owner did not purchase the Additional Life Rider or any other rider.


Investor Alert

      o Upon request, Columbus Life will provide you with a comparable illustration based upon the proposed Insured's age, gender and premium class, the Specified Amount or premium requested, and the proposed frequency of premium payments.

                Columbus Life Insurance Company--Illustration #1

--------------------------------------------------------------------------------
Designed for Sample Pinnacle                        $100,000.00 Specified Amount
Male Issue Age 35                                         Death Benefit Option 1
--------------------------------------------------------------------------------
Preferred - TNU                                           $850.00 Annual Premium
--------------------------------------------------------------------------------

Flexible Premium           The Policy is a flexible premium product because you
Variable Universal         can change the amount and frequency of your premium
Life Insurance             payments within limits. It is variable life insurance
                           because your Policy values may vary with the performance of the Policy's Sub-Accounts.

Underwriting Class:        The cost of insurance for this illustration is based
Male Preferred Tobacco     on the assumption the Policy is issued with the
Non-User                   underwriting class listed at the left. Actual cost of
                           insurance will depend on the outcome of the underwriting process and may vary from what is shown on the illustration.

Death Benefit Option       You may select from two options. Option 1 provides an
                           initial Death Benefit equal to the Specified Amount.
                           Option 2 provides an initial Death Benefit equal to the Specified Amount plus the Account Value.

Initial Specified          The Specified Amount assumed at issue is shown on the
Amount $100,000            left. The actual amount payable at death will depend
                           on the death benefit option and may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the death benefit. The Death
                           Benefits are illustrated as of the end of each Policy year.

Initial Planned Premium    The planned premiums, including lump-sum premiums,
Outlay $850.00 Annual      are shown in the yearly detail of this illustration.
                           Values will be different if premiums are paid with a different frequency or in different amounts. This illustration assumes that 100% of the premiums are allocated to the Sub-Accounts.

Minimum Annual             Paying the Five-Year No-Lapse Guarantee premium will
Premium for Five-Year      keep the Policy in force for five years even if the
No-Lapse Guarantee         Net Cash Surrender Value of the Policy is less than
$525.00                    the next Monthly Deduction and Monthly Expense
                           Charge, and regardless of investment performance. At least 1/12 of this minimum premium must be paid in order to place the Policy in force.

                Columbus Life Insurance Company--Illustration #1

--------------------------------------------------------------------------------
Designed for Sample Pinnacle                        $100,000.00 Specified Amount
Male Issue Age 35                                         Death Benefit Option 1
--------------------------------------------------------------------------------
Preferred - TNU                                           $850.00 Annual Premium
--------------------------------------------------------------------------------


Non-Guaranteed             The current cost of insurance rates and charges are
Elements of the            subject to change, but they are guaranteed to be no
Policy                     higher than the maximums stated in the Policy and
                           Prospectus. Account values will differ from those assumed. The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the Sub-Accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum Account Value is guaranteed for amounts allocated to the Sub-Accounts.
                           If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the Policy will perform exactly as illustrated.
                           Fluctuations in actual earnings will not give the same accumulated result as a constant earnings rate.
                           Current premium taxes are based on Ohio rates.


Extended Maturity          If the Policy is still in force on the Policy
                           Anniversary after the Insured's 100th birthday, the Death Benefit will continue. All accounts will be transferred to the Fixed Account, where it will begin earning interest at the Fixed Account's then current rate. Also, the interest rate credited to your Loan
                           Account will be increased to equal the interest rate charged against any Policy loans. After that time, no further premiums may be paid, no costs or charges will be deducted, no further loans will be permitted, no further transfers will be permitted and your Death
                           Benefit will be revised to equal your Net Cash
                           Surrender Value. If your Policy has been modified by an Extended Maturity Benefit Rider, the death benefit after age 100 may equal an amount other than the Net
                           Cash Surrender Value.

                Columbus Life Insurance Company--Illustration #1

--------------------------------------------------------------------------------
Designed for Sample Pinnacle                        $100,000.00 Specified Amount
Male Issue Age 35                                         Death Benefit Option 1
--------------------------------------------------------------------------------
Preferred - TNU                                           $850.00 Annual Premium
--------------------------------------------------------------------------------


                                                                  Current Charges
                                           10.00% Gross (8.97% Net)                 0.00% Gross (-0.94% Net)
                                   -----------------------------------------------------------------------------
                                         Hypothetical Rate of Return              Hypothetical Rate of Return
                                   -----------------------------------------------------------------------------
           End                                     Net Cash                                Net Cash
           of      Premium          Account        Surrender        Death       Account    Surrender      Death
 Age       Yr       Outlay           Value           Value         Benefit       Value       Value       Benefit
----------------------------------------------------------------------------------------------------------------
  36       1        850.00             585               0         100,000         521           0       100,000
  37       2        850.00           1,206             441         100,000       1,023         258       100,000
  38       3        850.00           1,877           1,112         100,000       1,514         749       100,000
  39       4        850.00           2,599           1,834         100,000       1,995       1,230       100,000
  40       5        850.00           3,377           2,612         100,000       2,463       1,698       100,000

  41       6        850.00           4,213           3,550         100,000       2,917       2,254       100,000
  42       7        850.00           5,110           4,549         100,000       3,357       2,796       100,000
  43       8        850.00           6,071           5,612         100,000       3,780       3,321       100,000
  44       9        850.00           7,099           6,742         100,000       4,182       3,825       100,000
  45       10       850.00           8,203           7,948         100,000       4,570       4,315       100,000

  46       11       850.00           9,385           9,257         100,000       4,936       4,808       100,000
  47       12       850.00          10,653          10,653         100,000       5,284       5,284       100,000
  48       13       850.00          12,116          12,116         100,000       5,709       5,709       100,000
  49       14       850.00          13,690          13,690         100,000       6,113       6,113       100,000
  50       15       850.00          15,383          15,383         100,000       6,499       6,499       100,000

  51       16       850.00          17,208          17,208         100,000       6,866       6,866       100,000
  52       17       850.00          19,178          19,178         100,000       7,217       7,217       100,000
  53       18       850.00          21,307          21,307         100,000       7,555       7,555       100,000
  54       19       850.00          23,610          23,610         100,000       7,879       7,879       100,000
  55       20       850.00          26,105          26,105         100,000       8,193       8,193       100,000

  56       21       850.00          28,815          28,815         100,000       8,497       8,497       100,000
  57       22       850.00          31,746          31,746         100,000       8,775       8,775       100,000
  58       23       850.00          34,918          34,918         100,000       9,026       9,026       100,000
  59       24       850.00          38,351          38,351         100,000       9,248       9,248       100,000
  60       25       850.00          42,071          42,071         100,000       9,437       9,437       100,000

  61       26       850.00          46,103          46,103         100,000       9,594       9,594       100,000
  62       27       850.00          50,469          50,469         100,000       9,704       9,704       100,000
  63       28       850.00          55,211          55,211         100,000       9,764       9,764       100,000
  64       29       850.00          60,370          60,370         100,000       9,769       9,769       100,000
  65       30       850.00          65,990          65,990         100,000       9,714       9,714       100,000

  66       31       850.00          72,120          72,120         100,000       9,595       9,595       100,000
  67       32       850.00          78,818          78,818         100,000       9,405       9,405       100,000
  68       33       850.00          86,145          86,145         101,651       9,135       9,135       100,000
  69       34       850.00          94,121          94,121         110,121       8,777       8,777       100,000
  70       35       850.00         102,773         102,773         119,216       8,323       8,323       100,000

                                                                  Current Charges
                                           10.00% Gross (8.97% Net)                 0.00% Gross (-0.94% Net)
                                   -----------------------------------------------------------------------------
                                         Hypothetical Rate of Return              Hypothetical Rate of Return
                                   -----------------------------------------------------------------------------
           End                                     Net Cash                                Net Cash
           of      Premium          Account        Surrender        Death       Account    Surrender      Death
 Age       Yr       Outlay           Value           Value         Benefit       Value       Value       Benefit
----------------------------------------------------------------------------------------------------------------
  71       36       850.00         112,158         112,158         128,982       7,762       7,762       100,000
  72       37       850.00         122,357         122,357         138,263       7,085       7,085       100,000
  73       38       850.00         133,445         133,445         148,124       6,280       6,280       100,000
  74       39       850.00         145,509         145,509         158,605       5,332       5,332       100,000
  75       40       850.00         158,646         158,646         169,751       4,224       4,224       100,000

  76       41       850.00         172,962         172,962         181,610       2,932       2,932       100,000
  77       42       850.00         188,496         188,496         197,921       1,404       1,404       100,000
  78       43       850.00         205,345         205,345         215,612           0           0             0
  79       44       850.00         223,615         223,615         234,795
  80       45       850.00         243,419         243,419         255,590

  81       46       850.00         264,885         264,885         278,129
  82       47       850.00         288,159         288,159         302,566
  83       48       850.00         313,384         313,384         329,053
  84       49       850.00         340,713         340,713         357,749
  85       50       850.00         370,304         370,304         388,819

  86       51       850.00         402,324         402,324         422,440
  87       52       850.00         436,950         436,950         458,798
  88       53       850.00         474,369         474,369         498,088
  89       54       850.00         514,775         514,775         540,514
  90       55       850.00         558,375         558,375         586,294

  91       56       850.00         605,388         605,388         635,657
  92       57       850.00         656,740         656,740         683,010
  93       58       850.00         712,987         712,987         734,376
  94       59       850.00         774,782         774,782         790,277
  95       60       850.00         842,902         842,902         851,331

  96       61       850.00         917,936         917,936         917,936
  97       62       850.00         999,620         999,620         999,620
  98       63       850.00       1,088,543       1,088,543       1,088,543
  99       64       850.00       1,185,346       1,185,346       1,185,346
 100       65       850.00       1,290,728       1,290,728       1,290,728

Net investment return percentages shown at the top of the table are calculated as the hypothetical gross investment return less a hypothetical daily charge for Fund Expenses as shown in the Prospectus. The amounts shown in the columns labeled Account Value, Net Cash Surrender Value and Death Benefit reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #1

--------------------------------------------------------------------------------
Designed for Sample Pinnacle                        $100,000.00 Specified Amount
Male Issue Age 35                                         Death Benefit Option 1
--------------------------------------------------------------------------------
Preferred - TNU                                           $850.00 Annual Premium
--------------------------------------------------------------------------------


                                                                    Maximum Charges
                                           10.00% Gross (8.97% Net)                 0.00% Gross (-0.94% Net)
                                   -----------------------------------------------------------------------------
                                         Hypothetical Rate of Return              Hypothetical Rate of Return
                                   -----------------------------------------------------------------------------
           End                                     Net Cash                                Net Cash
           of      Premium          Account        Surrender        Death       Account    Surrender      Death
 Age       Yr       Outlay           Value           Value         Benefit       Value       Value       Benefit
----------------------------------------------------------------------------------------------------------------
  36       1        850.00             464               0         100,000         407           0       100,000
  37       2        850.00             957             192         100,000         799          34       100,000
  38       3        850.00           1,477             712         100,000       1,173         408       100,000
  39       4        850.00           2,027           1,262         100,000       1,527         762       100,000
  40       5        850.00           2,608           1,843         100,000       1,863       1,098       100,000

  41       6        850.00           3,220           2,557         100,000       2,176       1,513       100,000
  42       7        850.00           3,864           3,303         100,000       2,468       1,907       100,000
  43       8        850.00           4,543           4,084         100,000       2,736       2,277       100,000
  44       9        850.00           5,257           4,900         100,000       2,980       2,623       100,000
  45       10       850.00           6,007           5,752         100,000       3,198       2,943       100,000

  46       11       850.00           6,795           6,668         100,000       3,388       3,261       100,000
  47       12       850.00           7,622           7,622         100,000       3,549       3,549       100,000
  48       13       850.00           8,592           8,592         100,000       3,775       3,775       100,000
  49       14       850.00           9,613           9,613         100,000       3,965       3,965       100,000
  50       15       850.00          10,686          10,686         100,000       4,120       4,120       100,000

  51       16       850.00          11,813          11,813         100,000       4,233       4,233       100,000
  52       17       850.00          12,993          12,993         100,000       4,300       4,300       100,000
  53       18       850.00          14,225          14,225         100,000       4,314       4,314       100,000
  54       19       850.00          15,510          15,510         100,000       4,270       4,270       100,000
  55       20       850.00          16,845          16,845         100,000       4,160       4,160       100,000

  56       21       850.00          18,232          18,232         100,000       3,978       3,978       100,000
  57       22       850.00          19,671          19,671         100,000       3,718       3,718       100,000
  58       23       850.00          21,164          21,164         100,000       3,374       3,374       100,000
  59       24       850.00          22,711          22,711         100,000       2,937       2,937       100,000
  60       25       850.00          24,311          24,311         100,000       2,395       2,395       100,000

  61       26       850.00          25,964          25,964         100,000       1,735       1,735       100,000
  62       27       850.00          27,670          27,670         100,000         941         941       100,000
  63       28       850.00          29,424          29,424         100,000           0           0             0
  64       29       850.00          31,221          31,221         100,000
  65       30       850.00          33,057          33,057         100,000

  66       31       850.00          34,931          34,931         100,000
  67       32       850.00          36,843          36,843         100,000
  68       33       850.00          38,795          38,795         100,000
  69       34       850.00          40,787          40,787         100,000
  70       35       850.00          42,817          42,817         100,000



                                                                    Maximum Charges
                                           10.00% Gross (8.97% Net)                 0.00% Gross (-0.94% Net)
                                   -----------------------------------------------------------------------------
                                         Hypothetical Rate of Return              Hypothetical Rate of Return
                                   -----------------------------------------------------------------------------
           End                                     Net Cash                                Net Cash
           of      Premium          Account        Surrender        Death       Account    Surrender      Death
 Age       Yr       Outlay           Value           Value         Benefit       Value       Value       Benefit
----------------------------------------------------------------------------------------------------------------
  71       36       850.00          44,878          44,878         100,000
  72       37       850.00          46,958          46,958         100,000
  73       38       850.00          49,044          49,044         100,000
  74       39       850.00          51,122          51,122         100,000
  75       40       850.00          53,191          53,191         100,000

  76       41       850.00          55,255          55,255         100,000
  77       42       850.00          57,323          57,323         100,000
  78       43       850.00          59,408          59,408         100,000
  79       44       850.00          61,531          61,531         100,000
  80       45       850.00          63,705          63,705         100,000

  81       46       850.00          65,945          65,945         100,000
  82       47       850.00          68,265          68,265         100,000
  83       48       850.00          70,686          70,686         100,000
  84       49       850.00          73,251          73,251         100,000
  85       50       850.00          76,038          76,038         100,000

  86       51       850.00          79,172          79,172         100,000
  87       52       850.00          82,850          82,850         100,000
  88       53       850.00          87,366          87,366         100,000
  89       54       850.00          93,170          93,170         100,000
  90       55       850.00         100,465         100,465         105,489

  91       56       850.00         108,247         108,247         113,660
  92       57       850.00         116,799         116,799         121,471
  93       58       850.00         126,255         126,255         130,043
  94       59       850.00         136,779         136,779         139,515
  95       60       850.00         148,586         148,586         150,072

  96       61       850.00         161,823         161,823         161,823
  97       62       850.00         176,189         176,189         176,189
  98       63       850.00         191,781         191,781         191,781
  99       64       850.00         208,705         208,705         208,705
 100       65       850.00         227,072         227,072         227,072

Net investment return percentages shown at the top of the table are calculated as the hypothetical gross investment return less a hypothetical daily charge for Fund Expenses as shown in the Prospectus. The amounts shown in the columns labeled Account Value, Net Cash Surrender Value and Death Benefit reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #2

--------------------------------------------------------------------------------
Designed for Sample Pinnacle                        $100,000.00 Specified Amount
Male Issue Age 55                                         Death Benefit Option 1
--------------------------------------------------------------------------------
Preferred - TNU                                         $2,400.00 Annual Premium
--------------------------------------------------------------------------------

Flexible Premium           The Policy is a flexible premium product because you
Variable Universal Life    can change the amount and frequency of your premium
Insurance                  payments within limits. It is variable life insurance
                           because your Policy values may vary with the performance of the Policy's Sub-Accounts.

Underwriting Class:        The cost of insurance for this illustration is based
Male Preferred Tobacco     on the assumption the Policy is issued with the
Non-User                   underwriting class listed at the left. Actual cost of
                           insurance will depend on the outcome of the underwriting process and may vary from what is shown on the illustration.

Death Benefit Option       You may select from two options. Option 1 provides an
                           initial Death Benefit equal to the Specified Amount.
                           Option 2 provides an initial Death Benefit equal to the Specified Amount plus the Account Value.

Initial Specified          The Specified Amount assumed at issue is shown on the
Amount $100,000            left. The actual amount payable at death will depend
                           on the death benefit option and may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the death benefit. The Death
                           Benefits are illustrated as of the end of each Policy year.

Initial Planned Premium    The planned premiums, including lump-sum premiums,
Outlay $2,400.00 Annual    are shown in the yearly detail of this illustration.
                           Values will be different if premiums are paid with a different frequency or in different amounts. This illustration assumes that 100% of the premiums are allocated to the Sub-Accounts.

Minimum Annual             Paying the Five-Year No-Lapse Guarantee premium will
Premium for Five-Year      keep the Policy in force for five years even if the
No-Lapse Guarantee         Net Cash Surrender Value of the Policy is less than
$1,221.00                  the next Monthly Deduction and Monthly Expense
                           Charge, and regardless of investment performance. At least 1/12 of this minimum premium must be paid in order to place the Policy in force.

                Columbus Life Insurance Company--Illustration #2

--------------------------------------------------------------------------------
Designed for Sample Pinnacle                        $100,000.00 Specified Amount
Male Issue Age 55                                         Death Benefit Option 1
--------------------------------------------------------------------------------
Preferred - TNU                                         $2,400.00 Annual Premium
--------------------------------------------------------------------------------


Non-Guaranteed             The current cost of insurance rates and charges are
Elements of the Policy     subject to change, but they are guaranteed to be no
                           higher than the maximums stated in the Policy and Prospectus. Account values will differ from those assumed. The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the Sub-Accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum Account Value is guaranteed for amounts allocated to the Sub-Accounts.
                           If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the Policy will perform exactly as illustrated.
                           Fluctuations in actual earnings will not give the same accumulated result as a constant earnings rate.
                           Current premium taxes are based on Ohio rates.


Extended Maturity          If the Policy is still in force on the Policy
                           Anniversary after the Insured's 100th birthday, the Death Benefit will continue. All accounts will be transferred to the Fixed Account, where it will begin earning interest at the Fixed Account's then current rate. Also, the interest rate credited to your Loan
                           Account will be increased to equal the interest rate charged against any Policy loans. After that time, no further premiums may be paid, no costs or charges will be deducted, no further loans will be permitted, no further transfers will be permitted and your Death
                           Benefit will be revised to equal your Net Cash
                           Surrender Value. If your Policy has been modified by an Extended Maturity Benefit Rider, the death benefit after age 100 may equal an amount other than the Net
                           Cash Surrender Value.

                Columbus Life Insurance Company--Illustration #2

--------------------------------------------------------------------------------
Designed for Sample Pinnacle                        $100,000.00 Specified Amount
Male Issue Age 55                                         Death Benefit Option 1
--------------------------------------------------------------------------------
Preferred - TNU                                         $2,400.00 Annual Premium
--------------------------------------------------------------------------------


                                                                  Current Charges
                                           10.00% Gross (8.97% Net)              0.00% Gross (-0.94% Net)
                                   -----------------------------------------------------------------------------
                                         Hypothetical Rate of Return            Hypothetical Rate of Return
                                   -----------------------------------------------------------------------------
           End                                   Net Cash                                Net Cash
           of       Premium         Account     Surrender       Death       Account     Surrender       Death
 Age       Yr        Outlay          Value        Value        Benefit       Value        Value        Benefit
----------------------------------------------------------------------------------------------------------------
  56       1        2,400.00         1,884             0       100,000        1,692            0       100,000
  57       2        2,400.00         3,879         1,719       100,000        3,314        1,154       100,000
  58       3        2,400.00         6,002         3,842       100,000        4,874        2,714       100,000
  59       4        2,400.00         8,281         6,121       100,000        6,390        4,230       100,000
  60       5        2,400.00        10,706         8,546       100,000        7,836        5,676       100,000

  61       6        2,400.00        13,304        11,432       100,000        9,229        7,357       100,000
  62       7        2,400.00        16,089        14,505       100,000       10,566        8,982       100,000
  63       8        2,400.00        19,084        17,788       100,000       11,855       10,559       100,000
  64       9        2,400.00        22,302        21,294       100,000       13,086       12,078       100,000
  65       10       2,400.00        25,759        25,039       100,000       14,256       13,536       100,000

  66       11       2,400.00        29,452        29,092       100,000       15,335       14,975       100,000
  67       12       2,400.00        33,417        33,417       100,000       16,331       16,331       100,000
  68       13       2,400.00        38,010        38,010       100,000       17,529       17,529       100,000
  69       14       2,400.00        43,000        43,000       100,000       18,668       18,668       100,000
  70       15       2,400.00        48,424        48,424       100,000       19,741       19,741       100,000

  71       16       2,400.00        54,254        54,254       100,000       20,621       20,621       100,000
  72       17       2,400.00        60,618        60,618       100,000       21,397       21,397       100,000
  73       18       2,400.00        67,585        67,585       100,000       22,063       22,063       100,000
  74       19       2,400.00        75,233        75,233       100,000       22,613       22,613       100,000
  75       20       2,400.00        83,657        83,657       100,000       23,034       23,034       100,000

  76       21       2,400.00        92,969        92,969       100,000       23,313       23,313       100,000
  77       22       2,400.00       103,212       103,212       108,373       23,414       23,414       100,000
  78       23       2,400.00       114,326       114,326       120,042       23,316       23,316       100,000
  79       24       2,400.00       126,380       126,380       132,699       22,991       22,991       100,000
  80       25       2,400.00       139,450       139,450       146,423       22,414       22,414       100,000

  81       26       2,400.00       153,617       153,617       161,297       21,550       21,550       100,000
  82       27       2,400.00       168,966       168,966       177,414       20,363       20,363       100,000
  83       28       2,400.00       185,590       185,590       194,869       18,810       18,810       100,000
  84       29       2,400.00       203,587       203,587       213,766       16,832       16,832       100,000
  85       30       2,400.00       223,058       223,058       234,211       14,349       14,439       100,000

  86       31       2,400.00       244,113       244,113       256,319       11,267       11,267       100,000
  87       32       2,400.00       266,872       266,872       280,216        7,468        7,468       100,000
  88       33       2,400.00       291,472       291,472       306,046        2,804        2,804       100,000
  89       34       2,400.00       318,044       318,044       333,946            0            0             0
  90       35       2,400.00       346,724       346,724       364,060



A-10

  91       36       2,400.00       377,657       377,657       396,540
  92       37       2,400.00       411,433       411,433       427,890
  93       38       2,400.00       448,412       448,412       461,864
  94       39       2,400.00       489,018       489,018       498,798
  95       40       2,400.00       533,757       533,757       539,095

  96       41       2,400.00       583,017       583,017       583,017
  97       42       2,400.00       636,642       636,642       636,642
  98       43       2,400.00       695,019       695,019       695,019
  99       44       2,400.00       758,570       758,570       758,570
 100       45       2,400.00       827,752       827,752       827,752


Net investment return percentages shown at the top of the table are calculated as the hypothetical gross investment return less a hypothetical daily charge for Fund Expenses as shown in the Prospectus. The amounts shown in the columns labeled Account Value, Net Cash Surrender Value and Death Benefit reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #2

--------------------------------------------------------------------------------
Designed for Sample Pinnacle                        $100,000.00 Specified Amount
Male Issue Age 55                                         Death Benefit Option 1
--------------------------------------------------------------------------------
Preferred - TNU                                         $2,400.00 Annual Premium
--------------------------------------------------------------------------------


                                                                  Maximum Charges
                                           10.00% Gross (8.97% Net)              0.00% Gross (-0.94% Net)
                                   -----------------------------------------------------------------------------
                                         Hypothetical Rate of Return            Hypothetical Rate of Return
                                   -----------------------------------------------------------------------------
           End                                   Net Cash                                Net Cash
           of       Premium         Account     Surrender       Death       Account     Surrender       Death
 Age       Yr        Outlay          Value        Value        Benefit       Value        Value        Benefit
----------------------------------------------------------------------------------------------------------------
  56       1        2,400.00         1,187             0       100,000        1,032            0       100,000
  57       2        2,400.00         2,393           233       100,000        1,972            0       100,000
  58       3        2,400.00         3,617         1,457       100,000        2,818          658       100,000
  59       4        2,400.00         4,854         2,694       100,000        3,561        1,401       100,000
  60       5        2,400.00         6,094         3,934       100,000        4,192        2,032       100,000

  61       6        2,400.00         7,328         5,456       100,000        4,702        2,830       100,000
  62       7        2,400.00         8,546         6,962       100,000        5,078        3,494       100,000
  63       8        2,400.00         9,728         8,432       100,000        5,302        4,006       100,000
  64       9        2,400.00        10,856         9,848       100,000        5,354        4,346       100,000
  65       10       2,400.00        11,908        11,188       100,000        5,217        4,497       100,000

  66       11       2,400.00        12,864        12,504       100,000        4,869        4,509       100,000
  67       12       2,400.00        13,701        13,701       100,000        4,291        4,291       100,000
  68       13       2,400.00        14,680        14,680       100,000        3,727        3,727       100,000
  69       14       2,400.00        15,514        15,514       100,000        2,886        2,886       100,000
  70       15       2,400.00        16,166        16,166       100,000        1,728        1,728       100,000

  71       16       2,400.00        16,581        16,581       100,000          200          200       100,000
  72       17       2,400.00        16,687        16,687       100,000            0            0             0
  73       18       2,400.00        16,390        16,390       100,000
  74       19       2,400.00        15,576        15,576       100,000
  75       20       2,400.00        14,113        14,113       100,000

  76       21       2,400.00        11,848        11,848       100,000
  77       22       2,400.00         8,588         8,588       100,000
  78       23       2,400.00         4,091         4,091       100,000
  79       24       2,400.00             0             0             0

Net investment return percentages shown at the top of the table are calculated as the hypothetical gross investment return less a hypothetical daily charge for Fund Expenses as shown in the Prospectus. The amounts shown in the columns labeled Account Value, Net Cash Surrender Value and Death Benefit reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                                  SUPPLEMENT B
                    TABLE OF APPLICABLE DEATH BENEFIT FACTORS

Insured's Age             Applicable             Insured's Age          Applicable             Insured's Age         Applicable
 Last Policy            Death Benefit             Last Policy         Death Benefit             Last Policy         Death Benefit
 Anniversary                Factor                Anniversary             Factor                Anniversary            Factor
 -----------                ------                -----------             ------                -----------            ------
 1 through 40                2.50                      54                  1.57                      68                  1.17
      41                     2.43                      55                  1.50                      69                  1.16
      42                     2.36                      56                  1.46                      70                  1.15
      43                     2.29                      57                  1.42                      71                  1.13
      44                     2.22                      58                  1.38                      72                  1.11
      45                     2.15                      59                  1.34                      73                  1.09
      46                     2.09                      60                  1.30                      74                  1.07
      47                     2.03                      61                  1.28                 75 through 90            1.05
      48                     1.97                      62                  1.26                      91                  1.04
      49                     1.91                      63                  1.24                      92                  1.03
      50                     1.85                      64                  1.22                      93                  1.02
      51                     1.78                      65                  1.20                      94                  1.01
      52                     1.71                      66                  1.19                 95 or higher             1.00
      53                     1.64                      67                  1.18

                                  SUPPLEMENT C
                       TABLE OF COST OF INSURANCE CHARGES

The Guaranteed Maximum Monthly Cost of Insurance Charges per $1,000 of Specified Amount for an Insured in the standard or preferred underwriting class are listed in the table below (Based on 1980 CSO Mortality Table, Age Last Birthday). For any insured in a special or substandard rate class, the rate above must be multiplied by the appropriate rating factor, as shown in an amendment added to the policy.

--------------------------------------------------------------------------------
                                  Juvenile Ages
--------------------------------------------------------------------------------
Attained
  Age                                                 Male            Female
--------                                              ----            ------

  0                                                 0.089220         0.073370
  1                                                 0.085880         0.070030
  2                                                 0.082540         0.066700
  3                                                 0.080880         0.065030
  4                                                 0.077540         0.064190
  5                                                 0.073370         0.062530
  6                                                 0.069200         0.060860
  7                                                 0.065030         0.059190
  8                                                 0.062530         0.058360
  9                                                 0.061690         0.057520
  10                                                0.062530         0.056690
  11                                                0.067530         0.058360
  12                                                0.076700         0.060860
  13                                                0.089220         0.064190
  14                                                0.103400         0.068360
  15                                                0.118420         0.072530
  16                                                0.132610         0.076700
  17                                                0.143470         0.080040
  18                                                0.151820         0.083380
  19                                                0.156830         0.085880
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   Adult Ages
--------------------------------------------------------------------------------
                       Male             Male            Female           Female
Attained             Tobacco           Tobacco          Tobacco          Tobacco
  Age               Abstainer*         User**         Abstainer*         User**
  ---               ----------         ------         ----------         ------

   20                0.140130         0.193580         0.084210         0.097560
   21                0.138460         0.193580         0.085880         0.099230
   22                0.135950         0.190240         0.086720         0.101730
   23                0.132610         0.186890         0.088380         0.104240
   24                0.129280         0.181880         0.090050         0.106740
   25                0.125100         0.176030         0.091720         0.109240
   26                0.122600         0.172690         0.094220         0.113420
   27                0.120930         0.171020         0.095890         0.116760
   28                0.120090         0.171020         0.098400         0.120930
   29                0.120090         0.173530         0.101730         0.125940
   30                0.120930         0.177710         0.104240         0.131780
   31                0.123430         0.183550         0.107580         0.136790
   32                0.126770         0.191070         0.110910         0.142630
   33                0.131780         0.201100         0.115090         0.150150
   34                0.137620         0.212790         0.120090         0.158500
   35                0.144300         0.227000         0.125940         0.167680
   36                0.151820         0.243720         0.134280         0.181880
   37                0.161840         0.264620         0.144300         0.198590
   38                0.172690         0.288040         0.155160         0.217810
   39                0.184390         0.314810         0.166850         0.238700
   40                0.198590         0.345780         0.181050         0.263790
   41                0.213630         0.379270         0.196080         0.290550
   42                0.229510         0.416120         0.211120         0.317320
   43                0.247060         0.456350         0.226170         0.344100
   44                0.266290         0.500790         0.241210         0.370890
   45                0.288040         0.547780         0.257930         0.399370
   46                0.311460         0.596470         0.275490         0.428690
   47                0.336570         0.649400         0.294730         0.458870
   48                0.364190         0.706570         0.314810         0.491570
   49                0.394340         0.768830         0.337410         0.527640
   50                0.428690         0.837880         0.362520         0.566250
   51                0.468090         0.916270         0.390150         0.607390
   52                0.513380         1.004870         0.421990         0.654440
   53                0.565410         1.105400         0.457190         0.706570
   54                0.623350         1.215380         0.493240         0.759570
   55                0.688070         1.333150         0.531830         0.814290
--------------------------------------------------------------------------------

*     Abstainer generally means the Insured does not use tobacco products.

**    User generally means the Insured uses tobacco products.

--------------------------------------------------------------------------------
                                   Adult Ages
--------------------------------------------------------------------------------
                  Male             Male            Female           Female
Attained        Tobacco          Tobacco           Tobacco         Tobacco
   Age         Abstainer*         User**          Abstainer*        User**
   ---         ----------         ------          ----------        ------

   56          0.758730          1.457890         0.570440         0.868210
   57          0.833670          1.589640         0.608230         0.918800
   58          0.917110          1.728430         0.646040         0.968570
   59          1.010780          1.877720         0.688910         1.021750
   60          1.115550          2.044410         0.739370         1.085110
   61          1.232310          2.232910         0.801660         1.164600
   62          1.367070          2.445950         0.879170         1.267040
   63          1.519910          2.684600         0.974480         1.391670
   64          1.690090          2.946500         1.081730          1.53960
   65          1.876860          3.224930         1.197600         1.678160
   66          2.079500          3.517450         1.317890         1.828210
   67          2.297270          3.821590         1.440910         1.973420
   68          2.534600          4.141890         1.568370         2.120610
   69          2.798580          4.490890         1.710530         2.280960
   70          3.098170          4.877870         1.877720         2.470900
   71          3.441600          5.314990         2.082070         2.712220
   72          3.839990          5.812080         2.333340         3.008860
   73          4.293280          6.366660         2.635430         3.363220
   74          4.794460          6.979050         2.984600         3.769070
   75          5.333740          7.638620         3.376280         4.214910
   76          5.907380          8.318710         3.802330         4.691660
   77          6.511600          9.007620         4.261570         5.192770
   78          7.150730          9.710250         4.761660         5.725870
   79          7.845900         10.451730         5.319450         6.310570
   80          8.620930         11.258160         5.958680         6.970840
   81          9.498890         12.154910         6.700420         7.726990
   82         10.501350         13.160810         7.564140         8.595770
   83         11.628210         14.262960         8.550150          9.61110
   84         12.862100         15.427670         9.651690        10.726950
   85         14.178860         16.617240        10.861090        11.929990
   86         15.565070         17.803170        12.174410        13.214160
   87         17.002260         19.039280        13.594640        14.570110
   88         18.486430         20.348230        15.128280        16.008410
   89         20.041320         21.671680        16.793990        17.532150
   90         21.693700         23.030110        18.613420        19.256820
   91         23.488560         24.468300        20.640050        21.156900
   92         25.504290         26.169550        22.968510        23.319700
   93         27.961930         28.406850        25.797340        25.937870
   94         31.383850         31.563380        29.586210        29.586210
   95         36.798270         36.798270        35.366190        35.366190
   96         46.588990         46.588990        45.525080        45.525080
   97         67.043870         67.043870        66.318680        66.318680
   98         83.333330         83.333330        83.333330        83.333330
   99         83.333330         83.333330        83.333330        83.333330
--------------------------------------------------------------------------------


*     Abstainer generally means the Insured does not use tobacco products.

**    User generally means the Insured uses tobacco products.

                                  SUPPLEMENT D
                        TABLE OF SURRENDER TARGET AMOUNTS

-------------------------------------------------------------------
                 Male          Male          Female         Female
Attained       Tobacco       Tobacco         Tobacco        Tobacco
   Age        Abstainer*      User**        Abstainer*      User**

-------------------------------------------------------------------
   0             N/A           4.00            N/A           3.50
   1             N/A           4.00            N/A           3.50
   2             N/A           4.00            N/A           3.50
   3             N/A           4.00            N/A           3.50
   4             N/A           4.00            N/A           3.50
   5             N/A           4.00            N/A           3.50
   6             N/A           4.00            N/A           3.50
   7             N/A           4.00            N/A           3.50
   8             N/A           4.00            N/A           3.50
   9             N/A           4.00            N/A           3.50
   10            N/A           4.00            N/A           3.50
   11            N/A           4.00            N/A           3.50
   12            N/A           4.00            N/A           3.50
   13            N/A           4.00            N/A           3.50
   14            N/A           4.00            N/A           3.50
   15            N/A           4.00            N/A           3.50
   16            N/A           4.30            N/A           3.60
   17            N/A           4.60            N/A           3.70
   18            N/A           4.90            N/A           3.80
   19            N/A           5.20            N/A           3.90
   20           4.00           5.50           3.50           4.00
   21           4.14           5.73           3.64           4.14
   22           4.28           5.97           3.78           4.28
   23           4.43           6.22           3.93           4.43
   24           4.58           6.48           4.09           4.58
   25           4.75           6.75           4.25           4.75
   26           5.06           7.11           4.47           5.06
   27           5.39           7.49           4.71           5.39
   28           5.74           7.89           4.96           5.74
   29           6.11           8.31           5.22           6.11
   30           6.50           8.75           5.50           6.50
   31           6.86           9.16           5.77           6.86
   32           7.24           9.59           6.06           7.24
   33           7.64          10.04           6.36           7.64
   34           8.06          10.51           6.67           8.06
   35           8.50          11.00           7.00           8.50
   36           8.95          11.58           7.36           8.95
   37           9.42          12.20           7.74           9.42
   38           9.92          12.85           8.14           9.92
   39          10.44          13.53           8.56          10.44
   40          11.00          14.25           9.00          11.00
   41          11.54          14.93           9.45          11.54
   42          12.11          15.64           9.92          12.11
   43          12.71          16.39          10.42          12.71
   44          13.34          17.17          10.94          13.34
   45          14.00          18.00          11.50          14.00
   46          14.72          18.90          12.13          14.64
   47          15.48          19.85          12.79          15.31
   48          16.28          20.85          13.49          16.01
   49          17.12          21.90          14.23          16.74
   50          18.00          23.00          15.00          17.50
-------------------------------------------------------------------

-------------------------------------------------------------------
                 Male          Male          Female         Female
Attained       Tobacco       Tobacco         Tobacco        Tobacco
   Age        Abstainer*      User**        Abstainer*      User**

-------------------------------------------------------------------
   51          19.07          24.26          15.73          18.40
   52          20.20          25.58          16.49          19.35
   53          21.40          26.98          17.29          20.35
   54          22.67          28.45          18.13          21.40
   55          24.00          30.00          19.00          22.50
   56          25.26          31.62          20.03          23.59
   57          26.59          33.32          21.12          24.73
   58          27.99          35.12          22.27          25.93
   59          29.46          37.01          23.48          27.19
   60          31.00          39.00          24.75          28.50
   61          32.62          40.99          26.05          29.86
   62          34.33          43.08          27.42          31.29
   63          36.13          45.27          28.87          32.79
   64          38.02          47.58          30.39          34.36
   65          40.00          50.00          32.00          36.00
   66          42.30          50.00          33.95          37.97
   67          44.75          50.00          36.02          40.05
   68          47.40          50.00          38.21          42.24
   69          47.50          50.00          40.54          44.55
   70          47.50          50.00          43.50          47.50
   71          47.50          50.00          46.68          47.50
   72          47.50          50.00          47.50          47.50
   73          47.50          50.00          47.50          47.50
   74          47.50          50.00          47.50          47.50
   75          47.50          50.00          47.50          47.50
   76          47.50          50.00          47.50          47.50
   77          47.50          50.00          47.50          47.50
   78          47.50          50.00          47.50          47.50
   79          47.50          50.00          47.50          47.50
   80          47.50          50.00          47.50          47.50
   81          47.50          50.00          47.50          47.50
   82          47.50          50.00          47.50          47.50
   83          47.50          50.00          47.50          47.50
   84          47.50          50.00          47.50          47.50
   85          47.50          50.00          47.50          47.50
-------------------------------------------------------------------

*     Abstainer generally means the Insured does not use tobacco products.
**    User generally means the Insured uses tobacco products.

                                  SUPPLEMENT E
                        CALCULATION OF SURRENDER CHARGES

The Surrender Charge is assessed on each Coverage Layer. The Surrender Charge depends on the surrender target amount and number of Coverage Years for each Coverage Layer. The total Surrender Charge is the sum of the Surrender Charges for all of the Coverage Layers.

                                      Surrender Charge
                           Percentage of Surrender Target Amount
Coverage Year                        for Coverage Layer
-------------                        ------------------

Year 1 to Year 5        90%
Year 6 to Year 10       90% - [(monthly duration less 60) x 1.00%]
Year 11 to Year 12      30% - [(monthly duration less 120) x 1.25%]
Year 13 and later       None

                                  SUPPLEMENT F
                             CONTINUATION PROVISIONS

Continuation Coverage Under the Five-Year No-Lapse Guarantee

To determine if your adjusted total premium payments are sufficient to maintain the Five-Year No-Lapse Guarantee for continuation of your Policy during the first 5 years beginning on the Policy Date, we use the following procedure:

      o We determine your adjusted total premium payments (the total amount of your premium payments less the amount of any withdrawals and the amount of your Loan Account).

      o We determine if you have made any changes in your Policy that resulted in an increase in the Monthly Deduction. In this discussion, we call this type of change a policy change.

      o     We determine the total required amount for this guarantee provision.

            o If you have not made any policy changes, the total required amount is 1/12th of the minimum annual premium for the Five-Year No-Lapse Guarantee multiplied by the number of months from the Policy Date to the next Monthly Anniversary Day. The minimum annual premium for the Five-Year No-Lapse Guarantee is shown on your Policy Schedule.

                  For example, if the minimum annual premium for the Five-Year No-Lapse Guarantee is $720.00, your Policy Date is June 15, 2000, the next Monthly Anniversary Day is March 15, 2001, and you have not made any policy changes, the required amount is $540.00 = ($720.00 divided by 12) x 9 (number of months since the Policy Date).

            o If you have made a policy change, we calculate a required amount for the period from the Policy Date to the date on which the policy change was effective and a required amount for the period from the date on which the policy change was effective to the next Monthly Anniversary Day. Each calculation is based on the minimum annual premium for the Five-Year No-Lapse Guarantee applicable for each period. We then add the 2 required amounts to determine the total required amount.

            o If you have made more than one policy change, we calculate a required amount for each period. We then add the required amounts to determine the total required amount.

      o We then compare your adjusted total premium payments to the total required amount.

            o If your adjusted total premium payments are equal to or greater than the total required amount, your Policy will continue to be effective, your Five-Year No-Lapse Guarantee will remain in effect and your Policy will not lapse.

            o If your adjusted total premium payments are less than the total required amount, a Grace Period will start.

            o We will send you a notice if you are in jeopardy of losing your Five-Year No-Lapse Guarantee. If your Five-Year No-Lapse Guarantee is lost, it will not be reinstated.

                                  SUPPLEMENT G
                              VALUATION PROCEDURES

Sub-Accounts Accumulation Unit Value

In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the NYSE on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying Fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b), where:

      (a)   equals:     (1) the net asset value per share of the underlying Fund
                        at the end of the current Valuation Period, plus

                        (2) the per share amount of any dividend or capital gain distribution made by the underlying Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                        (3) a per share charge or credit for any taxes reserved, which are determined by Columbus Life to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

      (b) is the net asset value per share of the corresponding underlying Fund determined at the end of the immediately preceding Valuation Period.

Fixed Account Value

The value of the Fixed Account is calculated on a daily basis by the following formula:

      NP + XFT + I - XFF - WD = value of the Fixed Account where

      NP  =   the sum of all Net Premiums allocated to the Fixed Account
      XFT =   any amount transferred to the Fixed Account from the Sub-Accounts
      I   =   interest credited by Columbus Life to the Fixed Account
      XFF =   any amounts transferred from the Fixed Account to the Sub-Accounts
      WD  =   any amounts withdrawn for charges or deductions or in connection with withdrawals

                                    GLOSSARY

Account Value                      The sum of the value of your interests in the
                                   Sub-Accounts, the value of your interests in the Fixed Account and the value of your Loan
                                   Account.


Accumulation Unit                  A unit of measure used to calculate a Policy
                                   owner's share of a Sub-Account.


Accumulation Unit Value            The dollar value of an Accumulation Unit in a
                                   Sub-Account.

Additional Life Rider              The portion of the Specified Amount provided
Specified Amount                   by the purchase of the Additional Life Rider.
                                   If you do not purchase the Additional Life
                                   Rider, the Additional Life Rider Specified
                                   Amount will equal $0.

Attained Age                       The Attained Age of the Insured is the age of
                                   the Insured on the last Policy Anniversary or the anniversary of an added Coverage Layer.

Base Specified Amount              The portion of the Specified Amount provided
                                   by the purchase of the basic Policy. If you do not purchase the Additional Life Rider, the Base Specified Amount and the Specified
                                   Amount are the same.

Beneficiary                        The person or persons you have named to
                                   receive the Death Proceeds when the Insured dies.

Cash Surrender Value               The Account Value minus any Surrender Charge.

Columbus Life, we, us              Columbus Life Insurance Company.
and our

Contingent Beneficiary             The person or persons you have named to
                                   receive the Death Proceeds when no
                                   Beneficiaries remain alive and the Insured dies.

Coverage Layer                     A Coverage Layer consists of all insurance
                                   coverage provided under your Policy or
                                   provided by riders to your Policy that
                                   becomes effective on a single Monthly
                                   Anniversary Day. The first Coverage Layer includes insurance coverage effective on the Policy Date. An increase in Specified Amount or the addition of other riders to your Policy will create another Coverage Layer.

Coverage Year                      A year that starts on the Monthly Anniversary
                                   Day on which a Coverage Layer begins. The
                                   Coverage Year for the first Coverage Layer is the same as the Policy Year.

Death Benefit                      The amount of the death benefit option
                                   selected. plus the amount of additional
                                   insurance provided by the Additional Life
                                   Rider.

Death Proceeds                     The amount we pay to the Beneficiary under
                                   the Policy when the Insured dies. The amount of the Death Proceeds equals Death Benefit plus any insurance on the Insured's life that was provided by riders, other than the Additional Life Rider, to your Policy.

Fixed Account                      An investment option that provided a fixed
                                   rate of interest.

Fund A Fund is a series of a registered management investment company. Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.

Indebtedness                       The sum of your Policy loans plus accrued and
                                   unpaid interest on the loans.

Insured The person on whose life we provide insurance coverage under your Policy.

Loan Account                       The portion of your Account Value that is
                                   collateral for your loans.

Minimum Issue Limit                The minimum amount of insurance you must
                                   purchase with the basic Policy. No change to the Policy can be made that would reduce your Base Specified Amount below the Minimum Issue
                                   Limit.

Monthly Anniversary Day            The date each month on which we deduct the
                                   Monthly Deduction and Monthly Expense Charge.
                                   This is generally the same date each month as the Policy Date, so long as that date is a day on which processing occurs.

Monthly Deduction                  The Monthly Deduction includes the amount
                                   deducted for the cost of insurance charge plus the cost of any additional benefits provided under your Policy by rider.

Monthly Expense Charge             The Monthly Expense Charge consists of the
                                   per policy charge, the per $1,000 charge and the mortality and expense risk charge.

Net Cash Surrender Value           Your Account Value minus any Surrender Charge
                                   and any Indebtedness.

Net Premiums                       The amount of premium payment you paid less
                                   the premium expense charge and the state tax charge.

Payee The person who actually receives the payment of proceeds from us under one of the Income Plans. Depending on the circumstances, the Payee might mean you, the Beneficiary, the Contingent Beneficiary, your estate or another designated person.

Policy The Pinnacle Variable Universal Life Insurance Policy issued by Columbus Life, including the application and any amendments, any supplemental application, riders or endorsements.

Policy Anniversary                 The same date each year as the Policy Date.
                                   Policy Date The date from which the Policy months, years and anniversaries are measured.

Policy Schedule                    The schedule that begins on page 3 of your
                                   Policy. It contains specific information about your Policy such as the Specified
                                   Amount, your planned premium, the death
                                   benefit option you selected, required payment for guaranteed continuation of your Policy and the maximum amount of various charges.

Policy Year                        A year that starts on your Policy Date or
                                   your Policy Anniversary.

Separate Account 1                 A separate account of Columbus Life that
                                   supports your Policy.

Specified Amount                   The amount of insurance coverage provided by
                                   your Policy. The Specified Amount is divided between the Base Specified Amount and the Additional Life Rider Specified Amount.

Sub-Accounts                       A division of Separate Account 1. Each
                                   Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.

Surrender Charge                   An amount that may be deducted from your
                                   Account Value if your Policy terminates for any reason.

Target Premium                     A level of premium payments allocated to a
                                   Coverage Layer in a Coverage Year that
                                   determines the rate of the premium expense charge deducted from premium payments allocated to a Coverage Layer.

                              FINANCIAL STATEMENTS

                         Columbus Life Insurance Company
                               Separate Account 1

                         Periods ended December 31, 2001
                       with report of Independent Auditors

                         COLUMBUS LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT 1

                              FINANCIAL STATEMENTS

                         Periods ended December 31, 2001





                                    CONTENTS

Report of Independent Auditors.................................................1

AUDITED FINANCIAL STATEMENTS

Statement of Assets and Liabilities............................................2
Statement of Operations and Changes in Net Assets for the
   Periods ended December 31, 2001.............................................4
Statement of Operations and Changes in Net Assets for the
   Periods ended December 31, 2000.............................................8
Statement of Operations and Changes in Net Assets for the
   Period ended December 31, 1999.............................................10
Notes to Financial Statements.................................................12

                         REPORT OF INDEPENDENT AUDITORS

Contractholders of Columbus Life Insurance Company Separate Account 1 and
Board of Directors of Columbus Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Columbus Life Insurance Company Separate Account 1 (comprising, respectively, the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Deutsche VIT EAFE Equity Index Fund, Deutsche VIT Equity 500 Index Fund, Deutsche VIT Small Cap Index Fund, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Growth & Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Fidelity VIP Asset Manager Portfolio - Service Class 2, Fidelity VIP Balanced Portfolio - Service Class 2, Fidelity VIP Mid Cap Portfolio - Service Class 2, Fidelity VIP Money Market Fund Portfolio - Initial Class, Janus Aspen Aggressive Growth Portfolio - Service Shares, Janus Aspen Capital Appreciation Portfolio - Service Shares, Janus Aspen Worldwide Growth Portfolio - Service Shares, Legends Harris Bretall Sullivan & Smith Equity Growth Portfolio, Legends Third Avenue Value Portfolio, Legends Gabelli Large Cap Value Portfolio, Legends Baron Small Cap Portfolio, MFS VIT Emerging Growth Series - Initial Class, MFS VIT Investors Trust Series - Initial Class, MFS VIT Capital Opportunities Series - Service Class, MFS VIT Emerging Growth Series - Service Class, MFS VIT Mid Cap Growth Series - Service Class, MFS VIT New Discovery Series - Service Class, Oppenheimer Aggressive Growth Fund/VA - Service Class, Oppenheimer Strategic Bond Fund/VA - Service Class, Oppenheimer International Growth Fund/VA - Service Class, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone International Equity Fund, Touchstone Emerging Growth Fund, Touchstone Small Cap Value Fund, Touchstone Growth/Value Fund, Touchstone Equity Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Bond Fund, Touchstone Standby Income Fund, Touchstone Money Market Fund, and Touchstone Income Opportunity Fund) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Columbus Life Insurance Company Separate Account 1 at December 31, 2001, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP


Cincinnati, Ohio
March 25, 2002

               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                            AIM VARIABLE           THE ALGER AMERICAN               DEUTSCHE ASSET MANAGEMENT
                                         INSURANCE FUNDS, INC.             FUND                              VIT FUNDS
                                        (UNAFFILIATED ISSUER)      (UNAFFILIATED ISSUER)              (UNAFFILIATED ISSUER)
                                      -------------------------  --------------------------   --------------------------------------
                                                    V.I.
                                                    GOVERNMENT   SMALL                        EAFE
                                      V.I. GROWTH   SECURITIES   CAPITALIZATION GROWTH        EQUITY       EQUITY 500    SMALL CAP
                                      FUND          FUND         PORTFOLIO      PORTFOLIO     INDEX FUND   INDEX FUND    INDEX FUND
                                      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                      -------------------------  --------------------------   --------------------------------------
Assets
    Investments in securities
         of unaffiliated
         issuers, at fair
         value (cost
         $265,125; $17,793;
         $80,316; $241,318;
         $46,922; $945,495;
         $38,056; $63,861;
         $125,063; $192,200;
         $65,289)                     $ 164,864     $  17,696    $  56,279      $ 180,221     $  44,859    $ 896,339     $  38,221
                                      ---------     ---------    ---------      ---------     ---------    ---------     ---------
            Total Invested Assets       164,864        17,696       56,279        180,221        44,859      896,339        38,221

Other Assets (Liabilities)                   (4)            1           (2)           (14)          (34)         (61)           --
                                      ---------     ---------    ---------      ---------     ---------    ---------     ---------
Net Assets                            $ 164,860     $  17,697    $  56,277      $ 180,207     $  44,825    $ 896,278     $  38,221
                                      =========     =========    =========      =========     =========    =========     =========


                                                        FIDELITY VARIABLE INSURANCE
                                                              PRODUCTS FUNDS
                                                           (UNAFFILIATED ISSUER)
                                      ---------------------------------------------------------------------
                                      EQUITY -                            GROWTH &
                                      INCOME             CONTRAFUND       INCOME            GROWTH
                                      PORTFOLIO          PORTFOLIO -      PORTFOLIO         PORTFOLIO
                                      SERVICE CLASS 2    SERVICE CLASS 2  SERVICE CLASS 2   SERVICE CLASS 2
                                      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                      ---------------------------------------------------------------------
Assets
    Investments in securities
         of unaffiliated
         issuers, at fair
         value (cost
         $265,125; $17,793;
         $80,316; $241,318;
         $46,922; $945,495;
         $38,056; $63,861;
         $125,063; $192,200;
         $65,289)                     $  63,957          $ 124,402        $ 193,144         $  63,684

            Total Invested Assets        63,957            124,402          193,144            63,684

Other Assets (Liabilities)                   --                 (2)               1                (3)
                                      ---------          ---------        ---------         ---------

Net Assets                            $  63,957          $ 124,400        $ 193,145         $  63,681
                                      =========          =========        =========         =========

                                               FIDELITY VARIABLE INSURANCE
                                                      PRODUCTS FUNDS                            JANUS ASPEN SERIES
                                                  (UNAFFILIATED ISSUER)                        (UNAFFILIATED ISSUER)
                                    ------------------------------------------------------- ----------------------------------------
                                    ASSET                                      MONEY MARKET AGGRESSIVE    CAPITAL        WORLDWIDE
                                    MANAGER        BALANCED      MID CAP       FUND         GROWTH        APPRECIATION   GROWTH
                                    PORTFOLIO -    PORTFOLIO -   PORTFOLIO -   PORTFOLIO -  PORTFOLIO -   PORTFOLIO -    PORTFOLIO -
                                    SERVICE        SERVICE       SERVICE       INITIAL      SERVICE       SERVICE        SERVICE
                                    CLASS 2        CLASS 2       CLASS 2       CLASS        SHARES        SHARES         SHARES
                                    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                    ------------------------------------------------------- ----------------------------------------
Assets
    Investments in securities
         of unaffiliated
         issuers, at fair
         value (cost $1,409;
         $85,661; $109,900;
         $25,668; $2,763;
         $120,923; $69,004;         $   1,535      $  86,578     $ 113,561     $  25,668    $   2,715     $ 119,020      $  68,993
    Investments in securities
         of affiliated
         issuers, at fair
         value (cost $80;
         $192,587; $95,258;
         $20,817)
                                        1,535         86,578       113,561        25,668        2,715       119,020         68,993
                                    ---------      ---------     ---------     ---------    ---------     ---------      ---------

Other Assets (Liabilities)                 --             (1)          (10)           --           (6)          (16)           (13)
                                    ---------      ---------     ---------     ---------    ---------     ---------      ---------

Net Assets                          $   1,535      $  86,577     $ 113,551     $  25,668    $   2,709     $ 119,004      $  68,980
                                    =========      =========     =========     =========    =========     =========      =========


                                                                              THE LEGENDS FUND, INC.
                                                                                (AFFILIATED ISSUER)
                                                     -------------------------------------------------------------------
                                                     HARRIS BRETALL
                                                     SULLIVAN &           THIRD AVENUE     GABELLI LARGE     BARON SMALL
                                                     SMITH EQUITY         VALUE            CAP VALUE         CAP
                                                     GROWTH PORTFOLIO     PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                     SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                     -------------------------------------------------------------------
Assets
    Investments in securities
         of unaffiliated issuers,
         at fair value (cost
         $1,409; $85,661; $109,900;
         $25,668; $2,763; $120,923;
         $69,004;
    Investments in securities
         of affiliated
         issuers, at fair
         value (cost $80;
         $192,587; $95,258;
         $20,817)                                    $      92            $ 192,980        $  84,505         $  21,759
                                                            92            $ 192,980           84,505            21,759
                                                     ---------            ---------        ---------         ---------

Other Assets (Liabilities)                                  --                    3                1                 1
                                                     ---------            ---------        ---------         ---------

Net Assets                                           $      92            $ 192,983        $  84,506         $  21,760
                                                     =========            =========        =========         =========


See accompanying notes


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001


                                                                        MFS VARIABLE
                                                                      INSURANCE TRUST
                                                                    (UNAFFILIATED ISSUER)
                                    --------------------------------------------------------------------------------------------
                                    EMERGING        INVESTORS       CAPITAL         EMERGING       MID CAP         NEW
                                    GROWTH          TRUST           OPPORTUNITIES   GROWTH         GROWTH          DISCOVERY
                                    SERIES -        SERIES -        SERIES -        SERIES -       SERIES -        SERIES -
                                    INITIAL CLASS   INITIAL CLASS   SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS
                                    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                    --------------------------------------------------------------------------------------------
Assets
    Investments in securities of
         unaffiliated issuers, at
         fair value (cost
         $202,169; $88,908;
         $127,713; $16,289;
         $124,346; $10,006;
         $17,418; $886,
         $86,996, $21,722)          $ 134,536       $  76,676       $  122,818      $  15,738      $ 125,054       $  10,272
                                    ---------       ---------       ---------       ---------      ---------       ---------
            Total Invested Assets     134,536          76,676          122,818         15,738        125,054          10,272

Other Assets (Liabilities)                 (2)             (2)             (1)             (2)             4              (1)
                                    ---------       ---------       ---------       ---------      ---------       ---------

Net Assets                          $ 134,534       $  76,674       $ 122,817       $  15,736      $ 125,058       $  10,271
                                    =========       =========       =========       =========      =========       =========


                                                                                                  OPPENHEIMER        PIMCO
                                                                                                  PANORAMA           VARIABLE
                                                                                                  SERIES             INSURANCE
                                                                  OPPENHEIMER VARIABLE            FUND, INC.         TRUST
                                                                     ACCOUNT FUNDS                (UNAFFILIATED      (UNAFFILIATED
                                                                 (UNAFFILIATED ISSUER)            ISSUER)            ISSUER)
                                                          ---------------------------------       -------------      -------------
                                                          AGGRESSIVE          STRATEGIC           INTERNATIONAL      LONG-TERM
                                                          GROWTH              BOND                GROWTH             U.S.
                                                          FUND/VA -           FUND/VA -           FUND/VA -          GOVERNMENT
                                                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS      BOND PORTFOLIO
                                                          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                          -------------       -------------       -------------      --------------
Assets
    Investments in securities of
         unaffiliated issuers, at fair value (cost
         $202,169; $88,908; $127,713; $16,289;
         $124,346; $10,006; $17,418; $886,
         $86,996, $21,722)                                $  17,326           $     909           $  81,681          $  22,089
                                                          ---------           ---------           ---------          ---------
            Total Invested Assets                            17,326                 909              81,681             22,089

Other Assets (Liabilities)                                       (1)                 (1)                 --                 (2)
                                                          ---------           ---------           ---------          ---------

Net Assets                                                $  17,325           $     908           $  81,681          $  22,087
                                                          =========           =========           =========          =========


                                                                        TOUCHSTONE VARIABLE
                                                                            SERIES TRUST
                                                                         (AFFILIATED ISSUER)
                                       ---------------------------------------------------------------------------------------------
                                       INTERNATIONAL   EMERGING                    GROWTH/                   ENHANCED
                                       EQUITY          GROWTH        SMALL CAP     VALUE        EQUITY       30          VALUE PLUS
                                       FUND            FUND          VALUE FUND    FUND         FUND         FUND        FUND
                                       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                       ---------------------------------------------------------------------------------------------
Assets
    Investments in securities of
         affiliated issuers, at
         fair value (cost
         $101,778; $184,789;
         $42,337; $69,432; $188;
         $84,715; $109,362; $16,253;
         $13,289; $15,045; $4,593;
         $412,838; $102; $0)           $  66,722       $ 174,497     $  43,608     $  67,827    $     179    $  78,291   $ 107,557
                                       ---------       ---------     ---------     ---------    ---------    ---------   ---------
            Total Invested Assets         66,722         174,497        43,608        67,827          179       78,291     107,557
                                       ---------       ---------     ---------     ---------    ---------    ---------   ---------

Other Assets (Liabilities)                   (2)              (3)           --            --           --           (2)         (3)
                                       ---------       ---------     ---------     ---------    ---------    ---------   ---------

Net Assets                             $  66,720       $ 174,494     $  43,608     $  67,827    $     179    $  78,289   $ 107,554
                                       =========       =========     =========     =========    =========    =========   =========

                                                                       TOUCHSTONE VARIABLE
                                                                          SERIES TRUST
                                                                       (AFFILIATED ISSUER)
                                       ---------------------------------------------------------------------------------------------
                                       GROWTH &                                                STANDBY       MONEY       INCOME
                                       INCOME         BALANCED      HIGH YIELD    BOND         INCOME        MARKET      OPPORTUNITY
                                       FUND           FUND          FUND          FUND         FUND          FUND        FUND
                                       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                       ---------------------------------------------------------------------------------------------
Assets
    Investments in securities of
         affiliated issuers, at
         fair value (cost
         $101,778; $184,789;
         $42,337; $69,432; $188;
         $84,715; $109,362; $16,253;
         $13,289; $15,045; $4,593;
         $412,838; $102; $0)           $  14,830      $  13,072     $  13,723     $   4,368    $ 410,948     $     102   $      --
                                       ---------      ---------     ---------     ---------    ---------     ---------   ---------
            Total Invested Assets         14,830         13,072        13,723         4,368      410,948           102          --
                                       ---------      ---------     ---------     ---------    ---------     ---------   ---------

Other Assets (Liabilities)                   (1)            (1)            --            (1)           3            (1)         --
                                       ---------      ---------     ---------     ---------    ---------     ---------   ---------

Net Assets                             $  14,829      $  13,071     $  13,723     $   4,367    $ 410,951     $     101   $      --
                                       =========      =========     =========     =========    =========     =========   =========


See accompanying notes


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2001


                                                                                                             DEUTSCHE
                                                                                    ALGER                         VIT      DEUTSCHE
                                                                  AIM V. I.      AMERICAN        ALGER           EAFE           VIT
                                                      AIM V.I.   GOVERNMENT         SMALL     AMERICAN         EQUITY    EQUITY 500
                                                       GROWTH    SECURITIES CAPITALIZATION      GROWTH        INDEX *         INDEX
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                                  -----------   ----------- -------------- -----------    -----------   -----------
Income:
   Dividends and capital gains                      $     381     $     507     $      27     $  22,868     $    --       $   8,003
   Miscellaneous income (loss)                           (458)           (1)         (227)         (217)          102           694
Expenses:
   Mortality and expense risk,
       and administrative charge                        1,416            79           485         1,620           112         3,142
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                        (1,493)          427          (685)       21,031           (10)        5,555
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                 (47,110)         (311)       (7,030)      (18,994)       (2,066)      (48,333)
   Realized gain (loss) on investments                (21,526)          203       (12,913)      (27,266)          (81)       (2,841)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized gain (loss)
   on investments                                     (68,636)         (108)      (19,943)      (46,260)       (2,147)      (51,174)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net assets
   resulting from operations                          (70,129)          319       (20,628)      (25,229)       (2,157)      (45,619)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                 75,729         1,908        31,672        66,055         3,560       681,178
   Transfers between sub-accounts
       (including fixed account), net                   4,160         7,759        (5,457)      (21,651)       44,038       274,208
   Transfers for contract benefits
       and terminations                                  (849)         --            (430)         (717)         --          (2,729)
   Cost of insurance and benefits
       provided by riders                             (17,531)         (407)       (4,973)      (18,504)         (340)      (15,158)
   Contract maintenance charge                         (3,909)         (165)       (1,613)       (3,745)         (276)       (8,911)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net assets
       from contract transactions                      57,600         9,095        19,199        21,438        46,982       928,588
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease) in net assets               (12,529)        9,414        (1,429)       (3,791)       44,825       882,969
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                     177,389         8,283        57,706       183,998          --          13,309
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $ 164,860     $  17,697     $  56,277     $ 180,207     $  44,825     $ 896,278
                                                    =========     =========     =========     =========     =========     =========

                                                                                                       FIDELITY VIP
                                                                           FIDELITY    FIDELITY VIP        GROWTH &   FIDELITY VIP
                                                           DEUTSCHE   EQUITY-INCOME      CONTRAFUND          INCOME       GROWTH
                                                                VIT      PORTFOLIO-      PORTFOLIO-      PORTFOLIO-    PORTFOLIO-
                                                          SMALL CAP         SERVICE         SERVICE         SERVICE      SERVICE
                                                            INDEX *       CLASS 2 *       CLASS 2 *       CLASS 2 *       CLASS 2 *
                                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
Income:
   Dividends and capital gains                            $   1,965       $    --         $    --         $    --         $    --
   Miscellaneous income (loss)                                  (82)             55           1,190             686              73
Expenses:
   Mortality and expense risk,
       and administrative charge                                 68             139             111             326             155
                                                          ---------       ---------       ---------       ---------       ---------
   Net investment income (loss)                               1,815             (84)          1,079             360             (82)
                                                          ---------       ---------       ---------       ---------       ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                           167              95            (662)            944          (1,607)
   Realized gain (loss) on investments                          (12)           (147)           (248)           (235)           (216)
                                                          ---------       ---------       ---------       ---------       ---------
Net realized and unrealized gain (loss)
   on investments                                               155             (52)           (910)            709          (1,823)
                                                          ---------       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets
   resulting from operations                                  1,970            (136)            169           1,069          (1,905)
                                                          ---------       ---------       ---------       ---------       ---------
Contract owners activity:
   Payments received from
       contract owners                                        8,944          57,753         123,305         112,436          58,088
   Transfers between sub-accounts
       (including fixed account), net                        27,500           8,769           3,272          81,363          10,002
   Transfers for contract benefits
       and terminations                                        --              --              --              --              --
   Cost of insurance and benefits
       provided by riders                                      (100)         (1,510)         (1,328)           (986)         (1,369)
   Contract maintenance charge                                  (93)           (919)         (1,018)           (737)         (1,135)
                                                          ---------       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets
       from contract transactions                            36,251          64,093         124,231         192,076          65,586
                                                          ---------       ---------       ---------       ---------       ---------
Total increase (decrease) in net assets                      38,221          63,957         124,400         193,145          63,681
                                                          ---------       ---------       ---------       ---------       ---------
Net assets at beginning of period                              --              --              --              --              --
                                                          ---------       ---------       ---------       ---------       ---------
Net assets at end of period                               $  38,221       $  63,957       $ 124,400       $ 193,145       $  63,681
                                                          =========       =========       =========       =========       =========


See accompanying notes

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2001


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2001
                                                                                           FIDELITY VIP
                                                 FIDELITY VIP  FIDELITY VIP  FIDELITY VIP  MONEY MARKET
                                                ASSET MANAGER      BALANCED      MID CAP-          FUND
                                                   PORTFOLIO-    PORTFOLIO-    PORTFOLIO-    PORTFOLIO-   JANUS ASPEN    JANUS ASPEN
                                                      SERVICE       SERVICE       SERVICE       SERVICE    AGGRESSIVE        CAPITAL
                                                    CLASS 2 *     CLASS 2 *     CLASS 2 *     CLASS 2 *      GROWTH * APPRECIATION *
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                  -----------   -----------   -----------   -----------   -----------    -----------
Income:
   Dividends and capital gains                      $    --       $    --       $    --       $     224     $    --       $     244
   Miscellaneous income (loss)                              1           791           607            37            21           633
Expenses:
   Mortality and expense risk,
       and administrative charge                            6            92            62         2,308             7           268
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                            (5)          699           545        (2,047)           14           609
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                     126           916         3,660          --             (48)       (1,903)
   Realized gain (loss)
       on investments                                      (3)          (58)          (97)         --            (228)         (152)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized
   gain (loss) on investments                             123           858         3,563          --            (276)       (2,055)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets resulting
   from operations                                        118         1,557         4,108        (2,047)         (262)       (1,446)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                  1,554        73,143       109,818        38,391         3,240        39,806
   Transfers between sub-
       accounts (including fixed
       account), net                                     --          13,552           614         2,572            60        82,532
   Transfers for contract benefits
       and terminations                                  --            --            --            --            --            --
   Cost of insurance and benefits
       provided by riders                                 (70)       (1,142)         (524)       (7,812)         (175)       (1,044)
   Contract maintenance charge                            (67)         (533)         (465)       (5,436)         (154)         (844)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets from contract
   transactions                                         1,417        85,020       109,443        27,715         2,971       120,450
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease)
   in net assets                                        1,535        86,577       113,551        25,668         2,709       119,004
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                        --            --            --            --            --            --
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $   1,535     $  86,577     $ 113,551     $  25,668     $   2,709     $ 119,004
                                                    =========     =========     =========     =========     =========     =========

                                                                    LEGENDS
                                                             HARRIS BRETALL                                                  MFS VIT
                                                                   SULLIVAN       LEGENDS       LEGENDS                     EMERGING
                                                  JANUS ASPEN       & SMITH         THIRD       GABELLI       LEGENDS         GROWTH
                                                    WORLDWIDE        EQUITY        AVENUE     LARGE CAP         BARON        SERIES-
                                                     GROWTH *      GROWTH *       VALUE *       VALUE *   SMALL CAP *  INITIAL CLASS
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                  -----------   -----------   -----------   -----------   -----------    -----------
Income:
   Dividends and capital gains                      $      53     $       9     $     809     $   2,074     $    --       $   7,451
   Miscellaneous income (loss)                            461            (4)        3,220         1,202         1,166          (391)
Expenses:
   Mortality and expense risk,
       and administrative charge                          131          --             252           104            24         1,070
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                           383             5         3,777         3,172         1,142         5,990
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                     (12)           12           395       (10,757)          939       (39,322)
   Realized gain (loss)
       on investments                                    (139)          (25)          (73)         (167)          263       (18,255)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized
   gain (loss) on investments                            (151)          (13)          322       (10,924)        1,202       (57,577)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets resulting
   from operations                                        232            (8)        4,099        (7,752)        2,344       (51,587)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                 31,326           100       107,050        92,407        19,201        58,441
   Transfers between sub-
       accounts (including fixed
       account), net                                   38,812          --          83,192         1,636           775         7,954
   Transfers for contract benefits
       and terminations                                  --            --            --            --            --            (926)
   Cost of insurance and benefits
       provided by riders                                (799)         --            (690)       (1,001)         (313)      (13,999)
   Contract maintenance charge                           (591)         --            (668)         (784)         (247)       (2,353)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets from contract
   transactions                                        68,748           100       188,884        92,258        19,416        49,117
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease)
   in net assets                                       68,980            92       192,983        84,506        21,760        (2,470)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                        --            --            --            --            --         137,004
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $  68,980     $      92     $ 192,983     $  84,506     $  21,760     $ 134,534
                                                    =========     =========     =========     =========     =========     =========

See accompanying notes

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2001



               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2001

                                                                MFS CAPITAL  MFS EMERGING   MFS MID CAP       MFS NEW
                                                      MFS VIT OPPORTUNITIES        GROWTH        GROWTH     DISCOVERY
                                                    INVESTORS       SERIES-       SERIES-       SERIES-       SERIES-    OPPENHEIMER
                                                       TRUST-       SERVICE       SERVICE       SERVICE       SERVICE     AGGRESSIVE
                                                INITIAL CLASS       CLASS *       CLASS *       CLASS *       CLASS *       GROWTH *
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                  -----------   -----------   -----------   -----------   -----------    -----------
Income:
   Dividends and capital gains                      $   2,424     $       8     $       7     $       1     $       3     $    --
   Miscellaneous income (loss)                            (64)          807            10          (569)           46           (42)
Expenses:
   Mortality and expense risk,
       and administrative charge                          673            86            40           297            22            58
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                         1,687           729           (23)         (865)           27          (100)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                 (11,003)       (4,896)         (553)          706           266           (93)
   Realized gain (loss)
       on investments                                  (5,356)         (888)         (157)       (4,286)          (51)          (99)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized
   gain (loss) on investments                         (16,359)       (5,784)         (710)       (3,580)          215          (192)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets resulting
   from operations                                    (14,672)       (5,055)         (733)       (4,445)          242          (292)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                 41,749       127,745         9,850        44,383         9,898        17,456
   Transfers between sub-
       accounts (including fixed
       account), net                                  (26,667)        1,056         7,255        86,607           506           793
   Transfers for contract benefits
       and terminations                                  (110)         --            --            --            --            --
   Cost of insurance and benefits
       provided by riders                              (7,055)         (565)         (319)         (927)         (264)         (331)
   Contract maintenance charge                         (1,107)         (364)         (317)         (560)         (111)         (301)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets from contract
   transactions                                         6,810       127,872        16,469       129,503        10,029        17,617
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease)
   in net assets                                       (7,862)      122,817        15,736       125,058        10,271        17,325
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                      84,536          --            --            --            --            --
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $  76,674     $ 122,817     $  15,736     $ 125,058     $  10,271     $  17,325
                                                    =========     =========     =========     =========     =========     =========


                                                                                    PIMCO
                                                                                LONG-TERM
                                                  OPPENHEIMER   OPPENHEIMER          U.S.    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE
                                                    STRATEGIC INTERNATIONAL    GOVERNMENT INTERNATIONAL      EMERGING     SMALL CAP
                                                       BOND *      GROWTH *          BOND   EQUITY FUND   GROWTH FUND    VALUE FUND
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Income:
   Dividends and capital gains                      $      --     $      --     $   1,799     $      --     $  13,845     $     142
   Miscellaneous income (loss)                             (2)           85            (7)         (503)            3           (20)
Expenses:
   Mortality and expense risk,
       and administrative charge                            2            30           199           537           743           160
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                            (4)           55         1,593        (1,040)       13,105           (38)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                      23        (5,315)       (1,329)      (14,940)       (5,324)        5,748
   Realized gain (loss)
       on investments                                       1          (163)          834        (6,363)       (1,365)       (2,588)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized
   gain (loss) on investments                              24        (5,478)         (495)      (21,303)       (6,689)        3,160
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets resulting
   from operations                                         20        (5,423)        1,098       (22,343)        6,416         3,122
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                  1,106        83,441         3,538        27,042        76,081        15,735
   Transfers between sub-
       accounts (including fixed
       account), net                                       (2)        4,136        (6,364)        9,368        53,828        18,730
   Transfers for contract benefits
       and terminations                                  --            --             (27)       (1,115)       (1,048)          (99)
   Cost of insurance and benefits
       provided by riders                                (103)         (233)       (1,089)       (3,750)       (4,061)       (1,215)
   Contract maintenance charge                           (113)         (240)         (173)       (1,196)       (1,760)         (354)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets from contract
   transactions                                           888        87,104        (4,115)       30,349       123,040        32,797
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease)
   in net assets                                          908        81,681        (3,017)        8,006       129,456        35,919
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                        --            --          25,104        58,714        45,038         7,689
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $     908     $  81,681     $  22,087     $  66,720     $ 174,494     $  43,608
                                                    =========     =========     =========     =========     =========     =========

See accompanying notes

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2001



               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2001

                                                   TOUCHSTONE    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE
                                                 GROWTH/VALUE        EQUITY   ENHANCED 30    VALUE PLUS      GROWTH &      BALANCED
                                                      FUND **       FUND **          FUND          FUND   INCOME FUND          FUND
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                -------------   -----------  ------------  ------------   -----------   -----------
Income:
   Dividends and capital gains                      $    --       $    --       $     745     $   1,196     $   1,033     $     592
   Miscellaneous income (loss)                            852          --              (2)         (157)           33           (95)
Expenses:
   Mortality and expense risk,
       and administrative charge                           27          --             624           319           127            96
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                           825          --             119           720           939           401
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                  (1,605)           (9)       (7,192)       (1,244)       (1,772)         (145)
   Realized gain (loss) on investments                   (258)          (12)         (920)         (655)          (69)          (66)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized gain (loss)
   on investments                                      (1,863)          (21)       (8,112)       (1,899)       (1,841)         (211)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net assets
   resulting from operations                           (1,038)          (21)       (7,993)       (1,179)         (902)          190
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                 62,509           200        19,498        95,430        13,374        12,856
   Transfers between sub-accounts
       (including fixed account), net                   6,710          --          11,418         2,212        (5,611)       (1,975)
   Transfers for contract benefits
       and terminations                                  --            --             (15)          (28)         (421)          (28)
   Cost of insurance and benefits
       provided by riders                                (249)                     (4,058)       (1,449)       (1,150)         (622)
   Contract maintenance charge                           (105)                       (897)         (570)         (487)         (190)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net assets
       from contract transactions                      68,865           200        25,946        95,595         5,705        10,041
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease) in net assets                67,827           179        17,953        94,416         4,803        10,231
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                        --            --          60,336        13,138        10,026         2,840
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $  67,827     $     179     $  78,289     $ 107,554     $  14,829     $  13,071
                                                    =========     =========     =========     =========     =========     =========

                                                                                                                         TOUCHSTONE
                                                     TOUCHSTONE                        TOUCHSTONE       TOUCHSTONE           INCOME
                                                     HIGH YIELD       TOUCHSTONE          STANDBY     MONEY MARKET      OPPORTUNITY
                                                           FUND        BOND FUND      INCOME FUND          FUND **         FUND ***
                                                    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                  -------------     ------------     ------------     ------------     ------------
Income:
   Dividends and capital gains                      $     1,320      $       266      $    12,932      $         2      $         6
   Miscellaneous income (loss)                                1             (118)            (212)              (1)               1
Expenses:
   Mortality and expense risk,
       and administrative charge                             92               11            2,680             --               --
                                                    -----------      -----------      -----------      -----------      -----------
   Net investment income (loss)                           1,229              137           10,040                1                7
                                                    -----------      -----------      -----------      -----------      -----------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                      (533)            (227)          (1,887)            --                 18
   Realized gain (loss) on investments                      (44)              27            2,990             --                (20)
                                                    -----------      -----------      -----------      -----------      -----------
Net realized and unrealized gain (loss)
   on investments                                          (577)            (200)           1,103             --                 (2)
                                                    -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
   resulting from operations                                652              (63)          11,143                1                5
                                                    -----------      -----------      -----------      -----------      -----------
Contract owners activity:
   Payments received from
       contract owners                                    2,688            4,900        1,104,668              106             --
   Transfers between sub-accounts
       (including fixed account), net                     3,460              (38)        (748,399)            --               --
   Transfers for contract benefits
       and terminations                                    --               (109)            --               --               (105)
   Cost of insurance and benefits
       provided by riders                                  (660)            (229)         (15,317)            --               --
   Contract maintenance charge                              (97)            (212)          (5,621)              (6)            --
                                                    -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
       from contract transactions                         5,391            4,312          335,331              100             (105)
                                                    -----------      -----------      -----------      -----------      -----------
Total increase (decrease) in net assets                   6,043            4,249          346,474              101             (100)
                                                    -----------      -----------      -----------      -----------      -----------
Net assets at beginning of period                         7,680              118           64,477             --                100
                                                    -----------      -----------      -----------      -----------      -----------
Net assets at end of period                         $    13,723      $     4,367      $   410,951      $       101      $      --
                                                    ===========      ===========      ===========      ===========      ===========

See accompanying notes

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2001

                                       7


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2000

                                                                                              ALGER
                                                                          AIM V. I.        AMERICAN           ALGER    DEUTSCHE VIT
                                                            AIM V.I.     GOVERNMENT           SMALL        AMERICAN      EQUITY 500
                                                             GROWTH      SECURITIES  CAPITALIZATION          GROWTH         INDEX *
                                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                        -----------     -----------     -----------    ------------    ------------
Income:
   Dividends and capital gains                            $   5,725       $     421       $   6,665       $  11,158       $       8
   Miscellaneous income (loss)                                 (179)             (3)           (176)            299              34
Expenses:
   Mortality and expense risk,
       and administrative charge                              1,005              53             246             991              25
                                                          ---------       ---------       ---------       ---------       ---------
   Net investment income (loss)                               4,541             365           6,243          10,466              17
                                                          ---------       ---------       ---------       ---------       ---------
   Net change in unrealized appreciation
       (depreciation) on investments                        (53,338)            217         (17,053)        (42,365)           (823)
   Realized gain (loss) on investments                          (96)             42          (2,150)           (471)            (61)
                                                          ---------       ---------       ---------       ---------       ---------
   Net realized and unrealized gain (loss)
       on investments                                       (53,434)            259         (19,203)        (42,836)           (884)
                                                          ---------       ---------       ---------       ---------       ---------
   Net increase (decrease) in net assets
       resulting from operations                            (48,893)            624         (12,960)        (32,370)           (867)
                                                          ---------       ---------       ---------       ---------       ---------
Contract owners activity:
   Payments received from
       contract owners                                      184,713           8,700          67,621         185,265          14,941
   Transfers between sub-accounts
       (including fixed account), net                        46,119            (831)          6,674          17,229            --
   Transfers for contract benefits
       and terminations                                        (488)           --              (484)           (484)           --
   Cost of insurance and benefits
       provided by riders                                   (11,731)           (242)         (2,703)        (11,922)           (617)
   Contract maintenance charge                               (2,561)            (68)           (758)         (2,332)           (148)
                                                          ---------       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets
   from contract transactions                               216,052           7,559          70,350         187,756          14,176
                                                          ---------       ---------       ---------       ---------       ---------
Total increase (decrease) in net assets                     167,159           8,183          57,390         155,386          13,309
                                                          ---------       ---------       ---------       ---------       ---------
Net assets at beginning of period                            10,230             100             316          28,612            --
                                                          ---------       ---------       ---------       ---------       ---------
Net assets at end of period                               $ 177,389       $   8,283       $  57,706       $ 183,998       $  13,309
                                                          =========       =========       =========       =========       =========


                                                                                                      PIMCO LONG-
                                                                      MFS VIT           MFS VIT         TERM U.S.        TOUCHSTONE
                                                                     EMERGING       GROWTH WITH        GOVERNMENT         SMALL CAP
                                                                       GROWTH            INCOME              BOND             VALUE
                                                                  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                                 ------------     -------------     -------------      ------------
Income:
   Dividends and capital gains                                      $   2,988         $     436         $     863         $   2,940
   Miscellaneous income (loss)                                             73               259                (3)             (139)
Expenses:
   Mortality and expense risk,
       and administrative charge                                          695               413               135                19
                                                                                      ---------         ---------         ---------
   Net investment income (loss)                                         2,366               282               725             2,782
                                                                    ---------         ---------         ---------         ---------
   Net change in unrealized appreciation
       (depreciation) on investments                                  (28,753)           (1,296)            1,698            (4,495)
   Realized gain (loss) on investments                                   (158)               53               240               (25)
                                                                    ---------         ---------         ---------         ---------
   Net realized and unrealized gain (loss)
       on investments                                                 (28,911)           (1,243)            1,938            (4,520)
                                                                    ---------         ---------         ---------         ---------
   Net increase (decrease) in net assets
       resulting from operations                                      (26,545)             (961)            2,663            (1,738)
                                                                    ---------         ---------         ---------         ---------
Contract owners activity:
   Payments received from
       contract owners                                                133,161            86,670            25,951             4,593
   Transfers between sub-accounts
       (including fixed account), net                                  18,161             1,989            (3,079)            5,066
   Transfers for contract benefits
       and terminations                                                  --                (537)             --
   Cost of insurance and benefits
       provided by riders                                              (8,198)           (5,055)             (478)             (424)
   Contract maintenance charge                                         (1,511)             (751)              (52)             (202)
                                                                    ---------         ---------         ---------         ---------
Net increase (decrease) in net assets
   from contract transactions                                         141,613            82,316            22,342             9,033
                                                                    ---------         ---------         ---------         ---------
Total increase (decrease) in net assets                               115,068            81,355            25,005             7,295
                                                                    ---------         ---------         ---------         ---------
Net assets at beginning of period                                      21,936             3,181                99               394
                                                                    ---------         ---------         ---------         ---------
Net assets at end of period                                         $ 137,004         $  84,536         $  25,104         $   7,689
                                                                    =========         =========         =========         =========

See accompanying notes

*    For the period May 3, 2000 (commencement of operations) to December 31,
     2000

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2000


                                       8


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
         STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)
                         PERIOD ENDED DECEMBER 31, 2000

                                                         TOUCHSTONE       TOUCHSTONE     TOUCHSTONE
                                                           EMERGING    INTERNATIONAL         INCOME      TOUCHSTONE      TOUCHSTONE
                                                             GROWTH           EQUITY    OPPORTUNITY      HIGH YIELD      VALUE PLUS
                                                        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                       ------------     ------------   ------------    ------------     -----------
Income:
   Dividends and capital gains                             $  8,436        $ 14,047        $     13        $    739        $  1,031
   Miscellaneous income (loss)                                 (209)            (79)             (1)            (16)              1
Expenses:
   Mortality and expense risk,
       and administrative charge                                161             231            --                23              51
                                                           --------        --------        --------        --------        --------
   Net investment income (loss)                               8,066          13,737              12             700             981
                                                           --------        --------        --------        --------        --------
   Net change in unrealized appreciation
       (depreciation) on investments                         (4,981)        (20,138)            (14)           (780)           (565)
   Realized gain (loss) on investments                          515            (271)           --                24              36
                                                           --------        --------        --------        --------        --------
   Net realized and unrealized gain (loss)
       on investments                                        (4,466)        (20,409)            (14)           (756)           (529)
                                                           --------        --------        --------        --------        --------
   Net increase (decrease) in net assets
       resulting from operations                              3,600          (6,672)             (2)            (56)            452
                                                           --------        --------        --------        --------        --------
Contract owners activity:
   Payments received from
       contract owners                                       30,947          53,570            --             2,816           8,036
   Transfers between sub-accounts
       (including fixed account), net                        11,873          14,507            --             5,000           4,917
   Transfers for contract benefits
       and terminations                                        --              --              --              --              --
   Cost of insurance and benefits
       provided by riders                                    (1,216)         (2,548)           --              (164)           (296)
   Contract maintenance charge                                 (295)           (765)           --               (13)            (80)
                                                           --------        --------        --------        --------        --------
Net increase (decrease) in net assets
   from contract transactions                                41,309          64,764            --             7,639          12,577
                                                           --------        --------        --------        --------        --------
Total increase (decrease) in net assets                      44,909          58,092              (2)          7,583          13,029
                                                           --------        --------        --------        --------        --------
Net assets at beginning of period                               129             622             103              97             109
                                                           --------        --------        --------        --------        --------
Net assets at end of period                                $ 45,038        $ 58,714        $    101        $  7,680        $ 13,138
                                                           ========        ========        ========        ========        ========


                                                         TOUCHSTONE                                                      TOUCHSTONE
                                                         GROWTH AND      TOUCHSTONE      TOUCHSTONE      TOUCHSTONE         STANDBY
                                                             INCOME     ENHANCED 30        BALANCED            BOND          INCOME
                                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                        -----------    ------------    ------------     -----------     -----------
Income:
   Dividends and capital gains                             $    627        $    344        $    239        $      7        $    809
   Miscellaneous income (loss)                                   (1)            (99)              8               1               2
Expenses:
   Mortality and expense risk,
       and administrative charge                                 50             389              10               1             118
                                                           --------        --------        --------        --------        --------
   Net investment income (loss)                                 576            (144)            237               7             693
                                                           --------        --------        --------        --------        --------
   Net change in unrealized appreciation
       (depreciation) on investments                            347             740             (70)              2              (2)
   Realized gain (loss) on investments                          101              24               5            --               (68)
                                                           --------        --------        --------        --------        --------
   Net realized and unrealized gain (loss)
       on investments                                           448             764             (65)              2             (70)
                                                           --------        --------        --------        --------        --------
   Net increase (decrease) in net assets
       resulting from operations                              1,024             620             172               9             623
                                                           --------        --------        --------        --------        --------
Contract owners activity:
   Payments received from
       contract owners                                        8,815          18,909           2,775              14          78,162
   Transfers between sub-accounts
       (including fixed account), net                           322          43,433             (24)           --           (67,959)
   Transfers for contract benefits
       and terminations                                        --              --              --              --              --
   Cost of insurance and benefits
       provided by riders                                      (487)         (3,407)           (151)             (3)         (5,664)
   Contract maintenance charge                                 (209)           (516)            (39)             (2)           (755)
                                                           --------        --------        --------        --------        --------
Net increase (decrease) in net assets
   from contract transactions                                 8,441          58,419           2,561               9           3,784
                                                           --------        --------        --------        --------        --------
Total increase (decrease) in net assets                       9,465          59,039           2,733              18           4,407
                                                           --------        --------        --------        --------        --------
Net assets at beginning of period                               561           1,297             107             100          60,070
                                                           --------        --------        --------        --------        --------
Net assets at end of period                                $ 10,026        $ 60,336        $  2,840        $    118        $ 64,477
                                                           ========        ========        ========        ========        ========


See accompanying notes

*    For the period May 3, 2000 (commencement of operations) to December 31,
     2000

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2000


                                       9


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                        PERIOD ENDED DECEMBER 31, 1999*


                                                                                                             ALGER
                                                                                         AIM V.I.         AMERICAN            ALGER
                                                                        AIM V.I.       GOVERNMENT            SMALL         AMERICAN
                                                                          GROWTH       SECURITIES   CAPITALIZATION           GROWTH
                                                                     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                                     -----------      -----------      -----------      -----------
Income:
   Dividends and capital gains                                          $      7         $      4
   Miscellaneous income (loss)                                                 1               (1)               1                2
Expenses:
   Mortality and Expense
       Risk Charge                                                             1             --               --                  2
                                                                        --------         --------         --------         --------
   Net investment income (loss)                                                7                3                1             --
   Net change in unrealized appreciation
       (depreciation) on investments                                         182               (3)              43              261
   Realized gain (loss) on investments                                         1             --                  4                9
                                                                        --------         --------         --------         --------
Net realized and unrealized gain (loss)
   on investments                                                            183               (3)              47              270
                                                                        --------         --------         --------         --------
Net increase (decrease) in net assets resulting
   from operations                                                           190             --                 48              270
                                                                        --------         --------         --------         --------
Contract owners activity:
   Payments received from
       contract owners                                                    10,251              100              314           28,625
   Transfers between sub-accounts
       (including fixed account), net                                       --               --               --               --
   Transfers for contract benefits
       and terminations                                                     (153)            --                (30)            (224)
   Contract maintenance charge                                               (58)            --                (16)             (59)
                                                                        --------         --------         --------         --------
Net increase (decrease) in net assets from
   contract transactions                                                  10,040              100              268           28,342
                                                                        --------         --------         --------         --------
Total increase (decrease) in net assets                                   10,230              100              316           28,612
                                                                        --------         --------         --------         --------
Net assets at beginning of period                                           --               --               --               --
                                                                        --------         --------         --------         --------
Net assets at end of period                                             $ 10,230         $    100         $    316         $ 28,612
                                                                        ========         ========         ========         ========


                                                                                                       PIMCO LONG-
                                                                         MFS VIT          MFS VIT        TERM U.S.       TOUCHSTONE
                                                                        EMERGING      GROWTH WITH       GOVERNMENT        SMALL CAP
                                                                          GROWTH           INCOME             BOND            VALUE
                                                                     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                                      ----------      -----------      -----------      -----------
Income:
   Dividends and capital gains                                                                            $      2
   Miscellaneous income (loss)                                                 1                1               (1)            --
Expenses:
   Mortality and Expense
       Risk Charge                                                          --                  1             --               --
                                                                        --------         --------         --------         --------
   Net investment income (loss)                                                1             --                  1             --
   Net change in unrealized appreciation
       (depreciation) on investments                                         439               65               (2)              18
   Realized gain (loss) on investments                                         6             --               --                  1
                                                                        --------         --------         --------         --------
Net realized and unrealized gain (loss)
   on investments                                                            445               65               (2)              19
                                                                        --------         --------         --------         --------
Net increase (decrease) in net assets resulting
   from operations                                                           446               65               (1)              19
                                                                        --------         --------         --------         --------
Contract owners activity:
   Payments received from
       contract owners                                                    21,636            3,197              100              421
   Transfers between sub-accounts
       (including fixed account), net                                       --               --               --               --
   Transfers for contract benefits
       and terminations                                                     (108)             (66)            --                (31)
   Contract maintenance charge                                               (38)             (15)            --                (15)
                                                                        --------         --------         --------         --------
Net increase (decrease) in net assets from
   contract transactions                                                  21,490            3,116              100              375
                                                                        --------         --------         --------         --------
Total increase (decrease) in net assets                                   21,936            3,181               99              394
                                                                        --------         --------         --------         --------
Net assets at beginning of period                                           --               --               --               --
                                                                        --------         --------         --------         --------
Net assets at end of period                                             $ 21,936         $  3,181         $     99         $    394
                                                                        ========         ========         ========         ========
See accompanying notes

* For the period beginning August 30, 1999 (commencement of operations) to December 31, 1999



               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
         STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)
                        PERIOD ENDED DECEMBER 31, 1999*
                                                                 TOUCHSTONE   TOUCHSTONE    TOUCHSTONE
                                                                   EMERGING INTERNATIONAL       INCOME   TOUCHSTONE    TOUCHSTONE
                                                                     GROWTH       EQUITY   OPPORTUNITY   HIGH YIELD    VALUE PLUS
                                                                SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                                                -----------  -----------   -----------  -----------   -----------
Income:
   Dividends and capital gains                                    $      18    $      20     $      12     $      6      $      4
   Miscellaneous income (loss)                                         --              1          --            --            --
Expenses:
   Mortality and expense risk,
       and administrative charge                                       --              1          --            --            --
                                                                  ---------    ---------     ---------     ---------     ---------
   Net investment income (loss)                                          18           20            12             6             4
                                                                  ---------    ---------     ---------     ---------     ---------
   Net change in unrealized appreciation
       (depreciation) on investments                                     11           21            (9)           (9)            5
   Realized gain (loss) on investments                                 --              4          --            --            --
                                                                  ---------    ---------     ---------     ---------     ---------
   Net realized and unrealized gain (loss)
       on investments                                                    11           25            (9)           (9)            5
                                                                  ---------    ---------     ---------     ---------     ---------
   Net increase (decrease) in net assets
       resulting from operations                                         29           45             3            (3)            9
                                                                  ---------    ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                                  100          634           100           100           100
   Transfers between sub-accounts
       (including fixed account), net                                  --           --            --            --            --
   Transfers for contract benefits
       and terminations                                                --           --            --            --            --
   Contract maintenance charge                                         --            (18)         --            --            --
                                                                  ---------    ---------     ---------     ---------     ---------
Net increase (decrease) in net assets
   from contract transactions                                           100          577           100           100           100
                                                                  ---------    ---------     ---------     ---------     ---------
Total increase (decrease) in net assets                                 129          622           103            97           109
                                                                  ---------    ---------     ---------     ---------     ---------
Net assets at beginning of period                                      --           --            --            --            --
                                                                  ---------    ---------     ---------     ---------     ---------
Net assets at end of period                                           $ 129        $ 622         $ 103         $  97         $ 109
                                                                  =========    =========     =========     =========     =========


                                                          TOUCHSTONE                                                     TOUCHSTONE
                                                          GROWTH AND      TOUCHSTONE      TOUCHSTONE      TOUCHSTONE        STANDBY
                                                              INCOME     ENHANCED 30        BALANCED            BOND         INCOME
                                                         SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                                         -----------     -----------     -----------     -----------    -----------
Income:
   Dividends and capital gains                             $    --         $       6       $      10                      $      14
   Miscellaneous income (loss)                                  --                 3            --              --                2
Expenses:
   Mortality and expense risk,
       and administrative charge                                --                 1            --              --                2
                                                           ---------       ---------       ---------       ---------      ---------
   Net investment income (loss)                                 --                 8              10            --               14
                                                           ---------       ---------       ---------       ---------      ---------
   Net change in unrealized appreciation
       (depreciation) on investments                               1              26              (3)           --               (2)
   Realized gain (loss) on investments                          --              --              --              --             --
                                                           ---------       ---------       ---------       ---------      ---------
   Net realized and unrealized gain (loss)
       on investments                                              1              26              (3)           --               (2)
                                                           ---------       ---------       ---------       ---------      ---------
   Net increase (decrease) in net assets
       resulting from operations                                   1              34               7            --               12
                                                           ---------       ---------       ---------       ---------      ---------
Contract owners activity:
   Payments received from
       contract owners                                           611           1,317             100             100         60,389
   Transfers between sub-accounts
       (including fixed account), net                           --              --              --              --             --
   Transfers for contract benefits
       and terminations                                         --              --              --              --             --
   Contract maintenance charge                                   (16)            (11)           --              --              (24)
                                                           ---------       ---------       ---------       ---------      ---------
Net increase (decrease) in net assets
   from contract transactions                                    560           1,263             100             100         60,058
                                                           ---------       ---------       ---------       ---------      ---------
Total increase (decrease) in net assets                          561           1,297             107             100         60,070
                                                           ---------       ---------       ---------       ---------      ---------
Net assets at beginning of period                               --              --              --              --             --
                                                           ---------       ---------       ---------       ---------      ---------
Net assets at end of period                                $     561       $   1,297       $     107       $     100      $  60,070
                                                           =========       =========       =========       =========      =========

See accompanying notes

* For the period beginning August 30, 1999 (commencement of operations) to December 31, 1999

                                       11


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2001

1.  ORGANIZATION

Columbus Life Insurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Columbus Life Insurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable universal life policies, and commenced operations on August 30, 1999 with the issuance of the first Columbus Life Flexible Premium ("Flexible Premium") variable universal life insurance policy. The first Pinnacle variable universal life insurance policy was issued on March 19, 2001. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable universal life contracts are not chargeable with liabilities arising out of any other business the Company may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

The Account has forty-five investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of AIM Variable Insurance Funds, Inc., The Alger American Fund, Deutsche Asset Management VIT Funds, Fidelity Variable Insurance Products Funds, Janus Aspen Series, The Legends Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Oppenheimer's Panorama Series Fund, Inc., PIMCO Variable Insurance Trust, or Touchstone Variable Series Trust, each of which is an open-ended diversified management investment company. Investments are made in the sub-accounts of each Portfolio and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested.

A policyholder may also allocate funds to the fixed account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Dividend income shown on the statement of operations includes capital gain distributions. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the periods ended December 31, 2001 were as follows (year ended unless otherwise noted):

                                                                                    PURCHASES        SALES
                                                                                   -----------    -----------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                                                $    80,276    $    24,169
   V.I. Government Securities Fund                                                      12,903          3,383

The Alger American Fund
   Small Capitalization Portfolio                                                       31,600         13,086
   Growth Portfolio                                                                     85,596         43,115

Deutsche Asset Management VIT Funds
   EAFE Equity Index Fund *                                                             47,592            588
   Equity 500 Index Fund                                                               955,055         20,851
   Small Cap Index Fund *                                                               38,312            244

Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2 *                                          65,424          1,417
   Contrafund Portfolio - Service Class 2 *                                            127,527          2,216
   Growth & Income Portfolio - Service Class 2 *                                       194,923          2,488
   Growth Portfolio -Service Class 2 *                                                  66,865          1,359
   Asset Manager Portfolio - Service Class 2 *                                           1,792            380
   Balanced Portfolio - Service Class 2 *                                               87,590          1,872
   Mid Cap Portfolio - Service Class 2 *                                               111,663          1,665
   Money Market Portfolio - Initial Class *                                             35,889         10,222

Janus Aspen Series
   Aggressive Growth Portfolio -Service Shares *                                         3,767            776
   Capital Appreciation Portfolio - Service Shares *                                   122,352          1,278
   Worldwide Growth Portfolio - Service Shares *                                        69,840            697

The Legends Funds, Inc.
   Harris Bretail Sullivan & Smith Equity Growth Portfolio *                               215            111
   Third Avenue Value Portfolio *                                                      193,962          1,302
   Gabelli Large Cap Value Portfolio *                                                  96,170            745
   Baron Small Cap Portfolio *                                                          23,183          2,629

MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                                               73,490         18,384
   Investors Trust Series - Initial Class                                               42,075         33,578
   Capital Opportunities Series - Service Class *                                      132,288          3,687
   Emerging Growth Series - Service Class *                                             17,009            562
   Mid Cap Growth Series - Service Class *                                             142,622         13,990
   New Discovery Series - Service Class *                                               10,461            403

Oppenheimer Variable Account Funds
   Oppenheimer Aggressive Growth Fund/VA - Service Class *                              18,226            708
   Oppenheimer Strategic Bond Fund/VA - Service Class *                                  1,016            130

Oppenheimer's Panorama Series Fund, Inc.
   Oppenheimer International Growth Fund/VA - Service Class *                           87,821            662


                                                                                     PURCHASES          SALES
                                                                                    ----------     ----------
PIMCO Variable Insurance Trust
   Pimco Long-Term U.S. Government Bond Portfolio                                        6,889          9,419

Touchstone Variable Series Trust
   International Equity Fund                                                            36,362          7,060
   Emerging Growth Fund                                                                145,595          9,462
   Small Cap Value Fund                                                                 35,173          2,426
   Growth/Value Fund **                                                                 72,157          2,467
   Equity Fund **                                                                          258             58
   Enhanced 30 Fund                                                                     34,572          8,505
   Value Plus Fund                                                                     105,944          9,631
   Growth & Income Fund                                                                 13,961          7,320
   Balanced Fund                                                                        15,630          5,188
   High Yield Fund                                                                       8,142          1,525
   Bond Fund                                                                             4,966            516
   Standby Income Fund                                                               1,109,466        764,100
   Money Market Fund **                                                                    102             --
   Income Opportunity Fund ***                                                               6            105
                                                                                    ----------     ----------
   Total                                                                            $4,566,727     $1,034,478
                                                                                    ==========     ==========


*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)


4.  EXPENSES AND RELATED PARTY TRANSACTIONS

The Company deducts a premium expense charge to cover the cost of distributing the policies. For Flexible Premium, the maximum premium expense charge is 5.50% of a premium payment, with the current premium expense charge at 4.75% of a premium payment. For Pinnacle, for a Coverage Layer in a Coverage Year for the first 12 coverage years, the current premium expense charge is 6.50% of premium payments up to target premium, with a maximum of 7.50%. In a coverage year after the first 12 coverage years, the current premium expense charge is 2.50% with a maximum of 3.50%. Premium payments in excess of target premium for a coverage layer in a coverage year for the first 12 coverage years, have a premium charge of 3.25%, with a maximum of 4.25%. In a coverage year after the first 12 coverage years for premium payments in excess of target premium, the current premium expense charge is 1.75%, with a maximum of 2.75%. The premium expense charge is deducted from each premium payment before the net premiums are allocated to the investment options.

A tax charge is deducted to cover state taxes on insurance premiums and certain federal taxes. The tax charge is equal to the state premium tax rate for the state of residence plus .55% for certain federal taxes. The maximum tax charge is 3.50% of a premium payment. The tax charge is deducted from each premium payment before the net premiums are allocated to the investment options.

The Company also deducts a monthly cost of insurance charge for providing policyholders with life insurance protection. The amount of the cost of insurance depends on the amount of insurance requested, and the age, gender and underwriting class of the insured. The cost of insurance is also affected by the account value, indebtedness and death benefit option. The maximum monthly cost of insurance charge for a policy is shown in the policy schedule. The Company may charge less than the maximum shown in the policy schedule.

The Company also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on each monthly anniversary day.

The monthly expense charge covers the cost of record keeping and administering the policy. For Flexible Premium policies, the maximum monthly expense charge is $7.00 with the current monthly expense charge at $6.00. For Pinnacle policies, the maximum monthly expense charge is $9.00 with the current monthly expense charge at $7.50. This charge is also deducted on each monthly anniversary day.

The Company also makes certain deductions on a pro rata basis from accumulation unit values of each sub-account in order to compensate the Company for its assumption of mortality and expense risks. The charges are made daily at an annual effective rate not to exceed 1.00% for Flexible Premium policies and 0.90% for Pinnacle policies. As of December 31, 2001 the effective annual rate of the Flexible Premium charges is 0.90% and 0.70% for Pinnacle.

A surrender charge is imposed by the Company if the policy is cancelled or, under certain circumstances, if the specified amount decreases during the first 14 years after the policy is issued, or during the first 14 years after any increase in the specified amount for Flexible Premium policies. For Pinnacle policies, the surrender charge applies during the first 12 months since the policy date or since the date of any increase in Base Specified Amount, if the policy is cancelled or if the policy terminates at the end of a grace period. The amount of the charge depends upon the insured's age, gender and underwriting class.

There is no charge for the first 12 transfers among sub-accounts each policy year. Additional transfers are $10.00 for each transfer in a policy year. The charge is deducted from the account value at the time of the transfer. There are no charges for transfers made in connection with the dollar cost averaging program and these transfers are not counted when determining the number of transfers made in a policy year.

There is no charge for the first withdrawal in a policy year. There is a withdrawal charge of $50 per withdrawal for each additional withdrawal. The amount of the charge is deducted from the account value.

5.  CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for the periods ended December 31, 2001 and 2000 (year ended unless otherwise noted):

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                                                                2001                                       2000
                                             -----------------------------------------   -----------------------------------------
                                                                  TRANSFERS        NET                        TRANSFERS        NET
                                              UNITS     UNITS       BETWEEN   INCREASE    UNITS     UNITS       BETWEEN   INCREASE
                                             ISSUED  REDEEMED  SUB ACCOUNTS  (DECREASE)  ISSUED  REDEEMED  SUB ACCOUNTS  (DECREASE)
                                             -----------------------------------------   -----------------------------------------
AIM V.I. Growth Fund                         10,354    (3,182)          476      7,648   14,981    (1,242)        3,707     17,446
AIM V.I. Government Securities Fund             170       (50)          654        774      850       (30)          (76)       744

Alger American Small Capitalization
   Portfolio                                  4,009      (958)         (714)     2,337    5,633      (344)          587      5,876
Alger American Growth Portfolio               7,038    (2,486)       (2,375)     2,177   15,462    (1,256)        1,469     15,675

Deutsche VIT EAFE Equity Index *                 47        (1)           --         46       --        --            --         --
Deutsche VIT Equity 500 Index                 2,560    (1,391)        3,809      4,978    1,506       (80)           --      1,426
Deutsche VIT Small Cap Index *                   10        --            --         10       --        --            --         --

Fidelity VIP Equity-Income Portfolio -
   Service Class 2 *                            190       (50)          766        906       --        --            --         --
Fidelity VIP Contrafund Portfolio -
   Service Class 2 *                             63        (5)          131        189       --        --            --         --
Fidelity VIP Growth & Income Portfolio -
   Service Class 2 *                            248        (2)           --        246       --        --            --         --
Fidelity VIP Growth Portfolio -
   Service Class 2 *                             20        (3)           --         17       --        --            --         --
Fidelity VIP Asset Manager Portfolio -
   Service Class 2 *                             10        --            --         10       --        --            --         --
Fidelity VIP Balanced Portfolio -
   Service Class 2 *                             79       (34)        1,398      1,443       --        --            --         --
Fidelity VIP Mid Cap Portfolio -
   Service Class 2 *                             30        (1)           --         29       --        --            --         --

MFS VIT Emerging Growth Series -
   Initial Class                              6,386    (1,915)          825      5,296    8,867      (663)        1,230      9,434
MFS VIT Investors Trust Series -
   Initial Class                              4,509      (902)       (2,886)       721    8,214      (603)          184      7,795
MFS VIT Capital Opportunities Series -
   Service Class *                              204       (15)           71        260       --        --            --         --
MFS VIT Mid Cap Growth Series - Service Class * 241       (36)           89        294       --        --            --         --
MFS VIT New Discovery Series - Service Class *  165       (11)           63        217       --        --            --         --

PIMCO Long--Term U.S. Government Bond           285      (106)         (518)      (339)   2,426       (48)         (263)     2,115

Touchstone International Equity Fund          3,209      (741)        1,130      3,598    4,662      (299)        1,293      5,656
Touchstone Emerging Growth Fund               2,228      (332)          972      2,868    2,020       (96)          779      2,703
Touchstone Small Cap Value Fund                 979      (175)        1,639      2,443      396       (55)          456        797
Touchstone Growth/Value Fund **                 589       (28)          555      1,116       --        --            --         --
Touchstone Equity Fund **                        10       --             --         10       --        --            --         --
Touchstone Enhanced 30 Fund                   1,226      (488)        1,270      2,008    1,887      (389)        4,385      5,883
Touchstone Value Plus Fund                    1,065      (105)          205      1,165      753       (35)          457      1,175
Touchstone Growth & Income Fund               1,269      (199)         (544)       526      892       (69)           33        856
Touchstone Balanced Fund                      1,072       (70)         (165)       837      246       (17)           (2)       227
Touchstone High Yield Fund                      253       (74)          362        541      288       (18)          526        796
Touchstone Bond Fund                            159       (28)           (3)       128        1        --            --          1
Touchstone Standby Income Fund                1,866      (957)         (740)       169    7,370      (615)       (6,642)       113
Touchstone Money Market Fund **                  11        (1)           --         10       --        --            --         --
Touchstone Income Opportunity Fund ***           --       (10)           --        (10)      --        --            --         --

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)


PINNACLE VARIABLE UNIVERSAL LIFE
                                                                2001
                                             -----------------------------------------
                                                                  TRANSFERS        NET
                                              UNITS     UNITS       BETWEEN   INCREASE
                                             ISSUED  REDEEMED  SUB ACCOUNTS  (DECREASE)
                                             -----------------------------------------
Deutsche VIT EAFE Equity Index *                336       (81)        4,731      4,986
Deutsche VIT Equity 500 Index *              62,714    (1,808)       24,551     85,457
Deutsche VIT Small Cap Index *                  855       (26)        2,657      3,486

Fidelity VIP Equity-Income Portfolio -
   Service Class 2 *                          5,567      (215)          151      5,503
Fidelity VIP Contrafund Portfolio -
   Service Class 2 *                         12,194      (245)          201     12,150
Fidelity VIP Growth & Income Portfolio -
   Service Class 2 *                         10,800      (205)        8,166     18,761
Fidelity VIP Growth Portfolio -
   Service Class 2 *                          5,765      (281)        1,014      6,498
Fidelity VIP Asset Manager Portfolio -
   Service Class 2 *                            156       (15)           --        141
Fidelity VIP Balanced Portfolio -
   Service Class 2 *                          7,183      (138)          (16)     7,029
Fidelity VIP Mid Cap Portfolio -
   Service Class 2 *                         10,521      (100)           50     10,471
Fidelity VIP Money Market Fund Portfolio -
   Initial Class *                            3,768    (1,522)          250      2,496

Janus Aspen Aggressive Growth *                 359       (40)            8        327
Janus Aspen Capital Appreciation *            4,318      (241)        9,041     13,118
Janus Aspen Worldwide Growth *                3,477      (173)        4,221      7,525

Legends Harris Bretall Sullivan & Smith
   Equity Growth *                               10        --            --         10
Legends Third AvenueValue *                  10,163      (157)        7,810     17,816
Legends Gabelli Large Cap Value *            10,030      (218)          197     10,009
Legends Baron Small Cap *                     1,883       (55)           71      1,899

MFS VIT Capital Opportunities Series -
   Service Class *                           14,036      (105)           78     14,009
MFS VIT Emerging Growth Series -
   Service Class *                            1,026       (80)          808      1,754
MFS VIT Mid Cap Growth Series -
   Service Class *                            4,196      (155)        8,384     12,425
MFS VIT New Discovery
   Series - Service Class *                     803       (31)           (8)       764

Oppenheimer Aggressive Growth *               1,935       (80)           89      1,944
Oppenheimer Strategic Bond *                    111       (22)           --         89
Oppenheimer International Growth *            8,832       (60)          455      9,227

Touchstone Emerging Growth Fund *             3,985      (192)        3,701      7,494
Touchstone Small Cap Value Fund *               537        (4)          251        784
Touchstone Growth/Value Fund **               6,496       (15)          251      6,732
Touchstone Equity Fund **                      10.0        --            --         10
Touchstone Enhanced 30 Fund *                   866       (54)          (36)       776
Touchstone Value Plus Fund *                  8,032      (103)           20      7,949
Touchstone High Yield Fund *                     15        (2)           --         13
Touchstone Bond Fund *                          284       (22)           --        262
Touchstone Standby Income Fund *            107,123    (1,217)      (72,624)    33,282

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001


6. UNIT VALUES

The following table shows a summary of units outstanding for variable universal life insurance contracts for the periods ended December 31, 2001 (year ended unless otherwise noted). Thirty-three unit values are calculated for the Flexible Premium Variable Universal Life Insurance and thirty-four unit values are calculated for Pinnacle Variable Universal Life.

                                                                                                     FOR THE PERIOD
                                                           AT DECEMBER 31, 2001                 ENDED DECEMBER 31, 2001
                                                     -------------------------------   ---------------------------------------------
                                          BEGINNING                ENDING                                 EXPENSE
                                         UNIT VALUE            UNIT VALUE              INVESTMENT           RATIO       TOTAL RETURN
                                             LOWEST  UNITS         LOWEST NET ASSETS       INCOME          LOWEST             LOWEST
                                         TO HIGHEST  (000S)    TO HIGHEST      (000S)  RATIO ****      TO HIGHEST         TO HIGHEST
                                         -------------------------------------------   ---------------------------------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                            9.71     26           6.36        165        0.22%  0.70% to 0.90%            -34.48%
   V.I. Government Securities Fund            10.98      2          11.58         18        3.90%  0.70% to 0.90%              5.46
The Alger American Fund
   Small Capitalization Portfolio              9.78      8           6.83         56        0.05%  0.70% to 0.90%            -30.15
   Growth Portfolio                           10.20     20           8.91        180        0.23%  0.70% to 0.90%            -12.61
Deutsche Asset Management VIT Funds
   EAFE Equity Index *                        10.00      5   8.10 to 8.92         45           --  0.70% to 0.90% -19.03% to -10.84%
   Equity 500 Index Fund              9.33 to 10.00     92   8.12 to 9.88        896        1.59%  0.70% to 0.90%  -12.97% to -1.20%
   Small Cap Index *                          10.00      3  9.99 to 10.94         38        1.14%  0.70% to 0.90%     -.07% to 9.36%
Fidelity Variable Insurance
  Products Funds
   Equity-Income Portfolio-Service Class 2 *  10.00      6  9.40 to 10.08         64           --  0.70% to 0.90%    -6.01% to 0.76%
   Contrafund Portfolio-Service Class 2 *     10.00     12  9.49 to 10.09        124           --  0.70% to 0.90%    -5.06% to 0.91%
   Growth & Income Portfolio-Service
  Class 2 *                                   10.00     19  9.46 to 10.17        193           --  0.70% to 0.90%    -5.45% to 1.71%
   Growth Portfolio-Service Class 2 *         10.00      7   8.71 to 9.78         64           --  0.70% to 0.90%  -12.93% to -2.23%
   Asset Manager Portfolio-Service Class 2 *  10.00     --  9.70 to 10.20          2           --  0.70% to 0.90%    -2.96% to 1.99%
   Balanced Portfolio-Service Class 2 *       10.00      8  9.74 to 10.32         87           --  0.70% to 0.90%    -2.60% to 3.18%
   Mid Cap Portfolio-Service Class 2 *        10.00     11 10.32 to 10.82        114           --  0.70% to 0.90%     3.16% to 8.16%
   Money Market Fund Portfolio-
     Initial Class *                          10.00      2          10.29         26        1.75%  0.70% to 0.90%              2.85%
Janus Aspen Series
   Aggressive Growth Portfolio -
     Service Shares *                         10.00     --           8.29          3           --  0.70% to 0.90%            -17.06%
   Capital Appreciation Portfolio -
     Service Shares *                         10.00     13           9.07        119        0.41%  0.70% to 0.90%             -9.28%
   Worldwide Growth Portfolio -
     Service Shares *                         10.00      8           9.17         69        0.15%  0.70% to 0.90%             -8.33%
The Legends Fund, Inc.
   Harris Bretall Sullivan & Smith Equity
      Growth Portfolio *                      10.00     --           9.18         --       19.57%  0.70% to 0.90%             -8.24%
   Third Avenue Value Portfolio *             10.00     18          10.83        193        0.84%  0.70% to 0.90%              8.32%
   Gabelli Large Cap Value Portfolio *        10.00     10           8.44         85        4.91%  0.70% to 0.90%            -15.57%
   Baron Small Cap Portfolio *                10.00      2          11.46         22           --  0.70% to 0.90%             14.60%
MFS Variable Insurance Trust
   Emerging Growth Series-Initial Class       12.67     16           8.35        135           --  0.70% to 0.90%            -34.08%
   Investors Trust Series-Initial Class       10.44      9           8.70         77        0.66%  0.70% to 0.90%            -16.71%
   Capital Opportunities Series-
     Service Class *                          10.00     14   8.06 to 8.62        123        0.01%  0.70% to 0.90% -19.39% to -13.82%
   Emerging Growth Series-Service Class *     10.00      2           8.97         16           --  0.70% to 0.90%            -10.31%
   Mid Cap Growth Series-Service Class *      10.00     13   8.16 to 9.87        125           --  0.70% to 0.90%  -18.42% to -1.28%
   New Discovery Series-Service Class *       10.00      1  9.65 to 10.70         10        0.06%  0.70% to 0.90%    -3.51% to 7.00%
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA -
     Service Class *                          10.00      2           8.91         17           --  0.70% to 0.90%            -10.86%
   Strategic Bond Fund/VA - Service Class *   10.00     --          10.19          1           --  0.70% to 0.90%              1.94%
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA -
     Service Class *                          10.00      9           8.85         82           --  0.70% to 0.90%            -11.48%
PIMCO Variable Insurance Trust
   Pimco Long-Term U.S. Government
     Bond Portfolio                           11.82      2          12.40         22        6.23%  0.70% to 0.90%              4.93%
Touchstone Variable Series Trust
   International Equity Fund                  10.29      9           7.17         67           --  0.70% to 0.90%            -30.31%
   Emerging Growth Fund              10.00 to 16.60     13 11.36 to 16.02        174           --  0.70% to 0.90%   -3.50% to 13.55%
   Small Cap Value Fund               9.25 to 10.00      4 10.47 to 11.91         44        0.55%  0.70% to 0.90%   13.13% to 19.15%
   Growth/Value Fund **                       10.00      8   8.60 to 8.65         68           --  0.70% to 0.90% -14.02% to -13.50%
   Equity Fund **                             10.00     --   8.94 to 8.99         --           --  0.70% to 0.90% -10.64% to -10.10%
   Enhanced 30 Fund                  10.00 to 10.04      9   8.81 to 9.85         78        1.07%  0.70% to 0.90%  -12.24% to -1.48%
   Value Plus Fund                   10.00 to 11.09     10 10.31 to 10.89        108        1.98%  0.70% to 0.90%    -1.78% to 3.10%
   Growth & Income Fund                       10.98      1          10.31         15        4.64%  0.70% to 0.90%             -6.12%
   Balanced Fund                              11.96      1          12.17         13        5.61%  0.70% to 0.90%              1.75%
   High Yield Fund                    9.52 to 10.00      1 10.09 to 10.12         14       12.33%  0.70% to 0.90%     1.17% to 5.97%
   Bond Fund                         10.00 to 10.85     -- 10.51 to 11.59          4       11.86%  0.70% to 0.90%     5.08% to 6.88%
   Standby Income Fund               10.00 to 10.69     39 10.28 to 11.09        411        5.44%  0.70% to 0.90%     2.80% to 3.79%
   Money Market Fund **                       10.00     --          10.15         --        3.96%  0.70% to 0.90%              1.48%
   Income Opportunity Fund ***                10.10     --             --         --       12.00%  0.70% to 0.90%                 --

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

**** Excludes Capital Gains

7. SHARES

A summary of shares invested for variable universal life contracts as of December 31, 2001 is listed below.

AIM Variable Insurance Funds, Inc.
     V.I. Growth Fund                                              10,072 shares
     V.I. Government Securities Fund                                1,535 shares
The Alger American Fund
     Small Capitalization Portfolio                                 3,401 shares
     Growth Portfolio                                               4,901 shares
Deutsche Asset Management VIT Funds
     EAFE Equity Index Fund                                         5,347 shares
     Equity 500 Index Fund                                         74,820 shares
     Small Cap Index Fund                                           3,562 shares
Fidelity Variable Insurance Products Funds
     Equity-Income Portfolio-Service Class 2                        2,831 shares
     Contrafund Portfolio-Service Class 2                           6,220 shares
     Growth & Income Portfolio-Service Class 2                     14,778 shares
     Growth Portfolio-Service Class 2                               1,910 shares
     Asset Manager Portfolio-Service Class 2                          107 shares
     Balanced Portfolio-Service Class 2                             6,361 shares
     Mid Cap Portfolio-Service Class 2                              5,827 shares
     Money Market Fund Portfolio-Initial Class                     25,668 shares
Janus Aspen Series
     Aggressive Growth Portfolio - Service Shares                     125 shares
     Capital Appreciation Portfolio - Service Shares                5,786 shares
     Worldwide Growth Portfolio - Service Shares                    2,431 shares
     The Legends Fund, Inc.
Harris Bretall Sullivan & Smith Equity Growth Portfolio                 7 shares
     Third Avenue Value Portfolio                                  11,659 shares
     Gabelli Large Cap Value Portfolio                             11,766 shares
     Baron Small Cap Portfolio                                      1,727 shares
MFS Variable Insurance Trust
     Emerging Growth Series-Initial Class                           7,483 shares
     Investors Trust Series-Initial Class                           4,476 shares
     Capital Opportunities Series-Service Class                     9,091 shares
     Emerging Growth Series-Service Class                             878 shares
     Mid Cap Growth Series-Service Class                           15,789 shares
     New Discovery Series-Service Class                               675 shares
Oppenheimer Variable Account Funds
     Aggressive Growth Fund/VA - Service Class                        426 shares
     Strategic Bond Fund/VA - Service Class                           192 shares
Oppenheimer's Panorama Series Fund, Inc.
     International Growth Fund/VA - Service Class                  75,631 shares
PIMCO Variable Insurance Trust
     Long-Term U.S. Government Bond Portfolio                       2,151 shares

Touchstone Variable Series Trust
     International Equity Fund                                      8,826 shares
     Emerging Growth Fund                                           9,619 shares
     Small Cap Value Fund                                           6,688 shares
     Growth/Value Fund                                              7,841 shares
     Equity Fund                                                       20 shares
     Enhanced 30 Fund                                               8,767 shares
     Value Plus Fund                                               10,342 shares
     Growth & Income Fund                                           1,493 shares
     Balanced Fund                                                    936 shares
     High Yield Fund                                                1,837 shares
     Bond Fund                                                        421 shares
     Standby Income Fund                                           41,721 shares
     Money Market Fund                                                102 shares
     Income Opportunity Fund                                           -- shares

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                         Columbus Life Insurance Company

                     Years ended December 31, 2001 and 2000
                       with Report of Independent Auditors

                         COLUMBUS LIFE INSURANCE COMPANY

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 2001 AND 2000







                                    CONTENTS

Report of Independent Auditors.................................................1

FINANCIAL STATEMENTS

Balance Sheets - Statutory-Basis...............................................2
Statements of Income - Statutory-Basis.........................................3
Statements of Changes in Capital and Surplus - Statutory-Basis.................4
Statements of Cash Flows - Statutory-Basis ....................................5
Notes to Statutory-Basis Financial Statements..................................6

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors
Columbus Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Columbus Life Insurance Company as of December 31, 2001 and 2000, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 10.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Columbus Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Columbus Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Ohio Insurance Department.



Cincinnati, Ohio
April 4, 2002


/s/ Ernst & Young LLP

                         COLUMBUS LIFE INSURANCE COMPANY

                        BALANCE SHEETS - STATUTORY-BASIS

                                                                                        DECEMBER 31
                                                                                    2001                 2000
                                                                              -------------------------------
                                                                                       (in thousands)
ADMITTED ASSETS
Debt securities                                                               $1,479,355           $1,473,960
Preferred and common stocks                                                      202,275              218,464
Mortgage loans                                                                   157,174              152,387
Policy loans                                                                      73,571               74,798
Real estate, held for the production of income                                     1,627                3,290
Cash, cash equivalents and short-term investments                                 (6,700)              56,880
Other invested assets                                                             71,899               66,075
                                                                              ----------           ----------
Total cash and invested assets                                                 1,979,201            2,045,854

Premiums deferred and uncollected                                                  6,341                7,371
Investment income due and accrued                                                 28,199               24,667
Net deferred tax asset                                                            41,135                   --
Other admitted assets                                                             62,963               30,774
Separate account assets                                                            4,164                  957
                                                                              ----------           ----------
Total admitted assets                                                         $2,122,003           $2,109,623
                                                                              ==========           ==========

LIABILITIES AND CAPITAL AND SURPLUS

Policy reserves                                                               $1,618,654           $1,578,111
Liability for deposit-type contracts                                              47,614               47,135
Policy and contract claims in process of settlement                                4,720                5,262
Dividends payable to policyholders                                                15,636               15,339
Other liabilities                                                                 57,003               50,481
Federal income taxes payable to parent                                             3,117                3,716
Interest maintenance reserve                                                      11,672               11,832
Asset valuation reserve                                                           22,178               43,954
Separate account liabilities                                                       4,164                  957
                                                                              ----------           ----------
Total liabilities                                                              1,784,758            1,756,787

Common stock, $1 par value, authorized 10,000,000
     shares, issued and outstanding 10,000,000 shares                             10,000               10,000
Paid-in surplus                                                                   41,600               41,600
Unassigned surplus                                                               285,645              301,236
                                                                              ----------           ----------
Total capital and surplus                                                        337,245              352,836
                                                                              ----------           ----------
Total liabilities and capital and surplus                                     $2,122,003           $2,109,623
                                                                              ==========           ==========


See accompanying notes.


                         COLUMBUS LIFE INSURANCE COMPANY

                     STATEMENTS OF INCOME - STATUTORY-BASIS
                                                                                  YEAR ENDED DECEMBER 31
                                                                                    2001                 2000
                                                                               ------------------------------
                                                                                      (in thousands)
Revenue:
     Premiums                                                                  $ 159,656            $ 146,233
     Net investment income                                                       137,993              147,857
     Considerations for supplementary contracts with life contingencies              864                  519
     Other                                                                         1,955                6,348
                                                                               ---------            ---------
                                                                                 300,468              300,957

Policy benefits and expenses:
     Death benefits                                                               42,124               45,463
     Annuity benefits                                                              7,332                6,646
     Disability and accident and health benefits                                   2,339                2,280
     Surrender benefits                                                           98,211              134,560
     Other benefits                                                                5,107                4,863
     Increase in policy reserve and other policyholders' funds                    40,543                  648
     Net transfers to separate account                                             3,451                  946
     Commissions on premiums                                                      24,742               16,611
     General expenses                                                             23,812               32,528
                                                                               ---------            ---------
                                                                                 247,661              244,545
                                                                               ---------            ---------

Gain from operations before dividends to policyholders,
     federal income taxes and net realized capital gains                          52,807               56,412

Dividends to policyholders                                                        15,601               15,468
                                                                               ---------            ---------
Gain from operations before federal income taxes
     and net realized capital gains                                               37,206               40,944

Federal income taxes                                                              10,368               14,943
                                                                               ---------            ---------
Net gain from operations before net realized capital gains                        26,838               26,001

Net  realized capital (losses) gains, less federal income tax expense of $1,543 in 2001 and $4,472 in 2000 and transfers to (from) the
     interest maintenance reserve of $3,001 in 2001 and $(2,613) in 2000          (1,700)               7,569
                                                                               ---------            ---------
Net income                                                                     $  25,138            $  33,570
                                                                               =========            =========


See accompanying notes.


                         COLUMBUS LIFE INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY-BASIS
                                                                                  YEAR ENDED DECEMBER 31
                                                                                    2001                 2000
                                                                               ------------------------------
                                                                                      (in thousands)
Capital and surplus, beginning of year                                         $ 352,836            $ 330,448
     Net income                                                                   25,138               33,570
     Change in net unrealized gains (net of deferred taxes of $11,566)           (21,481)             (51,254)
     Change in deferred income tax                                                (9,887)                  --
     Change in nonadmitted assets                                                 (9,575)               3,715
     Change in asset valuation reserve                                            22,502               36,348
     Cumulative effects of changes in accounting principles                       47,709                   --
     Dividends to stockholders                                                   (70,000)                  --
     Other changes, net                                                                3                    9
                                                                               ---------            ---------
Capital and surplus, end of year                                               $ 337,245            $ 352,836
                                                                               =========            =========


See accompanying notes.



                         COLUMBUS LIFE INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS - STATUTORY-BASIS
                                                                                  YEAR ENDED DECEMBER 31
                                                                                    2001                 2000
                                                                               ------------------------------
                                                                                      (in thousands)
OPERATING ACTIVITIES:
Premium and annuity considerations                                             $ 162,219            $ 150,817
Net investment income received                                                   129,914              146,047
Surrender and annuity benefits paid                                              (98,211)            (134,462)
Death and other benefits to policyholders                                        (54,731)             (56,568)
Commissions, other expenses and taxes paid                                       (53,750)             (52,064)
Net transfers to separate accounts                                                (3,451)                (946)
Dividends paid to policyholders                                                  (15,304)             (15,269)
Federal income taxes paid to parent                                              (10,957)             (33,955)
Other, net                                                                       (18,298)             (25,201)
                                                                               ---------            ---------
Net cash provided (used) by operating activities                                  37,431              (21,601)
                                                                               =========            =========

INVESTMENT ACTIVITIES:
Proceeds from investments sold, matured or repaid:
     Debt securities                                                             480,273              339,468
     Stocks                                                                       64,306              179,980
     Mortgage loans                                                               11,952               20,913
     Other invested assets                                                         6,018                7,740
                                                                               ---------            ---------
Total investment proceeds                                                        562,549              548,101
Taxes paid on capital gains                                                       (1,543)              (8,041)
                                                                               ---------            ---------
Net proceeds from investments sold, matured or repaid                            561,006              540,060

Cost of investments acquired:
     Bonds                                                                      (486,966)            (323,716)
     Stocks                                                                      (66,157)            (120,349)
     Mortgage loans                                                              (17,015)             (22,200)
     Other invested assets                                                       (21,430)             (49,478)
                                                                               ---------            ---------
Total cost of investments acquired                                              (591,568)            (515,743)

Net decrease in policy loans                                                       1,228                1,010
                                                                               ---------            ---------
Net cash (used) provided by investment activities                                (29,334)              25,327
                                                                               ---------            ---------

FINANCING ACTIVITIES:
Deposits on deposit-type contract funds and other
 liabilities without life or disability contingencies                              6,668                5,635
Dividends paid to stockholder                                                    (70,000)                  --
Withdrawals on deposit-type contract funds and other
 liabilities without life or disability contingencies                             (8,345)              (8,055)
                                                                               ---------            ---------
Net cash used by financing activities                                            (71,677)              (2,420)
                                                                               ---------            ---------
Net change in cash, cash equivalents and short-term investments                  (63,580)               1,306
Cash, cash equivalents and short-term investments:
     Beginning of year                                                            56,880               55,574
                                                                               ---------            ---------
     End of year                                                               $  (6,700)           $  56,880
                                                                               =========            =========

See accompanying notes.

                         COLUMBUS LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2001 AND 2000

1. ORGANIZATION AND NATURE OF BUSINESS

Columbus Life Insurance Company (the Company), a stock life insurance company, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual life, universal life and annuity contracts through general and independent agents and affiliated broker-dealers. The Company is licensed in 46 states and the District of Columbia. Approximately 52% of the gross premiums and annuity considerations for the Company were derived from Ohio, California, Michigan, Florida, Indiana and New Jersey.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

     o Certain assets are excluded from the statements of admitted assets, liabilities and capital and surplus as "non-admitted assets" (principally furniture and equipment) for statutory reporting purposes.

     o Debt securities are carried at amortized cost for statutory purposes rather than fair value.

     o Effective January 1, 2001, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

     o The accounts and operations of the Company's subsidiaries are not consolidated with accounts and operations of the Company as would be required by GAAP.

     o The costs of acquiring and renewing new business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

     o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity of the individual security sold. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "interest maintenance reserve" (IMR). Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

     o For statutory reporting purposes, the "asset valuation reserve" (AVR) is determined by a NAIC prescribed formula and is reported as a liability; AVR is not recognized under GAAP.

     o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required by GAAP.

     o Policyholder dividends are recognized when declared rather than over the term of the related policies.

     o Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

See Note 10 for a reconciliation of the Company's surplus and net income from statutory to GAAP.

Effective January 1, 2001, the NAIC revised the Accounting Practices and Procedures Manual in a process referred to as codification. The Department has adopted the provisions of the revised man-ual. The Company recorded, directly to surplus, a cumulative effect of the changes in accounting principles of $47,709,000. Included in the adjustment is an increase in surplus of approximately $49,648,000 related to the impact of recognizing a net admitted deferred tax asset.

Other significant accounting practices are as follows:

REVENUES AND EXPENSES

Life and accident and health premiums are recognized as revenue when due. Subsequent to January 1, 2001, premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity and risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Prior to January 1, 2001 life, annuity, accident and health premiums are recognized as revenue when due. Commissions and other costs of acquiring the policies are charged to expense when incurred.

VALUATION OF INVESTMENTS

Debt securities and stock values are as prescribed by the NAIC; debt securities principally at amortized cost using the interest method, redeemable preferred stocks, which have characteristics of debt securities and are rated as high quality or better, at cost and all other stocks at market value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains (losses) were reported in unassigned surplus without any adjustment for federal income taxes.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

The Company's subsidiaries are reported at their underlying statutory equity plus the admitted portion of goodwill. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at unpaid principal balances, less allowance for impairment.

Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Prior to January 1, 2001, real estate, other than that occupied by the Company, was reported at the lower of depreciated cost or fair value. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

Joint ventures and partnerships are carried at the Company's interest in the underlying GAAP equity of the joint venture or partnership. The carrying value shown in the balance sheet under "other invested assets" approximates the fair value. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the joint venture or partnership are reported as net investment income when declared.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of bonds, stocks, mortgage loans, real estate, and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the remaining life of the investments sold. The net gain (loss) deferred as a result of recording the interest maintenance reserve was $3,001,000 and $(2,613,000), which is net of federal income tax expense (benefit) of $1,610,000 and $(1,407,000) in 2001 and 2000, respectively.

Realized capital gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized capital gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for permanent declines in value of debt securities, mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not permanent, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

POLICY RESERVES

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                                   PERCENTAGE OF RESERVES
                                                                  ------------------------
                                                                  2001                 2000
                                                                  ------------------------
Life insurance:
     1941 Commissioners Standard Ordinary, 2-1/2% - 3%               3.2%                 3.4%
     1958 Commissioners Standard Ordinary, 2-1/2% - 4-1/2%          22.3                 22.9
     1980 Commissioners Standard Ordinary, 4% - 5%                  43.9                 41.5
Annuities:
     Various, 2-1/2% - 7-1/2%                                       28.6                 30.1
Supplemental benefits:
     Various, 2-1/2% - 7-1/2%                                        1.2                  1.2
Other, 2% - 5-1/2%                                                   0.8                  0.9
                                                               ---------            ---------
                                                                   100.0%               100.0%
                                                               =========            =========

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interests rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating period.

As of December 31, 2001, reserves of $18,326,000 are recorded on inforce amounts of $1,548,791,000 for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

The liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

POLICYHOLDERS' DIVIDENDS

The amount of policyholders' dividends to be paid is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

At December 31, 2001, participating policies represent approximately 15.7% ($1,613,130,000) of directly written life insurance in force, net of amounts ceded.

POLICY AND CONTRACT CLAIMS

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2001 and 2000. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency.

Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

SEPARATE ACCOUNT

The Company maintains a separate account, which holds assets related to the Company's variable universal life products. The assets of the separate account consist primarily of mutual funds, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounted for the original policies issued and the terms of the reinsurance contracts.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

FEDERAL INCOME TAXES

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained in the parent company under the tax sharing agreement. Any difference between the amount of tax expense or benefit under the separate return method and the amount of cash paid or received under the tax sharing agreement is treated as either a dividend or a capital contribution.

USE OF ESTIMATES

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATION

Previously reported amounts for 2000 have in some instances been reclassified to conform to the 2001 presentation.

3. DEBT AND EQUITY SECURITIES

Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investment. The amortized cost and estimated fair values of debt securities at December 31, 2001 and 2000 are as follows:


                                                                              2001
                                                  ------------------------------------------------------------
                                                         AMORTIZED   UNREALIZED    UNREALIZED     ESTIMATED
                                                            COST        GAIN         LOSSES       FAIR VALUE
                                                  ------------------------------------------------------------
                                                                         (IN THOUSANDS)
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies         $      4,869      $     420      $     --   $      5,289
Debt securities issued by states of the U.S. and
   political subdivisions of the states                     9,760            375            --         10,135
Corporate securities                                    1,114,985         45,700        13,935      1,146,750
Mortgage-backed securities                                349,490         11,966           312        361,144
Foreign government securities                                 251             --             7            244
                                                  ------------------------------------------------------------
Total                                                  $1,479,355        $58,461       $14,254     $1,523,562
                                                  ============================================================

                                                                              2000
                                                  ------------------------------------------------------------
                                                         AMORTIZED   UNREALIZED    UNREALIZED     ESTIMATED
                                                            COST        GAIN         LOSSES       FAIR VALUE
                                                  ------------------------------------------------------------
                                                                         (IN THOUSANDS)
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies           $   11,294         $  407         $  --     $   11,701
Debt securities issued by states of the U.S. and
   political subdivisions of the states                    30,802            834           170         31,466
Corporate securities                                    1,066,399         21,943        25,755      1,062,587
Mortgage-backed securities                                365,215          5,638         1,457        369,396
Foreign government securities                                 250             13            --            263
                                                  ------------------------------------------------------------
Total                                                  $1,473,960        $28,835       $27,382     $1,475,413
                                                  ============================================================

The amortized cost and estimated fair value of debt securities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               AMORTIZED           ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              -------------------------------
                                                                                      (IN THOUSANDS)
Due in one year or less                                                       $  102,178           $  103,931
Due after one year through five years                                            368,683              387,036
Due after five years through ten years                                           357,410              364,024
Due after ten years                                                              301,594              307,426
Mortgage-backed securities                                                       349,490              361,145
                                                                              ----------           ----------
Total                                                                         $1,479,355           $1,523,562
                                                                              ==========           ==========


Proceeds from sales of investments in debt securities during 2001 and 2000 were $459,773,000 and $330,146,000, respectively. Gross gains of $6,945,000 and
$1,129,000 and gross losses of $2,119,000 and $5,149,000 were realized on those sales in 2001 and 2000, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

                                                                              2001
                                                  ------------------------------------------------------------
                                                         AMORTIZED   UNREALIZED    UNREALIZED     ESTIMATED
                                                            COST        GAIN         LOSSES       FAIR VALUE
                                                  ------------------------------------------------------------
                                                                         (IN THOUSANDS)
Preferred stocks                                         $ 27,148         $  442        $  267       $ 27,332
                                                  ============================================================
Common stock                                             $106,740         22,118       $11,153       $117,705
Subsidiaries                                               52,998         12,583         8,159         57,422
                                                  ------------------------------------------------------------
Total common stock                                       $159,738        $34,701       $19,312       $175,127
                                                  ============================================================

                                                                              2000
                                                  ------------------------------------------------------------
                                                         AMORTIZED   UNREALIZED    UNREALIZED     ESTIMATED
                                                            COST        GAIN         LOSSES       FAIR VALUE
                                                  ------------------------------------------------------------
                                                                         (IN THOUSANDS)
Preferred stocks                                         $ 22,764          $  --        $  748       $ 22,016
                                                  ============================================================
Common stock                                             $106,212        $31,098       $13,046       $124,264
Subsidiaries                                               52,998         28,304         9,866         71,436
                                                  ------------------------------------------------------------
Total common stock                                       $159,210        $59,402       $22,912       $195,700
                                                  ============================================================


Proceeds from sales of investments in equity securities during 2001 and 2000 were $64,306,000 and $179,980,000, respectively. Gross gains of $13,117,000 and
$45,162,000 and gross losses of $8,539,000 and $28,937,000 were realized on these sales in 2001 and 2000, respectively.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are disclosed in Note 3.

The fair values of mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $157,174,000 and $163,389,000, and $157,387,000 and $156,411,000 at
December 31, 2001 and 2000, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $73,571,000 and $74,798,000 at December 31, 2001 and 2000, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $1,222,378,000 and $1,123,792,000 and $1,183,136,000, and $1,091,836,000 for 2001 and 2000,
respectively.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

5. CONCENTRATIONS OF CREDIT RISK

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $120,600,000, with an aggregate fair value of $115,295,000. Those holdings amounted to 8.1% of the Company's investments in bonds and less than 5.7% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 38.09% of such mortgages ($59,863,000) involved properties located in Florida and Ohio. Such investments consist of first mortgage liens on completed income-producing properties; the mortgage outstanding on any individual property does not exceed $5,953,000.

During 2001, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 6.90% and 7.50%. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2001, the Company held no mortgages with interest overdue beyond one year.

The Company did not reduce interest rates on any outstanding mortgages. At December 31, 2001, the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required. At December 31, 2001, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions that may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of durations and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

6. RELATED PARTY TRANSACTIONS

The Company is party to a service agreement with Western and Southern for the performance of certain legal services, investment advisory and data processing functions. The Company paid $9,288,000 and $8,729,000 in 2001 and 2000, respectively, for these services.

The Company has entered into an agreement with Western and Southern where the Company reinsured the liabilities of, and began servicing and administering the former business of, Columbus Mutual Life Insurance Company (Columbus Mutual), a former affiliate of Western and Southern which merged with Western and Southern. The agreement is anticipated to last until all obligations for policies issued by Columbus Mutual are settled. Reserves reflected on the Company's balance sheets for policies and contracts included under the Agreement are:

                                                        DECEMBER 31
                                                    2001                 2000
                                                -----------------------------
                                                      (IN THOUSANDS)

     Life and annuity reserves                  $815,289             $835,099
     Accident and health reserves                  9,888               11,403



The Company participates in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in Other Assets on the Balance Sheets, were $50,305,000 and $25,609,000 at December 31, 2001 and 2000,
respectively.

7. FEDERAL INCOME TAXES

The Company is included in the consolidated return for Western and Southern. As of December 31, 2001 and 2000, the Company had a payable to Western and Southern in the amount of $3,117,000 and $3,716,000, respectively, related to federal income taxes payable.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

The components of the net deferred tax asset at December 31, 2001 are as follows (in thousands):

     Gross deferred tax assets                                        $63,102
     Gross deferred tax liabilities                                     7,036
     Deferred tax assets non-admitted                                  14,931
     Change in deferred tax assets non-admitted                        10,193

The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, 2001 are as follows (in thousands):

     Current income tax expense:
       Operations                                                     $10,368
       Realized capital gains                                           1,543

     Change in deferred tax assets                                      1,270
     Change in deferred tax liabilities                                (2,949)
                                                                      -------
     Net change in deferred taxes                                     $(1,679)
                                                                      =======


The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Gain from Operations Before Federal Income Taxes and Net Realized Capital Gains. The significant differences for the year ended December 31, 2001 are as follows (in thousands):

     Expected federal income tax expense                              $13,022
     Book over tax reserves                                             2,049
     Dividend received deduction                                         (675)
     Accrued market discount                                           (1,369)
     Accrued dividends                                                 (2,063)
     Tax credits                                                         (898)
     Other                                                                302
                                                                      -------
     Total incurred income tax expense                                $10,368
                                                                      =======


8. DIVIDEND RESTRICTIONS

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure, without prior approval of the regulators, to the greater of ten percent of statutory surplus or the prior year statutory net gain from operations. For 2002, the Company has $33,725,000 available for payment of dividends to Western and Southern without further approval of the regulators.

On February 26, 2001, the Company obtained state approval and paid a dividend of $70,000,000 to Western and Southern. The Company's remaining surplus was substantially in excess of amounts required to be held by regulatory agencies.

9. COMMITMENTS AND CONTINGENCIES

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes its defenses are meritorious and that the eventual outcome will not have a material effect on the Company's financial position.

At December 31, 2001, the Company does not have any material lease agreements for office space or equipment.

10. REGULATORY MATTERS

A reconciliation of SAP Surplus and GAAP Surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:

                                                              2001                 2000
                                                         ------------------------------
                                                                (IN THOUSANDS)
SAP surplus                                               $337,245             $352,836
Deferred policy acquisition costs                          131,291              148,303
Policy reserves                                            (24,172)             (22,428)
Asset valuation and interest maintenance reserves           33,849               55,951
Income taxes                                               (40,236)              14,235
Net unrealized loss on available-for-sale securities        47,633               (5,369)
Other, net                                                  27,287               15,359
                                                         ---------            ---------
GAAP surplus                                              $512,897             $558,887
                                                         =========            =========

                                                              2001                 2000
                                                         ------------------------------
                                                                (IN THOUSANDS)
SAP net income                                             $25,138              $33,570
Deferred policy acquisition costs                              593               (6,796)
Policy reserves                                             (2,466)               4,576
Income taxes                                                 4,744                7,450
Interest maintenance reserve                                   122               (5,513)
Other, net                                                  (8,622)               7,773
                                                         ---------            ---------
GAAP net income                                            $19,509              $41,060
                                                         =========            =========

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2001 and 2000, the Company exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

11. ANNUITY RESERVES

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                  AMOUNT              PERCENT
                                                                               ------------------------------
                                                                                      (IN THOUSANDS)
Subject to discretionary withdrawal:
     At book value less current surrender charge of 5% or more                  $ 77,632                   15%
Subject to discretionary withdrawal (without adjustment) at book value
     with minimal or no charge or adjustment                                     418,824                   81%
Not subject to discretionary withdrawal                                           20,600                    4%
                                                                               ---------            ---------
Total annuity reserves and deposit fund liabilities before reinsurance          $517,056                100.0%
                                                                               =========            =========


The annuity reserves and deposit fund liabilities are included in "Policy reserves" in the balance sheets.

12. REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                    2001                 2000
                                                                               ------------------------------
                                                                                      (IN THOUSANDS)
Premiums                                                                         $12,132              $13,095
Benefits paid or provided                                                         10,161                5,354
Policy and contract liabilities, at year end                                       9,937                2,985

At December 31, 2001 the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The net amount of reduction to capital and surplus at December 31, 2001 if all reinsurance agreements were cancelled is $0.

In 2001 and 2000, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

13. SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds, which are administered for variable universal life contracts. The assets consist of mutual funds. The assets are carried at market value.

The separate account assets do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2001 is as follows:

                                                                       NONGUARANTEED
                                                                   SEPARATE ACCOUNTS
                                                                   -----------------
                                                                      (IN THOUSANDS)
Premiums, deposits and other considerations for the year ended
     December 31, 2001                                                     $   3,652
                                                                           =========



Reserves for separate accounts as of December 31, 2001
     (all subject to discretionary withdrawal)                             $   3,206
                                                                           =========



A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                                2001
                                                                        ------------
                                                                       (IN THOUSANDS)

Transfers as reported in the statements of income of the separate accounts statement:
       Transfers to separate accounts                                      $   3,652
       Transfers from separate accounts                                         (210)
                                                                           ---------
Net transfers from separate accounts                                           3,442

Reconciling Adjustments:
     Miscellaneous income                                                          9
                                                                           ---------
Net transfers as reported in the statements of income                      $   3,451
                                                                           =========


14. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2001, were as follows:

                                                                                   GROSS       NET OF LOADING
                                                                             --------------------------------
                                                                                       (IN THOUSANDS)
Ordinary new business                                                        $       169          $       131
Ordinary renewal                                                                   6,344                6,204
                                                                             -----------          -----------

Total                                                                        $     6,513          $     6,335
                                                                             ===========          ===========


                                     PART II

              INFORMATION NOT REQUIRED TO BE FILED IN A PROSPECTUS

Undertaking to File Reports

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Information and Undertaking Pursuant to Rule 484(b)(1) under the Securities Act of 1933

The Code of Regulations of Columbus Life Insurance Company provides in Article VI that:

                                   ARTICLE VI
                          Indemnification and Insurance

      Section 1. Indemnification. To the fullest extent not prohibited by applicable law, the corporation shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceeding (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof or any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the corporation, or, at the direction or request of the corporation, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

      Any director who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the corporation in any matter and who shall be selected by all of the officers and directors of the corporation who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common

      Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Articles of Incorporation, this Code of Regulations, any agreement, any insurance purchased by the corporation, vote of shareholders or otherwise.

      Section 2. Insurance. The Board of Directors of the corporation may secure and maintain such policies of insurance as it may consider appropriate to insure any person who is serving or has served as a director, officer or employee of the corporation, or who is serving or has served at the request of the corporation as a director, trustee, officer, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture, or other entity or enterprise including any employee benefit plan against any liability asserted against and incurred by such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted under Policies Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Columbus Life Insurance Company represents that, with respect to the Policies registered with the Securities and Exchange Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in the Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Columbus Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

      The facing sheet

      Reconciliation and tie between the Items in Form N-8B-2 and the Prospectus

      The Prospectus consisting of 131 pages

      The undertaking to file reports

      Other undertakings and representations

      The signatures

      Written consents

      The following exhibits:

      1. Exhibits required by Article IX, paragraph A, of Form N-8B-2:

      (1) Resolution of Board of Directors of the Columbus Life Insurance Company dated September 10, 1998 authorizing the establishment of the Separate Account (1)

      (2 Not applicable

      (3) (a) (i) Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc. (2)

                  (ii) Addendum to Schedule A of Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies (3)

                  (iii) Supplemental Addendum to Schedule A of Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies. (8)

            (b) (i) Form of General Agency Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (3)

            (b) (ii) Alternative Form of Commission Schedule to Form of General Agency Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (8)

            (b) (iii) Form of Broker-Dealer Sales Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency. (7)

            (c) Form of override Commission Schedule (8)

      (4) Not applicable

      (5) (a) Form of Pinnacle Variable Universal Life Insurance Policy issued by Columbus Life Insurance Company (4)

            (b) Form of Disability Credit Rider (3)

            (c) Form of Children's Term Rider (3)

            (d) Form of Accidental Death Rider (3)

            (e) Form of Accelerated Death Benefit Rider (3)

            (f) Form of Insured Insurability Rider (3)

            (g) Form of Other Insured Rider (3)

            (h) Form of Accelerated Death Benefit Plus Rider (3)

            (i) Form of Extended Maturity Benefit Rider (3)

            (j) Form of Extended Maturity Benefit Plus Rider (3)

            (k) Form of Extended No-Lapse Guarantee Rider (3)

            (l) Form of Aviation Exclusion Rider (3)

            (m) Form of Military Aviation Exclusion Rider (3)

            (n) Form of Additional Life Rider (3)

      (6) (a) (i) Certificate of Incorporation of the Columbus Life Insurance Company (5)

                  (ii) Certificate of Amendment of Articles of Incorporation of Columbus Life Insurance Company (5)

            (b) Code of Regulations of the Columbus Life Insurance Company (5)

      (7) Not applicable

      (8) (a) (i) Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (5)

                  (ii) Amended Exhibit A to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (3)

                  (iii) Amended Exhibits A and B to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

                  (iv) Amendment to Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

            (b) (i) Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company
(3)

                  (ii) Amendment No.1 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

                  (iii) Amendment No. 2 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (6)

            (c) (i) Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (3)

                  (ii) Amendment No.1 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (3)

                  (iii) Amendment No. 2 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (6)

            (d) (i) Janus Aspen Series Fund Participation Agreement (Service Shares) between Janus Aspen Series and Columbus Life Insurance Company (3)

                  (ii) Amendment No. 1 to Fund Participation Agreement between Janus Aspen Series and Columbus Life Insurance Company (8)

            (e) Distribution and Shareholder Services Agreement, Service Shares of Janus Aspen Series (for Insurance Companies), by and between Janus Distributors, Inc. and Columbus Life Insurance Company (3)

            (f) Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (3)

            (g) Participation Agreement among The Legends Fund, Inc., Touchstone Securities, Inc. and Columbus Life Insurance Company (3)

            (h) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Columbus Life Insurance Company (3)

            (i) Service Contract between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

            (j) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

            (k) Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

            (l) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

            (m) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

            (n) Administrative Services Agreement between Massachusetts Financial Services Company, Western-Southern Life Assurance Company, and Columbus Life Insurance Company (3)

            (o) Sub-license Agreement by and between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

            (p) Amendment to Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

      (9) Not Applicable

      (10)(a) Form of Columbus Life Insurance Company Application for Life Insurance (3)

            (b) Form of Columbus Life Insurance Company Supplement to Application for Life Insurance to be Completed When Applying for Flexible Premium Variable Universal Life (3)

            (c) Alternative form of Columbus Life Insurance Company Application for Life Insurance (7)

      (11) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company (filed herewith)

      2. Opinion and Consent of Counsel (filed herewith)

      3. None

      4. Not Applicable

      5. Not required

      99.(1) Actuarial Opinion and Consent (filed herewith)

      99.(2) Consent of Ernst & Young LLP (filed herewith)

      99.(3) Powers of Attorney (filed herewith)

(1) Incorporated by reference to the Registration Statement on Form S-6, File No. 333-78489, filed May 14, 1999.
(2) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed May 1, 2000.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-47940, filed February 7, 2001.
(4) Incorporated by reference to the Registration Statement, File No. 333-47940, filed October 13, 2000.
(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed August 19, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-78489, filed on April 26, 2001.
(7) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Columbus Life Insurance Company Separate Account 1 on Form S-6, File No. 333-73390, filed January 28, 2002.
(8) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-47940, filed April 26, 2001.
(9) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Columbus Life Insurance Company Separate Account 1 on Form S-6, File No. 333-73390, filed April 26, 2002.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, Columbus Life Insurance Company Separate Account 1, has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 26th day of April, 2002.

                                        COLUMBUS LIFE INSURANCE COMPANY SEPARATE
                                        ACCOUNT 1

                                        By: COLUMBUS LIFE INSURANCE COMPANY


                                        By: /s/ Lawrence L. Grypp
                                            ------------------------------------
                                            Lawrence L. Grypp
                                            President and Chief Executive
                                            Officer

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                                            Principal Executive Officer:

                                            /s/ Lawrence L. Grypp
                                            ------------------------------------
                                            Lawrence L. Grypp
                                            President and Chief Executive
                                            Officer
                                            April 26, 2002


                                            Principal Accounting and Financial
                                            Officer:

                                            /s/ Robert L. Walker
                                            ------------------------------------
                                            Robert L. Walker
                                            Chief Financial Officer
                                            April 26, 2002

                                            Directors:
                                            William J. Williams*
                                            John H. Barrett*
                                            Paul H. Amato*
                                            James N. Clark*
                                            Ralph E. Waldo*
                                            Lawrence L. Grypp


                                            By: /s/ Lawrence L. Grypp
                                                --------------------------------
                                                Lawrence L. Grypp
                                                individually and as attorney in
                                                fact* for each Director April
                                                26, 2002

                                  EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION                                               PAGE
-----------       -----------                                               ----

1.(11) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company

2                 Opinion and Consent of Counsel

99.(1)            Actuarial Opinion and Consent

99.(2)            Consent of Ernst & Young LLP

99.(3)            Powers of Attorney


                                      II-9